Securities Act Registration No. 333-151912
Investment Act Registration No. 811-08868

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. 8	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No. 26	[X]

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL
Registrant

AMERITAS LIFE INSURANCE CORP.
Depositor
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

ANN D. DIERS
Vice President & Associate General Counsel, Variable Contracts & AIC
Ameritas Life Insurance Corp.
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2015 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on __________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: SECURITIES OF UNIT INVESTMENT TRUST
Ameritas Advisor VUL® Variable Universal Life Insurance

PROSPECTUS: May 1, 2015
Ameritas Advisor VUL®
Individual Flexible Premium
Variable Universal Life Insurance Policy	Ameritas Life Insurance Corp. Separate Account LLVL

This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, the amount of the death benefit, and how you invest your Account Value. The value of your Policy will increase or decrease based on the performance of the Investment Options you choose. The amount of the death benefit can also vary as a result of investment performance.

You may allocate all or part of your Account Value among a variety of Subaccount variable Investment Options where you have the investment risk, including possible loss of principal. The Subaccounts are listed in the Investment Options section of this prospectus.

You may also allocate all or part of your investment to a Fixed Account option, where we have the investment risk. We guarantee a fixed rate of interest on your investment in the Fixed Account.

Please Read this Prospectus Carefully and Keep It for Future Reference.

It provides information you should consider before investing in a Policy.

Prospectuses for the portfolios that underlie the Subaccount variable Investment Options are available without charge from your sales representative or from our Service Center.

The Securities and Exchange Commission ("SEC") does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

This prospectus may only be used to offer the Policy where the Policy may lawfully be sold.

The Policy, and certain features described in this prospectus, may not be available in all states.

No one is authorized to give information or make any representation about the Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.

NOT FDIC INSURED ■ MAY LOSE VALUE ■ NO BANK GUARANTEE
Ameritas Life Insurance Corp. (Company, we, us, our, Ameritas Life)
Service Center, P.O. Box 81889, Lincoln, Nebraska 68501 800-255-9678 ameritasdirect.com

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TABLE OF CONTENTS

Contacting Us. To have questions answered or to send additional premiums, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

or

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-255-9678

Fax: 402-467-7335

Interfund Transfer Request Fax:

402-467-7923

Email: direct@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the Correct Form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notices by facsimiles. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:

"Ameritas Life Insurance Corp."

Ameritas® and the bison design are registered

service marks of Ameritas Life Insurance Corp.

POLICY SUMMARY	3
Policy Benefits	3
Policy Risks	4
CHARGES	5
Policy Charges	5
Portfolio Company Operating Expenses	7
CHARGES EXPLAINED	11
Transaction Charges	11
Periodic Charges: Monthly Deductions
from Account Value	12
Periodic Charges: Daily Deductions
from Separate Account Assets	12
INVESTMENT OPTIONS	13
Separate Account Variable Investment Options	13
Fixed Account Investment Option	18
Transfers	18
Third Party Services	20
Disruptive Trading Procedures	20
Systematic Transfer Programs	21
Asset Allocation Program	22
OTHER IMPORTANT POLICY INFORMATION	23
Policy Application and Issuance	23
Account Value	25
Telephone Transactions	26
Electronic Delivery and Communications	26
Misstatement of Age or Gender	26
Suicide	26
Incontestability	26
Assignment	26
Lapse and Grace Period	27
Reinstatement	27
Delay of Payments or Transfers	27
Beneficiary	27
Minor Owner or Beneficiary	28
Policy Changes	28
"Right to Examine" Period	28
Optional Features	28
Nonparticipating	28
Special Arrangements	28
POLICY DISTRIBUTIONS	29
Death Benefit	29
Policy Loans	31
Cash Surrender	31
Partial Withdrawal	32
Payment of Policy Proceeds	32
TAX MATTERS	33
LEGAL PROCEEDINGS	35
HOW TO GET FINANCIAL STATEMENTS	35
RULE 12h-7 EXEMPTION	36
APPENDIX A: Optional Features	36
DEFINED TERMS	36
Illustrations	37
Statement of Additional Information;
Registration Statement	37
Reports to You	38
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POLICY SUMMARY

The Ameritas Advisor VUL® Policy is flexible premium variable universal life insurance offered and issued by Ameritas Life Insurance Corp. ("Ameritas Life," "Company," or "we"), 5900 O Street, Lincoln, Nebraska 68510. The Policy offers variable Investment Options through Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVL (the "Separate Account"), a separate account operated by us under Nebraska law, and a fixed interest rate option through the Fixed Account. The Policy’s primary purpose is to provide lifetime protection against economic loss due to the death of the insured person. We are obligated to pay all amounts promised under the Policy. Premium is used to create Account Value to cover Policy charges and to generate investment earnings. The amount we require as your first premium depends on the Policy benefits that you elect and the rate class of the Insured. The Policy is called a "flexible premium" policy because you may make any other premium payments you wish at any time. The Policy is referred to as a "variable" life insurance policy because the value of the amount you invest in the Policy may increase or decrease daily based on the investment results of the variable Investment Options that you choose. The amount we pay to the Policy’s beneficiary upon the death of the Insured person (the "death benefit proceeds") may vary similarly. The Policy pays death benefit proceeds to the Policy beneficiary upon the Insured's death, or pays a Cash Surrender Value to you if you surrender the Policy. The Insured cannot be older than age 80 on the Insured's birthday nearest the Policy Date. We will issue the Policy for an initial Specified Amount of insurance coverage of $100,000 or more. We may reduce the initial Specified Amount for Policies issued in connection with group or sponsored arrangements. See the OTHER IMPORTANT POLICY INFORMATION: Special Arrangements section for details. We may also reduce or waive certain charges for Policies issued in connection with special arrangements. The Policy is subject to the laws of the state where the application is signed.

Policy Benefits

You have flexibility under the Policy. Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, and transfer amounts among the Investment Options. You can take out a Policy loan, make a partial withdrawal from the Account Value, or surrender your Policy completely, subject to payment of any applicable charges and certain restrictions. We will pay Surrender amounts or death benefit proceeds in a lump sum.

Death Benefit

▪	We will pay the death benefit proceeds to the beneficiary when we receive satisfactory proof of death of the Insured while the Policy is in force.
▪	Three death benefit options are available.

Death benefit proceeds are reduced by any Policy Debt and any Monthly Deductions due but unpaid at death.

See the POLICY DISTRIBUTIONS: Death Benefit section for details.

Surrender and Partial Withdrawals

▪	You can surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Account Value. Partial withdrawal charges are shown in the CHARGES section.
▪	Restrictions include that we may defer payments from the Fixed Account for up to six months.

Loans

▪	You may borrow a limited amount of Account Value.
▪	Interest accrues on outstanding loan amounts.
▪	After five Policy years, a lower interest rate may be available for a portion of your Policy Debt.

Policy Riders

When you apply for the Policy, you can request any of the optional supplementary benefit riders that we make available. Charges for most riders will be deducted monthly from the Account Value. (See the CHARGES section.) Availability of riders varies from state to state.

Investment Options

▪	Variable Investment Option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios.
▪	Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
▪	You may transfer Account Value between Investment Options, subject to limits.
▪	Asset allocation, dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.
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Variable Investment Option returns vary, depending upon the investment results of the underlying portfolios. The Investment Options cover a broad spectrum of investment styles and strategies. Although the portfolios that underlie the Subaccounts operate like publicly traded mutual funds, there are important differences. You can transfer money from one investment account to another without tax liability. Also, any dividends and capital gains distributed by each underlying portfolio are automatically reinvested and reflected in the portfolio’s value and create no taxable event for you. If and when Policy earnings are distributed (generally as a result of a Surrender or withdrawal), they will be treated as ordinary income instead of as capital gains.

Policy Risks

Suitability, Investment Risks, and Underlying Portfolio Risks

The Policy is unsuitable for short-term savings or short-term life insurance needs. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy. You should purchase a Policy only if you have the financial capability and the intent to keep the Policy in force for a substantial period of time.

Your Account Value (and in some circumstances your death benefit) will fluctuate with changes in interest rates and performance of the underlying portfolios. You assume the risk that your Account Value may decline or not perform to your expectations. Each underlying portfolio has various investment risks and some have greater risks than others.

As mentioned above, the investment performance of any Investment Option may be good or bad. Your Policy value will rise or fall based on the investment performance of the underlying portfolios of the Subaccounts you select. The fund prospectuses accompanying this Policy prospectus provide comprehensive discussion of the risks of each underlying portfolio. There is no assurance that any underlying portfolio will meet its objectives.

Lapse Risks

If the Cash Surrender Value is not sufficient to pay charges when due, your Policy can terminate, or "lapse." This can happen if you have not paid enough premiums or if the Investment Options you selected experienced poor performance or because of a combination of both factors. You will be given a "grace period" within which to make additional premium payments to keep the Policy from lapsing. Even if the Policy does lapse, you may be given the opportunity to reinstate the Policy by making the required premium payments and satisfying certain other conditions.

Since partial withdrawals reduce your Account Value, partial withdrawals increase the risk of lapse. Policy Debt also increases the risk of lapse.

Limitations on Access

As mentioned above, partial withdrawals may have certain limits and restrictions. As well, Policy Debt, partial withdrawals and Surrender may be subject to income tax and penalty tax. Policy Debt and partial withdrawals will decrease death benefit protection and may cause the Policy to lapse, in which case you would have no coverage. Even if you pay Planned Periodic Premiums, your Policy could lapse if the Cash Surrender Value is not enough to pay the Monthly Deduction.

Transfer Risks

There is a risk that you will not be able to transfer your Account Value from one Investment Option to another because of limits on the dollar amount or frequency of transfers you can make. Limitations on transfers out of the Fixed Account are more restrictive than those that apply to transfers out of the Subaccounts.

Early Surrender Risks

Depending on the Account Value at the time you are considering Surrender, there may be little or no Cash Surrender Value payable to you.

Market Timing Risks

Investments in variable life insurance products can be a prime target for abusive transfer activity because these products value their Subaccounts on a daily basis and allow transfers among Subaccounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Subaccounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a Subaccount can be harmed by frequent transfer activity since such activity may expose the investment account’s underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager’s ability to effectively manage the portfolio’s investments in accordance with the portfolio’s investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we impose restrictions on transfers (See the Disruptive Trading Procedures section) and reserve the right to change, suspend or terminate telephone, facsimile and Internet transaction privileges (See the Transfers section). In addition, we reserve the right to take other actions at any time

Ameritas Advisor VUL	4

to restrict trading, including, but not limited to (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain Subaccounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Tax Risks

Death benefits for individually owned life insurance generally are not subject to income tax. Other federal and state taxes may apply. In general, you will be taxed on the amount of a distribution if it exceeds the investment in the Policy (premiums paid). Any taxable distributions are treated as ordinary income (rather than as capital gains) for tax purposes.

In order for you to receive the tax benefits extended to life insurance under the Internal Revenue Code (the "Code"), your Policy must comply with certain requirements of the Code. We will monitor your Policy for compliance with these requirements, but a Policy might fail to qualify as life insurance in spite of our monitoring. If this were to occur, you would be subject to income tax on the income credited to your Policy for the period of disqualification and all subsequent periods. The tax laws also contain a so-called "7 pay limit" that limits the amount of premium that can be paid in relation to the Policy’s death benefit. If the limit is violated, the Policy will be treated as a "modified endowment contract," which can have adverse tax consequences. (See the Tax Matters section.) There are also certain Treasury Department rules referred to as the "investor control rules" that determine whether you would be treated as the "owner" of the assets underlying your Policy. If that were determined to be the case, you would be taxed on any income or gains those assets generate. In other words, you would lose the value of the so-called "inside build-up" that is a major benefit of life insurance.

There is a tax risk associated with Policy Debt. Although no part of a loan is treated as income to you when the loan is made (unless your Policy is a "modified endowment contract"), Surrender or lapse of the Policy could result in the loan being treated as a distribution at the time of lapse or Surrender. This could result in considerable taxable income. Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, the Owner might find they have to pay additional premium to keep their Policy from lapsing and to avoid a significant tax burden if the Policy should lapse.

Tax consequences of ownership or receipt of Policy proceeds under federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each Owner or beneficiary. There can also be unfavorable tax consequences on such things as the change of Policy ownership or assignment of ownership interests. For these and all the other reasons mentioned above, we recommend you consult with a qualified tax adviser before buying the Policy and before exercising certain rights under the Policy.

Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance adviser.

CHARGES

Some charges are rounded. Charges may be less in certain states.

Policy Charges

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you pay a premium, make a partial withdrawal, or transfer Account Value between Investment Options.

TRANSACTION CHARGES	When Deducted	Guaranteed	Current
		Maximum
PREMIUM CHARGE	When each premium is paid.	5%	3.5%
Calculated as a percentage of each Premium payment.
(This charge partially offsets state and local taxes. State premium tax rates range from 0.5% to 3.5% of premium paid. See the CHARGES EXPLAINED Section for more information.)
PARTIAL WITHDRAWAL CHARGE	Upon each withdrawal.	$50	$0
TRANSFER CHARGES (per transfer)	First 15 transfers per year:	$0	$0
	Each additional transfer:	$10	$0

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The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

PERIODIC CHARGES	When	Guaranteed Maximum		Current
(other than Subaccount portfolio operating expenses)	Deducted	(annual)		(annual)
MONTHLY DEDUCTIONS FROM ACCOUNT VALUE
Several of the charges below vary based on individual characteristics. The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy or see your Policy for the charge applicable to you.
COST OF INSURANCE	Monthly	Varies(1)		Varies(1)
Rates are per $1,000 of the Net Amount at Risk.		Minimum	$0.18	Minimum	$0.11
		Maximum	$1,000.00	Maximum	$1,000.00
		Example(3)	$2.55	Example(3)	$1.46
MONTHLY ADMINISTRATIVE CHARGE
Specified Amounts $100,000 - $249,999	Monthly	$120		$120
Specified Amounts $250,000 +		$120		$90
MONTHLY SPECIFIED AMOUNT CHARGE	Monthly during the first 10 Policy years or the first 10 Policy years after an increase in base Policy Specified Amount.	Varies(2)		Varies(2)
Rates are per $1,000 of base Policy Specified		Policy Year 2:		Policy Year 2:
Amount.		Minimum	$0.00	Minimum	$0.00
		Maximum	$1.23	Maximum	$1.02
		Example(4,5)	$0.54	Example(4,6)	$0.45
DAILY DEDUCTIONS FROM SEPARATE ACCOUNT ASSETS
(to equal the annual percentage stated of the Account Value in the Subaccounts)
RISK CHARGE (for mortality and expense risk)
Policy years 1-15	Daily	0.90%		0.70%
Policy years 16+		0.30%		0.10%

Periodic Charges Table Footnotes:

(1) Rate varies by Insured's gender, risk class and Attained Age.

(2) Rate varies by Insured's gender, Issue Age, risk class, Specified Amount, and the amount of time you have had your Policy.

(3) "Example" charges assume an Insured who is male, best risk class, age 45 when the Policy is issued, a Specified Amount of $250,000, and that the Policy is in its second Policy year.

(4) "Example" charges assume an Insured who is male, best risk class, age 25 when the Policy is issued, a Specified Amount of $100,000, and that the Policy is in its second Policy year.

(5) The annual rate is $0.1980 in year 1, $0.5388 in years 2-6, $0.4308 in year 7, $0.3228 in year 8, $0.2160 in year 9, $0.1080 in year 10, and $0.00 thereafter. These same rates would apply for an increase in Specified Amount at Attained Age 25.

(6) The annual rate is $0.1644 in year 1, $0.4488 in years 2-6, $0.3588 in year 7, $0.2688 in year 8, $0.1800 in year 9, $0.0900 in year 10, and $0.00 thereafter. These same rates would apply for an increase in Specified Amount at Attained Age 25.

COST OF OPTIONAL FEATURES	When Deducted	Guaranteed Maximum (annual)		Current (annual)
Accelerated Benefit Rider	N/A	No Cost		No Cost
Children's Insurance Rider	Monthly	$5.76		$5.76
Rate is per $1,000 of the rider benefit amount.
Paid-Up Insurance Benefit Endorsement	When Benefit Elected	3.5%		3.5%
Calculated as a percentage times the Account Value.
Term Insurance Rider	Monthly	Varies(1)		Varies(1)
Rates are per $1,000 of the rider benefit amount.		Minimum	$0.18	Minimum	$0.13
		Maximum	$1,000.00	Maximum	$950.00
		Example(2)	$2.55	Example(2)	$0.97
Waiver of Monthly Deduction Rider	Monthly	Varies(1)		Varies(1)
Rates are per $100 of the Monthly Deduction.		Minimum	$1.48	Minimum	$1.48
		Maximum	$17.28	Maximum	$17.28
		Example(2)	$4.48	Example(2)	$4.48

Cost of Optional Features Table Footnotes:

(1) Rate varies by Insured's gender, risk class and Attained Age.

(2) "Example" charges assume an Insured who is male, best risk class, age 45 when the rider is issued, and that the rider coverage is in its second year.

We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

The next table describes interest rates charged on amounts borrowed from the Policy, net of 3.0% annual credited interest rate.

NET INTEREST CHARGED ON LOANS	When Deducted	Guaranteed	Current
		Maximum
LOAN ACCOUNT (effective annual rates)
Regular Loan Interest Rate	Upon each Policy	1.0%	1.0%
Preferred Loan Interest Rate (available only after five Policy years, on only a portion of the Policy Debt)	anniversary	0.5%	0.0%

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Portfolio Company Operating Expenses (for the year ended December 31, 2014)

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any waivers or reductions, that you may pay periodically during the time that you own the Policy, followed by a chart showing additional information for each portfolio. Actual fees and expenses for the underlying portfolios vary daily, so expenses for any given day may be greater or less than listed. More detail concerning each portfolio's fees and expenses is contained in the prospectus for that portfolio.

TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES Expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	Minimum	Maximum
Before any Waivers and Reductions	0.16% (1)	2.15% (2)
After any Waivers and Reductions (explained in the footnotes at the end of this section)	0.16% (1)	2.15% (2)

(1) Vanguard ® VIF Equity Index Portfolio and Vanguard ® VIF Money Market Portfolio

(2) Rydex Guggenheim Long Short Equity Fund

Ameritas Advisor VUL	7

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Subaccount’s underlying Portfolio Name *	Management Fees	12b-1 Fees**	Other Fees	Acquired Fund Fees and Expenses***	Total Portfolio Fees	Waivers and Reductions	Total Expenses after Waivers and Reductions, if any
AMERICAN CENTURY VP, Class I
Mid Cap Value	1.00%	-	0.01%	-	1.01%	-	1.01%
CALVERT VARIABLE PRODUCTS (CVP)
VP EAFE International Index, Class I	0.66%	-	0.32%	0.01%	0.99%	-	0.99%	(1)
VP Natural Resources	0.65%	-	0.14%	0.46%	1.25%	-	1.25%	(1)
VP S&P 500 Index****	0.35%	-	0.11%	-	0.46%	0.04%	0.42%	(1)
VP Volatility Managed Growth, Class F	0.52%	0.25%	0.17%	0.12%	1.06%	0.11%	0.95%	(1)
VP Volatility Managed Moderate Growth, Class F	0.52%	0.25%	0.29%	0.11%	1.17%	0.23%	0.94%	(1)
VP Volatility Managed Moderate, Class F	0.52%	0.25%	0.16%	0.10%	1.03%	0.10%	0.93%	(1)
CALVERT VARIABLE SERIES (CVS)
VP SRI Balanced, Class I*****	0.69%	-	0.17%	-	0.86%	-	0.86%
DEUTSCHE VS I, Class A
Capital Growth VIP	0.37%	-	0.13%	-	0.50%	-	0.50%	(1)
DEUTSCHE VS II, Class A
Global Growth VIP	0.92%	-	0.49%	-	1.41%	0.51%	0.90%	(2)
Small Mid Cap Value VIP	0.65%	-	0.17%	-	0.82%	-	0.82%	(1)
DIMENSIONAL FUND ADVISORS
VA Global Bond	0.23%	-	0.02%	-	0.25%	-	0.25%	(1)
VA International Small	0.50%	-	0.09%	-	0.59%	-	0.59%	(1)
VA International Value	0.40%	-	0.06%	-	0.46%	-	0.46%	(1)
VA Short-Term Fixed	0.25%	-	0.02%	-	0.27%	-	0.27%	(1)
VA U.S. Large Value	0.25%	-	0.02%	-	0.27%	-	0.27%	(1)
VA U.S. Targeted Value	0.35%	-	0.02%	0.02%	0.39%	-	0.39%	(1)
FIDELITY® VIP, Initial Class
Contrafund®	0.55%	-	0.08%	-	0.63%	-	0.63%
Equity-Income	0.45%	-	0.09%	0.06%	0.60% (1)	-	0.60%
High Income	0.56%	-	0.12%	-	0.68%	-	0.68%
Investment Grade Bond	0.31%	-	0.11%	-	0.42%	-	0.42%
Mid Cap	0.55%	-	0.09%	-	0.64%	-	0.64%
Overseas	0.67% (2)	-	0.13%	-	0.80%	-	0.80%
Strategic Income	0.56%	-	0.12%	-	0.68%	-	0.68%

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Subaccount’s underlying Portfolio Name *	Management Fees	12b-1 Fees**	Other Fees		Acquired Fund Fees and Expenses***	Total Portfolio Fees		Waivers and Reductions	Total Expenses after Waivers and Reductions, if any
FTVIPT, Class 2
Templeton Global Bond VIP	0.46%	0.25%	0.05%		-	0.76%		-	0.76%	(1)
INVESCO V.I., Series I
International Growth	0.71%	-	0.31%		0.01%	1.03%		0.01%	1.02%	(1)
MFS® VIT, Initial Class
Utilities	0.73%	-	0.06%		-	0.79%		-	0.79%
MFS® VIT II, Initial Class
Research International	0.90%	-	0.10%		-	1.00%		-	1.00%
PIMCO VIT, Administrative Class
CommodityRealReturn® Strategy	0.74%	-	0.19%	(1)	0.13%	1.06%	(2)	0.13% (3)	0.93%	(4)
Total Return	0.50%	-	0.15%		-	0.65%		-	0.65%
RYDEX
Guggenheim Long Short Equity	0.90%	-	1.22%		0.03%	2.15%		-	2.15%	(1)
Precious Metals	0.75%	-	0.81%		-	1.56%		-	1.56%
T. ROWE PRICE
Blue Chip Growth	0.85%	-	-		-	0.85%		-	0.85%
THIRD AVENUE
Value	0.90%	-	0.29%		-	1.19%		-	1.19%	(1)
UIF, Class I
Emerging Markets Equity	1.25%	-	0.45%		-	1.70%		0.28%	1.42%	(1)
VANGUARD® VIF
Balanced	0.24%	-	0.03%		-	0.27%		-	0.27%
Diversified Value	0.33%	-	0.02%		-	0.35%		-	0.35%
Equity Income	0.30%	-	0.02%		-	0.32%		-	0.32%
Equity Index	0.14%	-	0.02%		-	0.16%		-	0.16%
Growth	0.37%	-	0.04%		-	0.41%		-	0.41%
High Yield Bond	0.26%	-	0.03%		-	0.29%		-	0.29%
International	0.43%	-	0.04%		-	0.47%		-	0.47%
Mid-Cap Index	0.22%	-	0.03%		-	0.25%		-	0.25%
Money Market	0.13%	-	0.03%		-	0.16%		-	0.16%
REIT Index	0.24%	-	0.03%		-	0.27%		-	0.27%
Small Company Growth	0.38%	-	0.03%		-	0.41%		-	0.41%
Total Bond Market Index	0.16%	-	0.03%		-	0.19%		-	0.19%
Total Stock Market Index	-	-	-		0.18%	0.18%		-	0.18%

CVP (1) The Investment Advisor, Calvert Investment Management, Inc., has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2016, as shown below. Under the terms of the contractual expense limitation, operating expenses do not include acquired fund fees and expenses, interest expense, brokerage commissions, taxes and extraordinary expenses. Only the Board of Directors of the portfolios may terminate a portfolio’s expense cap before the contractual period expires, upon 60 days' prior notice to shareholders.
VP EAFE International Index, Class I	0.99%
VP Natural Resources	0.79%
VP S&P 500 Index	0.42%
VP Volatility Managed Growth, Class F	0.83%
VP Volatility Managed Moderate Growth, Class F	0.83%
VP Volatility Managed Moderate, Class F	0.83%
Deutsche (1) Through September 30, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.80% for Capital Growth and 0.84% for Small Mid Cap Value, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. The agreement may only be terminated with the consent of the fund's Board.
Deutsche (2) Through April 30, 2016, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.90% for Global Growth, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. These agreements may only be terminated with the consent of the fund's Board.
Dimensional (1) "Other Fees" include expenses incurred by the fund, including custody, accounting, and administrative expenses. The fees and expenses shown are as of the fund's most recent fiscal year, October 31, 2014.

Ameritas Advisor VUL	10

Fidelity (1) Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Fidelity (2) Based on historical expenses, adjusted to reflect current fees.
FTVIPT (1) The Fund administration fee is paid indirectly through the management fee.
Invesco (1) Invesco Advisers, Inc. (the "Adviser") has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that the Adviser earns on the Fund's investments in certain affiliated funds. This Waiver will have the effect of reducing Acquired Fund Fees and Expenses that are indirectly borne by the Fund. Unless the Adviser continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term.
PIMCO (1) "Other Fees" reflect interest expense and is based on the amount incurred during the Portfolio's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as a Portfolio expense for accounting purposes and is not payable to PIMCO. The amount of the interest expense (if any) will vary based on the Portfolio's use of such investments as an investment strategy.
PIMCO (2) Total Portfolio Fees excluding interest expense is 1.02%.
PIMCO (3) PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the "CRRS Subsidiary") to PIMCO. The CRRS Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect as long as PIMCO's contract with the CRRS Subsidiary is in place.
PIMCO (4) Total Expenses after Waivers and Reductions, if any, excluding interest expense is 0.89%.
Rydex (1) Includes 0.55% Short Sales Dividend and Interest Expense. Short Dividend Expense occurs because the Fund short-sells equity securities to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in its financial statements. However, any such dividend on a security sold short generally has the effect of reducing the market value of the shorted security – thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on its short sale transaction. “Short Dividend Expense” is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. Short Interest Expense occurs because the Long Short Equity Fund short-sells a Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. The expense is offset - in its entirety or in part - by the income derived from the short-sale and/or by earnings on the proceeds of the short-sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather, it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.
Third Avenue (1) The Fund's advisor has contractually agreed, for a period of one year from April 30, 2015, to waive receipt of advisory fees and/or reimburse Fund expenses in order to limit total annual expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of average daily net assets, subject to later reimbursement in certain circumstances.
UIF (1) The Portfolios' "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Portfolio Fees, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.42% for Emerging Markets Equity. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
*	Short cites are used in this list. The INVESTMENT OPTIONS section uses complete portfolio names.
**	Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for us to provide shareholder support and marketing services.
***	Some portfolios invest in other investment companies (the "acquired portfolios"). In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.
****	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.
*****	Sustainable and Responsible Investment ("SRI")

CHARGES EXPLAINED

The following repeats and adds to information provided in the CHARGES section where the amount of each charge is shown. Please review both prospectus sections for information on charges. For those Policies issued on a unisex basis in certain states or in certain cases, gender-distinct rates do not apply. Certain charges expressly permit you to designate the Investment Options from which the charge is to be deducted. If there are insufficient funds in such a designated Investment Option, and for all other charges deducted from total Account Value, charges are deducted Pro-Rata from your selected Subaccount and Fixed Account Investment Options.

Transaction Charges

Premium Charge

We currently charge a percentage of each Policy premium payment we receive as a Premium Charge. This charge partially offsets premium taxes imposed by some states and local governments and federal taxes on certain capitalized acquisition expenses. We do not expect to profit from this charge. Our current charge is less than our guaranteed maximum amount for this charge.

Ameritas Advisor VUL	11

Surrender Charge

This Policy has no surrender charge.

Partial Withdrawal Charge

Upon a partial withdrawal from your Policy, we may assess a partial withdrawal charge. This partial withdrawal charge will be allocated the same as the partial withdrawal itself. Taxes and tax penalties may apply.

Transfer Charge

We may charge a transfer charge for any transfer in excess of 15 transfers per Policy year. You may tell us how to allocate the transfer charge.

Periodic Charges: Monthly Deductions from Account Value

On each Monthly Date, we will deduct an amount from your Account Value to pay us for providing the benefits of the Policy. This amount is called the Monthly Deduction. It equals the sum of monthly charges for the cost of insurance, administrative charge, specified amount charge, and the costs of any riders. You may tell us how to allocate the Monthly Deduction.

Cost of Insurance Charge

The cost of insurance rate per $1,000 of Net Amount at Risk cannot exceed the guaranteed cost of insurance rate that is set forth in the Policy. The maximum cost of insurance each month can be determined by using the guaranteed cost of insurance rate in the formula for cost of insurance, below.

The cost of insurance charge is for providing insurance protection under the Policy. Because the cost of insurance charge depends upon several variables, the cost for each Policy can vary from month to month. The cost of insurance rate for the Specified Amount of insurance coverage varies by the Insured's gender, Issue Age, risk class, Specified Amount and the length of time the Policy has been in force. The cost of insurance rate for an increase in Specified Amount varies by the Insured's gender, age and risk class at the time of the increase, Specified Amount and the length of time the Policy has been in force since the increase. We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the maximum rates shown in the Policy. Changes will apply equally to similarly situated Policy Owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge. Ask for a Policy illustration or see your Policy for the charge(s) applicable to you.

The Cost of Insurance each month equals:

▪	The Net Amount at Risk for the month; multiplied by
▪	The cost of insurance rate per $1,000 of Net Amount at Risk; divided by
▪	$1,000.

Administrative Charge

This monthly charge partially compensates us for our costs in issuing and administering the Policy and operating the Separate Account. We do not anticipate making a profit from this charge. The maximum monthly administrative charge is shown on your Policy schedule.

Specified Amount Charge

For certain risk classes and Issue Ages, the maximum cost of insurance rates and other Policy charges are insufficient to cover our costs in issuing and administering the Policy, operating the Separate Account, and providing the benefits under the Policy. The Specified Amount charge partially compensates us for these costs. We do not anticipate making a profit from this charge. The maximum monthly Specified Amount charge, if any, is shown on your Policy schedule. Any increase in Specified Amount will result in an additional monthly Specified Amount charge, unless the applicable rate at the time of the increase is zero.

Costs of Optional Features

The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Account Value. See the CHARGES section for information about the costs of these features, and refer to APPENDIX A for descriptions of these features. Optional features may not be available in all states.

Periodic Charges: Daily Deductions from Separate Account Assets

The following charges are applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount.

Risk Charge

The Risk Charge is for the mortality risks we assume – that Insureds may live for shorter periods of time than we estimate, and also compensates us for the Policy expense risks we assume. If this charge exceeds our actual costs to cover these risks, the excess goes to our general account. Conversely, if this charge is not enough, we bear the additional expense, not you. We expect a profit from this charge.

Ameritas Advisor VUL	12

Policy Debt

If you borrow from your Account Value, interest accrues on outstanding loan amounts. After five Policy years, a lower interest rate may be available for a portion of your Policy Debt. See the POLICY LOANS section for more information on applicable interest rates.

Portfolio Charges

Each Subaccount's underlying portfolio has investment advisory expenses. These expenses, as of the end of each portfolio's last fiscal year, are stated in this prospectus' CHARGES section and described in more detail in each portfolio's prospectus. A portfolio's charges and expenses are not deducted from your Account Value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

INVESTMENT OPTIONS

The Policy allows you to choose from a wide array of Investment Options - each chosen for its potential to meet specific investment objectives.

You may allocate all or a part of your premiums among the Separate Account variable Investment Options ("Subaccounts") or the Fixed Account option. Allocations must be in whole percentages and total 100%. The Subaccounts, which invest in underlying portfolios, are listed and described in this section of this prospectus.

Separate Account Variable Investment Options

The Separate Account provides you with variable Investment Options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Account Value of your Policy depends directly on the investment performance of the portfolios that you select.

The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas Life. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain on business unrelated to the Separate Account. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. The portfolios are only available as separate account Investment Options in variable life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the investment objectives and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

Read the prospectuses for the underlying portfolios together with this prospectus for more information.

Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable Investment Options' underlying portfolios. We do not make any representations about their future performance.

The value of your Policy will increase or decrease based on the investment performance of the variable Investment Options you choose. The investment results of each variable Investment Option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which Investment Options best suit your long-term investment objectives and risk tolerance.

You bear the risk that the variable Investment Options you select may fail to meet their objectives,

that they could decrease in value, and that you could lose principal.

Ameritas Advisor VUL	13

Each Subaccount's underlying portfolio operates as a separate variable Investment Option, and generally the income or loss of one has no effect on the investment performance of any other. Complete descriptions of each portfolio's investment objectives and restrictions and other material information related to an investment in the variable Investment Option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus. You should read the prospectus for an underlying portfolio for more information about that portfolio, including detailed information about the portfolio’s fees and expenses, investment strategy and investment objectives, restrictions, and potential risks. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

The Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

Ameritas Advisor VUL	14

Ameritas Advisor VUL	15

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
American Century Investments	American Century Investment Management, Inc.
American Century VP Mid Cap Value Fund, Class I	Long-term capital growth; income is secondary.
Calvert Variable Products, Inc.*	Calvert Investment Management, Inc.
Calvert VP EAFE International Index Portfolio, Class I – World Asset Management, Inc.	Index: MSCI EAFE Index.
Calvert VP Natural Resources Portfolio – Ameritas Investment Partners, Inc. ("AIP")	Capital growth.
Calvert VP S&P 500 Index Portfolio – AIP	Index: S&P 500 Index.
Calvert VP Volatility Managed Growth Portfolio, Class F – AIP and Milliman Financial Risk Management, LLC ("Milliman")	Capital growth and income.
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F – AIP and Milliman	Income and capital growth.
Calvert VP Volatility Managed Moderate Portfolio, Class F – AIP and Milliman	Current income.
Calvert Variable Series, Inc.*	Calvert Investment Management, Inc.
Calvert VP SRI Balanced Portfolio, Class I	Income and capital growth.
Deutsche Variable Series I	Deutsche Investment Management Americas Inc.
Deutsche Capital Growth VIP Portfolio, Class A	Long-term growth of capital.
Deutsche Variable Series II	Deutsche Investment Management Americas Inc.
Deutsche Global Growth VIP Portfolio, Class A	Long-term capital growth.
Deutsche Small Mid Cap Value VIP Portfolio, Class A	Long-term capital appreciation.
DFA Investment Dimensions Group Inc.	Dimensional Fund Advisors LP
VA Global Bond Portfolio	Market rate of return for a fixed income portfolio with low relative volatility of returns.
VA International Small Portfolio – Dimensional Fund Advisors Ltd. ("DFAL") and DFA Australia Limited ("DFAA")	Long-term capital appreciation.
VA International Value Portfolio – DFAL and DFAA	Long-term capital appreciation.
VA Short-Term Fixed Portfolio	Stable real return in excess of the rate of inflation with a minimum of risk.
VA U.S. Large Value Portfolio	Long-term capital appreciation.
VA U.S. Targeted Value Portfolio	Long-term capital appreciation.
Fidelity® Variable Insurance Products	Fidelity Management & Research Company
Fidelity® VIP Contrafund® Portfolio, Initial Class (2,4)	Long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio, Initial Class (2,4)	Index: S&P 500® Index.
Fidelity® VIP High Income Portfolio, Initial Class (2,4)	Income and growth.
Fidelity® VIP Investment Grade Bond Portfolio, Initial Class (1,4)	Bond.
Fidelity® VIP Mid Cap Portfolio, Initial Class (2,4)	Long-term growth.
Fidelity® VIP Overseas Portfolio, Initial Class (2,4)	Long-term growth.
Fidelity® VIP Strategic Income Portfolio, Initial Class (1,2,3,4)	Income.
Subadvisers: (1) Fidelity Investments Money Management, Inc.; (2) FMR Co., Inc.; (3) FIL Investment Advisors (UK) Limited; and (4) other investment advisers serve as sub-advisers for the fund.
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund, Class 2	Current income, consistent with preservation of capital, with capital appreciation as secondary.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund, Series I	Long-term growth of capital.
Ameritas Advisor VUL	16

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
MFS® Variable Insurance Trust	Massachusetts Financial Services Company
MFS® Utilities Series, Initial Class	Seeks total return.
MFS® Variable Insurance Trust II	Massachusetts Financial Services Company
MFS® Research International Portfolio, Initial Class	Seeks capital appreciation.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class	Seeks maximum real return.
PIMCO Total Return Portfolio, Administrative Class	Seeks maximum total return.
Rydex Variable Trust	Guggenheim Investments
Guggenheim Long Short Equity Fund	Seeks long term capital appreciation.
Rydex Precious Metals Fund	Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector.
T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio	Seeks long-term capital growth. Income is a secondary objective.
Third Avenue Variable Series Trust	Third Avenue Management LLC
Third Avenue Value Portfolio	Long-term capital appreciation.
The Universal Institutional Funds, Inc.	Morgan Stanley Investment Management Inc.
UIF Emerging Markets Equity Portfolio, Class I – Morgan Stanley Investment Management Company and Morgan Stanley Investment Management Limited	Long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries.
Vanguard® Variable Insurance Fund **	The Vanguard Group, Inc. (1)
Wellington Management Company, LLP (2)
Barrow, Hanley, Mewhinney & Strauss, LLC (3)
Delaware Investments Fund Advisers (4)
William Blair & Company, L.L.C. (5)
Schroder Investment Management North America, Inc. (6)
Baillie Gifford Overseas Ltd. (7)
M&G Investment Management Limited (8)
Granahan Investment Management, Inc. (9)
Vanguard® Balanced Portfolio (2)	Growth and Income.
Vanguard® Diversified Value Portfolio (3)	Growth and Income.
Vanguard® Equity Income Portfolio (1,2)	Growth and Income.
Vanguard® Equity Index Portfolio (1)	Index: Growth and Income.
Vanguard® Growth Portfolio (2,4,5)	Growth.
Vanguard® High Yield Bond Portfolio (2)	Income.
Vanguard® International Portfolio (6,7,8)	Growth.
Vanguard® Mid-Cap Index Portfolio (1)	Index: Growth.
Vanguard® Money Market Portfolio (1)	Money Market.
Vanguard® REIT Index Portfolio (1)	Index: Growth and Income.
Vanguard® Small Company Growth Portfolio (1,9)	Growth.
Vanguard® Total Bond Market Index Portfolio (1)	Index: Bonds.
Vanguard® Total Stock Market Index Portfolio (1)	Index: Growth and Income.

*	These funds are part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds' investment adviser and Ameritas Investment Partners, Inc. are indirect subsidiaries of Ameritas. Calvert Investment Distributors, Inc., the underwriter for these funds, is also an indirect subsidiary of Ameritas.
**	Vanguard is a trademark of The Vanguard Group, Inc.

Adding, Deleting, or Substituting Variable Investment Options

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios or eliminate existing underlying portfolios, when, in our sole discretion,

Ameritas Advisor VUL	17

conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent transfers or allocations. We will receive any necessary SEC and state approval before making any of these changes.

We will notify you of any changes to the variable investment options.

Resolving Material Conflicts – Underlying Investment Interests

In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios also may be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the Transfers section, Omnibus Orders.)

Voting Rights

As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

Fixed Account Investment Option

The Policy has one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3.0% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that interest will remain at the minimum guaranteed rate for the life of the Policy.

All amounts allocated to the Fixed Account become assets of our general account. The general account has not been registered with the SEC and is not subject to SEC regulation. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

Net Premiums allocated to and transfers to the Fixed Account under the Policy become part of our general account assets, which support annuity and insurance obligations. The general account includes all of our assets, except those assets segregated in separate accounts. We have sole discretion to invest the assets of the general account, subject to applicable law, and we bear the risk that assets in the Fixed Account will perform better or worse than the interest we pay. Assets in the Fixed Account are subject to claims by creditors of the company. The focus of this prospectus is to disclose the Separate Account aspects of the Policy.

Transfers

The Policy is designed for long-term investment. Excessive transfers such as those triggered by market timing services or other large or frequent transfers could harm other Policy owners by having a detrimental effect on investment portfolio management. In addition to the right of each portfolio to impose redemption fees on short-term trading, we may reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio investment adviser, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy Owners would otherwise potentially be adversely affected.

Ameritas Advisor VUL	18

We consider any transfer of money out of a Subaccount within 60 days of a purchase to be evidence of possible market timing. We will not execute such a trade until we provide the underlying portfolio’s investment adviser with information about it for an opportunity to evaluate the transfer pursuant to the investment adviser’s own standards, as stated in the Subaccount's underlying portfolio prospectus. Ultimately the portfolio's investment adviser has the authority to make the determination whether or not to accept a transfer.

Subject to restrictions prior to the Right to Examine Transfer Date, you may transfer Account Value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

Transfer Rules:

▪	A transfer is considered any single request to move assets between one or more Investment Options.
▪	We must receive notice of the transfer request by either Written Notice, an authorized telephone transaction, or by Internet when available. Our Trading Unit facsimile number is 402-467-7923. Transfers will be processed on the Business Day they are received by our Trading Unit if received before close of the New York Stock Exchange (usually 3:00 p.m. Central Time). Request for Rydex transfers must be received by 2:30 p.m. Central Time to be processed the same day. The 2:30 Central Time cut-off applicable to Rydex subaccount transfers applies only to transfers. All other transaction requests must be received prior to NYSE close for same day processing. You must be available to receive a confirmation telephone call for any faxed transfer requests sent to us, or your trade may not be processed until it is confirmed.
▪	The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the Account Value remaining in a Subaccount after a transfer will be less than $100, we will include that Account Value in the amount transferred.)

•         If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.

•         The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.

▪	The first 15 transfers each Policy year are free. Thereafter, transfers may result in a $10 charge for each transfer. See the CHARGES section of this prospectus for information about this charge. This fee is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfers limit.
▪	A transfer from the Fixed Account (except made pursuant to a systematic transfer program):

•         may be made only once each Policy year;

•         may be delayed up to six months;

•         is limited during any Policy year to the greatest of:

o	25% of the Account Value in the Fixed Account on the date of the transfer;
o	the amount of any Fixed Account transfer that occurred during the prior 13 months; and,
o	$1,000.
▪	We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time. We and the investment advisers consider market timing strategies, programmed transfers or transfers that are large in relation to the total assets of an Investment Option's underlying portfolio as disruptive. We may react to disruptive transfers by, among other things, restricting the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer service. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more Owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction. Certain investment advisers, such as for Rydex, may permit short-term trading within their portfolios and will have disclosed this practice in their prospectuses.
▪	Rydex Subaccount transfers received later than 2:30 p.m. Central Time are processed the next Business Day.
▪	If the Account Value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining investment options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.
▪	In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.
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Omnibus Orders

Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable investment options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Time Period for Special Transfer

At any time within 24 months of the Policy Date, you may request a transfer of the entire Account Value in the Subaccounts to the Fixed Account without incurring a transfer charge.

Third Party Services

Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice on a form provided by us. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that charges charged by such third parties for their service are separate from and in addition to charges paid under the Policy.

Disruptive Trading Procedures

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectuses specifically permit such transfers.

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount’s underlying portfolio can disrupt management of a Subaccount’s underlying portfolio and raise expenses. This in turn can hurt the performance of an affected Subaccount and therefore hurt your Policy’s performance. The risks and harmful effects of disruptive trading include:

▪	dilution of the interests of long-term investors in a separate account if market timers manage to transfer into a portfolio at prices that are below the true value or to transfer out of the portfolio at prices that are above the true value of the portfolio's investments (some market timers attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage");
▪	reduced investment performance due to adverse effects on portfolio management by:
•	impeding a portfolio investment adviser's ability to sustain an investment objective;
•	causing the portfolio to maintain a higher level of cash than would otherwise be the case;
•	causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the portfolio; and
▪	increased costs to you in the form of increased brokerage and administrative expenses. These costs are borne by all Policy owners invested in those separate accounts, not just those making the transfers.

Policy Owners should be aware that we are contractually obligated to provide, at the portfolio investment adviser's request, Policy Owner transaction data relating to trading activities, including tax identification numbers and other identifying information contained in our records to assist in identifying any pattern or frequency of Subaccount transfers that may violate the portfolio's trading policies. We are obligated to follow each portfolio investment adviser's instructions regarding enforcement of their trading policy. On receipt of written instructions from a portfolio investment adviser, we will restrict or prohibit further purchases or transfers by Policy Owners identified as having engaged in transactions that violate the

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portfolio's trading policies. We are not authorized to grant exceptions to an underlying portfolio's trading policy. Please refer to each portfolio's prospectus for more information on its trading policies.

We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy owners. Restrictions may include changing, suspending or terminating telephone, online and facsimile transfer privileges. We will enforce any Subaccount underlying portfolio investment adviser's restrictions imposed upon transfers considered by the portfolio investment adviser to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied; we do not make special arrangements or grant exceptions or waivers to accommodate any persons or class of persons with regard to these procedures.

There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy owners being able to market time, while other Policy owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them. Certain Subaccount underlying portfolios, such as the Rydex Subaccounts, may permit short-term trading and will have disclosed this practice in their portfolios' prospectuses.

Excessive Transfers

We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:

▪	the total dollar amount being transferred;
▪	the number of transfers you make over a period of time;
▪	whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
▪	whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
▪	the investment objectives and/or size of the Subaccount underlying portfolio.

Third Party Traders

We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:

▪	reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
▪	reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these rules. See the sections of the prospectus describing those programs for the rules of each program.

Systematic Transfer Programs

Transfers under any systematic transfer program do count toward the 15 free transfers limit. We reserve the right to alter or terminate any systematic transfer program upon thirty days advance written notice. Only one systematic transfer program may be utilized at a time.

Dollar Cost Averaging Program

Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Account Value, protect against a loss, or otherwise achieve your investment goals.

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Dollar Cost Averaging Rules:

▪	There is no additional charge for the Dollar Cost Averaging program.
▪	We must receive notice of your election and any changed instruction – either by Written Notice or by telephone transaction instruction.
▪	Automatic transfers can only occur monthly.
▪	The minimum transfer amount out of the Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
▪	Dollar Cost Averaging program transfers cannot begin before the Right to Examine Transfer Date.
▪	You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Monthly Date following the Right to Examine Transfer Date.
▪	You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Money Market Subaccount or the Fixed Account is less than $100.
▪	Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

Portfolio Rebalancing Program

The Portfolio Rebalancing program allows you to rebalance your Account Value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

Portfolio Rebalancing Program Rules:

▪	There is no additional charge for the Portfolio Rebalancing program.
▪	The Fixed Account is excluded from this program.
▪	You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have rebalancing occur quarterly, semi-annually or annually.
▪	Portfolio Rebalancing is not available when the Dollar Cost Averaging Program is elected.

Earnings Sweep Program

The Earnings Sweep program allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

Earnings Sweep Program Rules:

▪	There is no additional charge for the Earnings Sweep program.
▪	The Fixed Account is included in this program.
▪	You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have your earnings sweep quarterly, semi-annually or annually.

Asset Allocation Program

We may offer an asset allocation program using models. However, you have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Asset allocation programs using models are intended to match model risk tolerance and investment objectives with the investment options available in your Policy. We also obtain research and business support services relating to models from unaffiliated consultants.

To assist you in your selection of an asset allocation model, our Asset Allocation Program (the "Program") uses fund-specific model recommendations developed by our affiliate, Ameritas Investment Partners, Inc. ("AIP"), who selects the specific funds to populate each model from those available in the product. These recommendations are developed pursuant to an agreement between Ameritas Life and AIP. We also obtain research and business support services relating to models from unaffiliated consultants. We pay for these consultant services, at no additional cost to the Policy Owners. The Program consists of five models, ranging from aggressive to conservative.

To participate in the Program:

▪	Ameritas Investment Corp. ("AIC") will serve as your investment adviser fiduciary for the Program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your

Ameritas Advisor VUL	22

▪	premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by AIP. AIC has no discretionary authority to execute any other transfers for your Policy.
▪	You must complete the Asset Allocation questionnaire.
▪	You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election by Written Notice before we can begin a Program for you. Only you can select which model is best for you. The Asset Allocation questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the Program is best for you, and if so, which model is most suitable.
▪	Each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the Program model that you selected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.
▪	At least annually, AIC will re-evaluate and may make changes to each investment level model based upon AIP’s recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.
▪	If you are currently participating in a Program model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Program and as having cancelled your relationship with AIC for purposes of implementing the Program with your Policy. You will be required to communicate with the Service Center if you are in the Program, but wish to make an online transfer or trade. The Service Center will communicate that your election to execute a trade will result in the discontinuance of the Program for your Policy prior to you being able to execute any telephone or online transaction.
▪	If participation in the Program terminates, including by death of the Owner, Policy value will not be reallocated automatically if the model is changed, and thus will not reflect the most current allocation recommendations. Any additional premiums received after the death of the owner will be returned.

Potential Conflicts of Interest

AIC and AIP may be subject to competing interests that have the potential to influence their decision making with regard to the models. AIC is compensated by us as principal underwriter for the Policies. AIP is compensated by us for its fund-specific model recommendations, and its ongoing oversight of the available investment options. We may receive fees for administrative services from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. Also, Calvert Variable Products, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the Ameritas Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Investment Management, Inc. ("CIM"), an affiliate of ours, and certain of the Calvert Funds are subadvised by AIP. CIM and AIP are compensated for advisory oversight, subadvisory, and administrative services to Calvert Funds. Calvert Fund portfolios may or may not be included in the models. AIP may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CIM and AIP. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

There is no additional charge for selecting the Program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still result in losses. For information about risks of participating in the Program and more detail about the Program, including more information about conflicts of interest, ask for a copy of this prospectus’ Statement of Additional Information. More information about AIC’s role as investment adviser for the Program is available on AIC’s Form ADV Part 2A, Appendix 1, which is delivered to you at the time you subscribe to the Program. We may modify the Asset Allocation Program at any time. We also may discontinue the Asset Allocation Program at any time.

OTHER IMPORTANT POLICY INFORMATION

Policy Application and Issuance

The Insured must not be older than age 80 on the Insured's birthday nearest to the Policy Date. The minimum initial Specified Amount of life insurance is $100,000. We may reduce the initial Specified Amount for Policies issued in connection with group or sponsored arrangements. See the Special Arrangements section, below, for details. To purchase a Policy, you must submit an application, at least

Ameritas Advisor VUL	23

the Initial Premium (see below), and provide evidence of the proposed Insured's insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

Replacing an existing life insurance policy is not always your best choice. Evaluate any replacement carefully.

When you apply for your Policy, you will choose one of three death benefit options, which will be used to determine the death benefit.

Application in Good Order

All application questions must be answered, but particularly note these requirements:

▪	The Owner's and Insured's full name(s), Social Security number (tax identification number for a business or trust Owner), date of birth, and certain other required information must be included.
▪	Your premium allocations must be complete, be in whole percentages, and total 100%.
▪	Initial Premium requirements must be met (see below).
▪	Your signature and your agent's signature (if applicable) must be on the application.
▪	City, state and date the application was signed must be completed.
▪	You must provide all information required for us to underwrite your application (including health and medical information about the Insured, and other information we consider relevant).
▪	Please give us your email address to facilitate receiving updated Policy information by electronic delivery.
▪	There may be forms in addition to the application required by law or regulation, especially when a replacement of other coverage is involved.
▪	Your agent (if applicable) must be both properly licensed and appointed with us.

Premium Requirements

Your premium checks should be made payable to "Ameritas Life Insurance Corp." We reserve the right to reject any premiums. We may postpone crediting payment of your initial premium made by personal check until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

Initial Premium

▪	At least the Monthly Deduction times the number of months between the Policy Date and the date the Policy is issued plus one month.

Additional Premiums

▪	Payment of additional premiums is flexible, but must be enough to cover Policy charges.
▪	If a premium increases the Net Amount at Risk, it is subject to evidence of the Insured's continued insurability and our underwriting requirements as to the amount of the increase.
▪	Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly. You may change your Planned Periodic Premium, subject to our approval. Because Account Value can fluctuate depending upon the performance of your selected variable Investment Options, payment of your Planned Periodic Premiums does not guarantee that your Policy will remain in force. Your Policy can lapse even if you pay all Planned Periodic Premiums on time.
▪	If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment; otherwise it will be treated as a premium and added to the Account Value.
▪	We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.

Allocating Premium

You may allocate your premiums among the variable Investment Options (the Subaccounts) and the Fixed Account option. The initial allocation instructions in your Policy application will be used for additional premiums until you change your allocation instructions.

▪	Allocations must be in whole percentages, and total 100%.
▪	You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
▪	All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received prior to your Policy's Right to Examine Transfer Date.

Prior to the Right to Examine Transfer Date, we will hold your initial Net Premium and any additional Net Premiums in the Money Market Subaccount. On the Right to Examine Transfer Date, we will invest your

Ameritas Advisor VUL	24

Account Value, which will include investment performance results, in the Investment Options pursuant to your application allocation instructions. If, by the Right to Examine Transfer Date, you decide to cancel your Policy, we will refund the premiums paid minus Policy Debt and partial withdrawals.

Until your Policy is issued, premium payments we receive are held in our general account.

Account Value

On your Policy's Issue Date, Account Value (or "Policy value" or "Accumulation Value") equals your initial Net Premium (premium less the Percent of Premium Charge) minus any Monthly Deductions since the Policy Date. On any Business Day thereafter, your total Account Value equals the sum of Account Value in the Separate Account variable Investment Options, the Fixed Account, and the loan account, plus any Net Premium received that Business Day, but not yet allocated.

Separate Account Value

Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Account Value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's unit value by the number of Accumulation Units held in that Subaccount. We will determine the value of the assets of each Subaccount at the close of trading on the New York Stock Exchange on each Business Day.

The unit value of each Subaccount reflects the investment performance of that Subaccount. The unit value of each Subaccount on any Business Day equals the unit value of the Subaccount on the previous Business Day multiplied by the net investment factor for the Subaccount. The net investment factor for each Subaccount can be determined on any Business Day by using the following calculation:

▪	the net asset value per share of the Subaccount's underlying portfolio as of the end of the current Business Day, plus the per share amount of any dividend or capital gain distribution paid by that underlying portfolio since the previous Business Day, plus the per share amount of any taxes payable by the Separate Account; divided by
▪	the net asset value per share of the Subaccount's underlying portfolio as of the end of the previous Business Day, minus
▪	the daily risk charge.

When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on that Business Day. Each transaction described below will increase or decrease your Accumulation Units.

The number of Accumulation Units in a Subaccount will increase when:

▪	Net Premiums are credited to it; or
▪	amounts are transferred to it from other Subaccounts, the Fixed Account, or the loan account.

The number of Accumulation Units in a Subaccount will decrease when:

▪	partial withdrawals (and any partial withdrawal charges) are taken from it;
▪	Monthly Deductions are taken from it;
▪	transfer charges are taken from it; or
▪	amounts are transferred out of it into other Subaccounts, the Fixed Account, or the loan account.

An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

Fixed Account Value

The Account Value of the Fixed Account on any Business Day equals:

▪	Net Premiums credited to the Fixed Account; plus
▪	any transfers from the Subaccounts or the loan account to the Fixed Account; plus
▪	interest credited to the Fixed Account; minus
▪	any partial withdrawal (and partial withdrawal charge) taken from the Fixed Account; minus
▪	the Fixed Account's share of any Monthly Deductions from Account Value; minus
▪	any transfer charges taken from the Fixed Account; minus
▪	amounts transferred from the Fixed Account to the Subaccounts or the loan account.

Loan Account Value

The Account Value in the loan account on any Business Day equals:

▪	amounts transferred to the loan account from the Investment Options (the Subaccounts and the Fixed Account); plus
▪	interest credited to the loan account; minus
▪	amounts transferred from it into the Investment Options.

(Also see Defined Terms for the definition of "Policy Debt.")

Ameritas Advisor VUL	25

Telephone Transactions

Telephone Transactions Permitted

▪	Transfers among Investment Options.
▪	Establish systematic transfer programs.
▪	Change premium allocations.

How to Authorize Telephone Transactions

▪	Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules

▪	Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open. Rydex Subaccount transactions must be received by 2:30 p.m. Central Time for same day processing. The 2:30 Central Time cut-off applicable to Rydex subaccount transfers applies only to transfers. All other transaction requests must be received prior to NYSE close for same day processing.
▪	Calls will be recorded for your protection.
▪	For security, you or your authorized designee must provide your Social Security number and/or other identification information.
▪	May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

Electronic Delivery and Communications

You may access certain documents relating to the Policy and Subaccounts electronically. Current prospectuses and reports for the Policy and Subaccounts are available on our website, and updated prospectuses are posted on or about May 1 of each year. Prospectuses may be supplemented throughout the year, and copies of all supplements are also available on our website. We post annual reports on our website shortly after March 1 each year.

We may make other documents available to you electronically through the email address that you provide to us. When electronic delivery becomes available, and upon your election to receive information online, we will notify you when a transaction pertaining to your Policy has occurred or a document impacting your Policy or the Subaccounts has been posted. In order to receive your Policy documents online you should have regular and continuous Internet access.

Misstatement of Age or Gender

If an Insured's age or gender has been misstated on the application, an adjustment will be made to reflect the correct age and gender. If the misstatement is discovered at death, the Policy death benefit and any additional benefits provided will be adjusted based on what the cost of insurance rate as of the most recent Monthly Date would have purchased at the Insured's correct age and gender. If the misstatement is discovered prior to death, the Cash Surrender Value will be adjusted, based on the Insured's correct age and gender, to reflect the expense charges, and cost of insurance rates from the Policy Date.

Suicide

We will terminate the Policy and give back the premiums received, less any partial withdrawals and Policy Debt, if the Insured, while sane or insane, commits suicide within two years (one year in Colorado, Missouri, and North Dakota) after the date the Policy was issued. In Montana, the amount we will return will be the premiums received, less any partial withdrawals and Policy Debt, as stated above, or if greater, we will return the reserve determined according to the commissioner's reserve valuation method. We will pay only the Monthly Deductions for an increase in Specified Amount of insurance if the Insured, while sane or insane, commits suicide within two years (one year in Colorado, Missouri, and North Dakota) after the effective date of any increase.

Incontestability

We will not contest the Policy, in the absence of fraud, after it has been in force while the Insured is alive for two years from the Issue Date, nor will we contest any increased benefits later than two years after the effective date of such increase. If you did not request the increase or if evidence of insurability was not required, we will not contest the increase. Increased benefits, for the purposes of this provision, shall include any favorable Policy changes you request. If the Policy is reinstated, the incontestable period will start over again beginning on the reinstatement date, but only for statements made in the application for reinstatement. Riders to the Policy may have separate incontestability provisions.

Assignment

You may assign your Policy by giving Written Notice. We will not be responsible for the validity of an assignment. We will not be liable for any payments we make or actions we take before we receive Written Notice of an assignment. An assignment is subject to any Policy Debt.

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Lapse and Grace Period

Lapse

Because Account Value can fluctuate depending upon the performance of your selected variable Investment Options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

Lapse of the Policy may result in adverse tax consequences. See discussion at Tax Treatment of Loans and Other Distributions.

This Policy will lapse with no value when the Policy's Cash Surrender Value is not enough to cover any due but unpaid charges.

Grace Period

If the Cash Surrender Value on any Monthly Date is less than the Monthly Deduction for the next Policy month, you will have a 61-day grace period to make a premium payment to continue your Policy. The minimum premium to continue the Policy is the amount which will result in the Cash Surrender Value on the date the grace period began being equal to the current Monthly Deduction plus the next two Monthly Deductions. At the start of the grace period, we will mail a notice of the minimum premium necessary to keep the Policy in force to you at your current address on record with us and to any assignee on record. Insurance coverage continues during the grace period. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period. If the Insured dies during the grace period, we will deduct outstanding Policy Debt and Policy charges due but not paid from the death benefit proceeds payable.

Reinstatement

If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within five years of the date of lapse, so long as the Insured is Attained Age 80 or less. To reinstate, we must receive:

▪	Written application signed by you and the Insured;
▪	Evidence of the Insured's insurability satisfactory to us, and the insurability of any insured covered under an optional benefit rider;
▪	Premium at least equal to (a + b - c) divided by (d) where:

(a) is the sum of all due and unpaid Monthly Deductions during the grace period;

(b) is the sum of Monthly Deductions for three months from the date of reinstatement;

(c) is the Account Value at the beginning of the grace period; and

(d) is one minus the premium charge.

▪	Repayment or reinstatement of any outstanding Policy Debt.

The effective date of reinstatement will be the Monthly Date on or next following the date the reinstatement is approved.

The Account Value on the date of reinstatement will equal the Net Premium paid to reinstate the Policy; plus the Account Value at the beginning of the grace period; minus the sum of the due and unpaid Monthly Deductions during the grace period.

The Policy cannot be reinstated once it has been fully surrendered.

Delay of Payments or Transfers

We will usually pay any amounts from the Separate Account requested as a partial withdrawal or Surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if:

▪	the NYSE is closed for other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC; or
▪	the SEC permits delay for the protection of security holders; or
▪	an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the subaccounts.

The applicable rules of the SEC will govern as to whether these conditions exist.

We may defer payments of a Policy loan, partial withdrawal or full Surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the loan, withdrawal or Surrender.

Beneficiary

The beneficiary will receive the death benefit proceeds when the Insured dies. You name the primary beneficiary and any contingent beneficiaries in your application. If no primary beneficiary is living when the Insured dies, we will pay to the contingent beneficiary. If no contingent beneficiary is living when the

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Insured dies, we will pay you or your estate. Unless otherwise provided, if any beneficiary dies within 30 days after the Insured dies as the result of a common disaster, we will pay the death benefit proceeds as if that beneficiary died first.

Unless your beneficiary designation provides otherwise, we will follow these rules:

▪	We will pay equal shares when more than one beneficiary of the same class is to share the funds.
▪	No revocable beneficiary has rights in this Policy until the Insured dies.
▪	An irrevocable beneficiary cannot be changed without his or her consent.
▪	The interest of any beneficiary is subject to the rights of any assignee shown on our records.
▪	When beneficiaries are not shown by name (such as "children"), we may find who they are from sworn statements and not wait for court records.

You may change your beneficiary at any time while the Insured is living by sending Written Notice to us. We must approve any change. If approved, the change will be effective as of the date you signed the Written Notice. We will not be liable for any payments we make or actions we take before the change is approved.

Minor Owner or Beneficiary

Generally, a minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. In most States parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we may be able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some States allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to claim proceeds on behalf of the minor; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

Policy Changes

You may request to change your Specified Amount, death benefit option, or riders. Any change to your Policy is effective only if by Written Notice on a form acceptable to us, and then only when recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page. When a Policy change is made, we will send you a revised Policy schedule that will show the updated coverage and any new charges.

"Right to Examine" Period

You may cancel your Policy for a refund during your "right to examine" or "free look" period. This period expires 10 days after you receive your Policy (30 days after if it is a replacement for another policy), or 45 days after your application is signed, whichever is later. (The "right to examine" period is longer in some states, ranging from 15 to 30 days.) If you decide to cancel the Policy, you must return it by mail or delivery to the home office or to the Ameritas Life selling agent by the date the "right to examine" period expires. Your Policy will be void from the beginning. We will refund the premiums paid minus Policy Debt and partial withdrawals, unless otherwise required by state law.

Optional Features

Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX A may be added to your Policy by rider. The cost of any optional insurance benefit will be deducted monthly from Account Value as stated in this prospectus' CHARGES section.

Nonparticipating

The Policy is nonparticipating. No dividends will be paid under the Policy.

Special Arrangements

Where permitted by state regulation, we may make Policies available through various special arrangements. We may reduce or waive the premium charge and/or the monthly administrative charge under Policies purchased by:

1.	our directors, officers, current or retired employees ("employees"), or agents, or affiliates thereof, or their spouses or dependents;
2.	directors, officers, employees, or agents of broker-dealers that have entered into selling agreements with Ameritas Investment Corp. relating to the Policies, or their spouses or dependents; or
3.	directors, officers, employees, or affiliates of the portfolios or investment advisers or sub-advisers or distributors thereof, or their spouses or dependents.

Any interested person can contact our Service Center concerning the availability of special arrangements.

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In addition, in the future, we may reduce or waive the premium charge if a Policy is purchased by the Owner of another policy we issued, and/or through transfer or exchange from a life insurance policy we issued, each in accordance with rules we establish and apply on a uniform basis. Reductions or waivers of the premium charge and the monthly administrative charge reflect the reduced sales and administrative effort associated with Policies sold to the Owners specified.

We may issue Policies to group or sponsored arrangements, as well as on an individual basis. A "group arrangement" includes a program under which a trustee, employer or similar entity purchases Policies covering a group of individuals. An example of such an arrangement is a non-qualified deferred compensation plan. A "sponsored arrangement" includes but is not limited to a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis. The Policies may not be available in connection with group or sponsored arrangements in all states.

For Policies issued in connection with group or sponsored arrangements, we may reduce or waive one or more of the following charges: the premium charge; the monthly charge for the cost of insurance; rider charges; monthly administrative charges; daily risk charges (for mortality and expense risk); and/or the transfer charge. We may also reduce the minimum Specified Amount per Policy. In addition, the interest rate credited on amounts taken from the Subaccounts as a result of a loan may be increased for these Policies. We will waive or reduce these charges as described below and according to our rules in effect when the Policy application is approved.

To qualify for a waiver or reduction, a group or sponsored arrangement must satisfy certain criteria, for example, size of the group, or number of years in existence. Generally, the sales contacts and effort, administrative costs, insurance cost, and mortality and expense risk per Policy may vary based on such factors as the size of the group or sponsored arrangement, its stability, the purposes for which the Policies are purchased, and certain characteristics of its members (including underwriting-related factors that we determine result in lower anticipated expenses of providing insurance coverage, and/or lower mortality and expense risk, under Policies sold to members of the group or through the sponsored arrangement). The amount of any reduction and the criteria for qualification will reflect the reduced sales and administrative effort resulting from sales to qualifying group or sponsored arrangements, and/or the reduced anticipated cost of insurance or mortality and expense risk under such Policies. We may modify from time to time the amount or availability of any charge reduction or waiver, or the criteria for qualification.

Charge reductions or waivers will not be unfairly discriminatory against any person, including the affected Owners and all other owners of Policies funded by the Separate Account.

POLICY DISTRIBUTIONS

The principle purpose of the Policy is to provide a death benefit upon the Insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully surrender it for its Cash Surrender Value. Tax penalties may apply to amounts taken out of your Policy. The Policy will terminate and all insurance will stop when the Insured dies.

Death Benefit

Upon the Insured's death, we will pay to the Policy beneficiary:

▪	the death benefit on the Insured's life under the death benefit option in effect; plus
▪	any additional life insurance proceeds provided by any optional benefit or rider; minus
▪	any Policy Debt; minus
▪	any overdue Monthly Deductions, including the Monthly Deduction for the month of death.

We will pay the death benefit proceeds after we receive satisfactory proof that the Insured died while the Policy was in force and other proof that we may require in order to investigate the claim. We will pay the death benefit proceeds in a lump-sum payment to the beneficiary. We will include interest from the Insured's date of death to the payment date. The rate of interest will be at least the amount required by law. Full payment of the death benefit proceeds discharges us from any and all claims.

Death Benefit Options

When you apply for your Policy, you will choose one of three death benefit options, which will be used to determine the death benefit.

Death Benefit Option A

Under Option A, the death benefit is the greater of:

▪	the Specified Amount of insurance coverage; and
▪	the Account Value multiplied by the corridor factor.

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Death Benefit Option B

Under Option B, the death benefit is the greater of:

▪	the Specified Amount of insurance coverage plus the Account Value; and
▪	the Account Value multiplied by the corridor factor.

Death Benefit Option C

Under Option C, the death benefit is the greater of:

▪	the Specified Amount of insurance coverage plus the sum of premiums paid minus the sum of partial withdrawals taken; and
▪	the Account Value multiplied by the the corridor factor.

If you select Option C and the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

When you apply for your Policy, you will also choose one of two alternative tests to evaluate whether your Policy qualifies as a life insurance contract under the Internal Revenue Code. Once you have chosen a test for tax qualification, you cannot change it. If you choose the guideline premium test, total premium payments may not exceed the guideline premium payment limitations for life insurance set forth under the Internal Revenue Code. If you choose the cash value accumulation test, the guideline premium limitations do not apply. The corridor factors are higher for the cash value accumulation test than for the guideline premium test. The corridor factors are shown in the Policy schedule.

Changes in Death Benefit Option

You select the death benefit option when you apply for the Policy. You also may change the death benefit option after the first Policy year, as discussed below.

Changes in Death Benefit Option Rules

▪	Your request for a change must be by Written Notice.
▪	You can only change your Policy death benefit option once each Policy year. The change will be effective on the Monthly Date after we receive (or, if evidence of insurability is necessary, after we approve) your Written Notice.
▪	There is no fee to change your Policy death benefit option.
▪	Changing from Option B to Option A, or from Option C to Option A: The Specified Amount will not change, and the death benefit will be reduced to equal the Specified Amount.
▪	Changing from Option A to Option B, or from Option C to Option B: The Specified Amount will be adjusted so that the Net Amount at Risk is unchanged.
▪	The change is allowed only if the new Specified Amount of insurance meets the requirements stated in the Changes in Specified Amount section, below.

Changes in Specified Amount

The initial Specified Amount is set at the time we issue your Policy. The Specified Amount may change from time to time, as discussed below. A change in Specified Amount could have federal tax consequences (See the TAX MATTERS section.).

Under the Scheduled Increase Rider for the Insured, we will automatically increase the Specified Amount on Annual Dates. The amount of the increase is shown on the Policy schedule. Total increases from the rider may not exceed two times the initial Specified Amount. No increase will be made after the Annual Date nearest the Insured's 65th birthday. We will mail to you a revised Policy schedule for each increase. Acceptance is automatic. You may reject the increase by Written Notice to us and return of the revised Policy schedule within 30 days of the increase date. There is no charge for the rider.

In addition, on or after one year from the Policy Date, you may change the current Specified Amount of insurance coverage by Written Notice on a form provided by us, and subject to our approval.

INCREASE in Coverage Rules

▪	The minimum amount of an increase in Specified Amount of insurance coverage is $25,000.
▪	An increase of the Specified Amount will require evidence of insurability satisfactory to us and be subject to our underwriting limits in place at that time.
▪	Any increase of the Specified Amount will be subject to increased cost of insurance charges and monthly Specified Amount charges, based on the Insured's gender and the Issue Age and rate class for the increase. You will receive a revised Policy schedule stating the increased charges.

DECREASE in Coverage Rules

▪	The amount of any decrease may be no less than $1,000.
▪	Any reduction in the Specified Amount will be in the following order:
•	first, reduce the most recent increase of the Specified Amount;
•	then, the next most recent increases; and
•	finally, the Policy's initial Specified Amount.
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▪	Any decrease of the Specified Amount you request will not reduce the monthly Specified Amount charges in effect at the time of the decrease.
▪	The Specified Amount of coverage after the decrease must be at least $50,000. We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.

No Maturity Date

This Policy does not have a maturity date. There are no cost of insurance charges after the Insured reaches Attained Age 121.

Policy Loans

You may obtain a loan from the Cash Surrender Value of your Policy. Any loan transaction will permanently affect your Account Value. We may require you to sign a loan agreement. You may ask your sales representative or us to provide illustrations giving examples of how a loan might affect your Account Value, Cash Surrender Value and death benefit.

Surrender or lapse of a Policy while a loan is outstanding could result in significant tax consequences. See the discussion at Tax Treatment of Loans and Other Distributions.

Amount You Can Borrow	Loan Interest Rate

Standard Policy Loan. You may borrow no more than:

▪  the Cash Surrender Value; minus

▪  loan interest on Policy Debt including the requested loan to the next Annual Date; minus

▪  the sum of the next three Monthly Deductions.

Standard Loan Interest Rate. Current net annual loan interest rate of 1.0%: we charge a current interest rate with a 4.0% effective annual yield (guaranteed not to exceed 4.0%), but we also credit an interest rate with an effective annual yield of 3.0% to any amounts in the loan account.
Amount You Can Borrow	Loan Interest Rate

Preferred Rate Policy Loan. After five (5) Policy years, a portion of the Policy Debt may qualify for the preferred loan interest rate. The portion eligible for the preferred loan interest rate is:

▪  the Account Value; plus

▪  the sum of partial withdrawals taken, minus

▪  the sum of premiums paid.

Preferred Loan Interest Rate. Current net annual loan interest rate of 0.0%: we charge a current interest rate with a 3.0% effective annual yield (guaranteed not to exceed 3.5%), but we also credit an interest rate with an effective annual yield of 3.0% to any amounts in the loan account.

Loan Rules

▪	The Policy must be assigned to us as security for the loan.
▪	We will accept a loan request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
▪	We will transfer all loan amounts from the Subaccounts and the Fixed Account to a loan account. The amounts will be transferred on a Pro-Rata basis, unless you instruct us otherwise. If the value of an Investment Option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a Pro-Rata basis.
▪	Loan interest is due on each Annual Date. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest only from the Policy Investment Options you designate; if that is not possible (due to insufficient value in an Investment Option you elect) or you have not provided such instructions, we will deduct loan interest on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account.
▪	If Policy Debt exceeds Account Value minus accrued expenses and charges, you must pay the excess or your Policy will lapse.
▪	You may repay Policy Debt in full or in part any time while the Policy is in force. We will deduct the amount of the loan repayment from the loan account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as Net Premium is allocated on the date of repayment. You must instruct us to treat your payment as a loan repayment; otherwise, we will treat any unspecified payment as premium.
▪	The death benefit will be reduced by the amount of any Policy Debt on the date of the Insured's death.
▪	We may defer making a loan from the Fixed Account for up to six months unless the loan is to pay premiums to us.

Cash Surrender

While the Insured is alive, you may terminate the Policy for its Cash Surrender Value. After a full Surrender, all your rights in the Policy end, and you may not reinstate the Policy.

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Cash Surrender Rules

▪	We will accept a full Surrender request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
▪	The Policy has no surrender charge.
▪	We may defer Surrender payments from the Fixed Account for up to six months from the date we receive your request.

Partial Withdrawal

While the Insured is alive, you may withdraw part of the Account Value. The amount requested and any partial withdrawal charge will usually be deducted from the Account Value on the date we receive your request if received before 3 p.m. Central Time.

If Death Benefit Option A (described above) is in effect, then the Specified Amount will be reduced by the partial withdrawal amount plus any fee.

If Death Benefit Option B or Option C (described above) is in effect, the Account Value will be reduced by the amount of the partial withdrawal, but the Specified Amount of insurance coverage will not change.

Partial Withdrawal Rules

▪	We will accept a partial withdrawal request signed by you on our form of Written Notice by mail or facsimile.
▪	The applicable partial withdrawal charge is stated in the CHARGES section of this prospectus.
•	The minimum partial withdrawal amount is $100; the maximum is an amount such that the remaining Cash Surrender Value is at least an amount sufficient to maintain the Policy in force for the next three months.
▪	A partial withdrawal is irrevocable.
▪	For tax purposes, partial withdrawals are treated as made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract.
▪	Partial withdrawals will be deducted from your Policy Investment Options on a Pro-Rata basis, unless you instruct us otherwise. If the value of an Investment Option after a withdrawal pursuant to your instructions is less than $100, the amounts will be deducted on a Pro-Rata basis.
▪	Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount.
▪	We reserve the right to defer withdrawal payments from the Fixed Account for up to six months from the date we receive your request.
▪	Depending upon the circumstances, a partial withdrawal may have tax consequences.

Payment of Policy Proceeds

A primary function of a life insurance policy is to provide payment of Policy proceeds. Policy proceeds are payable upon the Insured's death, a full Surrender or partial withdrawal of Account Value, or upon any other benefit where certain proceeds are payable. We will make payment in a lump sum to the beneficiary.

Rules for Payment of Policy Proceeds

▪	Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
▪	We may require proof of your age or survival or the age or survival of the payee.
▪	No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.

Payment of Death Benefit Proceeds

We may pay death benefit proceeds in a lump sum by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within seven days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

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TAX MATTERS

The following is only general information about federal tax law and is not intended as tax advice to any individual. Tax laws affecting the Policy are complex, may change and are affected by your facts and circumstances. We cannot guarantee the tax treatment of the Policy or any transaction involving the Policy. You should consult your own tax adviser as to how these general rules and any applicable taxes will apply to you if you purchase a Policy.

Life Insurance Qualification; Tax Treatment of Death Benefit

The Internal Revenue Code, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about how those tests apply to the Policy.

Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:

▪	you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy and
▪	the death benefit should be fully excludable from the beneficiary's gross income; however, special rules apply to employer owned life insurance. The death benefit of life insurance owned by an employer is taxable unless the Insured is a certain class of employee and has been given notice and has consented to coverage on his life. Specific statutory requirements must be satisfied for the death benefit of employer owned life insurance to be excluded from taxable income.

We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. Distributions from a modified endowment contract are taxed under different rules, most notably distributions are treated as from income first (to the extent of any gain in the contract) then from cost basis. There are other differences related to modified endowment contracts, such as loans being treated as a distribution (see Tax Treatment of Loans and Other Distributions below). The rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy years exceed the sum of the net level premium payments which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Account Value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

A Policy issued in exchange for a modified endowment contract is also treated as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance Policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

Special Considerations for Corporations and Employers

Premium paid by a business for a life insurance Policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the Policy. For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from the Policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Policy's Cash Surrender Value are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for Alternative Minimum Taxable purposes. In 2006, Congress adopted new rules relating to Employer Owned Life Insurance. Any employer contemplating the purchase of a new life

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insurance contract or a change in an existing contract should observe the Employee Notice and Consent requirements to avoid the income taxation of the life insurance death benefits and consult a tax adviser regarding filing IRS Form 8925.

Tax Treatment of Loans and Other Distributions

Upon a Surrender or lapse of the Policy, if the amount received plus any outstanding Policy Debt exceeds the total cost basis in the Policy, the excess generally will be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

"Cost Basis in the Policy" means: ▪ the total of any premium payments or other consideration paid for the Policy, minus ▪ any withdrawals previously recovered that were not taxable.

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:

▪	All distributions, including Surrender and partial withdrawals, are treated as ordinary income subject to tax to the extent the Account Value immediately before the distribution exceeds the cost basis in the Policy at such time.
▪	Loans from or secured by the Policy are treated as distributions and taxed accordingly. If you do not repay loan interest, the loan interest itself is treated as a distribution.
▪	A 10% additional income tax is imposed on the portion of any distribution, loan, or assignment of the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59½, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy).

Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that reduced rate loans could be treated as distributions rather than loans.

Distributions (including upon Surrender) and loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule. If a Policy is not now but later becomes a modified endowment contract, then any distributions made from the Policy within two years prior to the change will become taxable pursuant to modified endowment contract rules.

Other Policy Owner Tax Matters

Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, a partial or full Surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depend on the circumstances of each Owner or beneficiary.

Interest paid on Policy loans generally is not tax deductible.

Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial withdrawal, collateral assignment or full Surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within any 12-month period, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the beneficiary's individual circumstances.

Diversification requirements. Investments of the Separate Account must be "adequately diversified" for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with diversification requirements could subject you to immediate taxation on the incremental increases in Account Value plus

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the cost of insurance protection for the year. However, we believe the Policy complies fully with such requirements.

Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account. To date, no such regulations or guidance has been issued. If you are considered the Owner of the assets of the Separate Account, income and gains from the Separate Account would be included in your gross income.

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Account Value. These differences could result in you being treated as the owner of a Pro-Rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Separate Account.

Paid-Up Life Insurance Benefit Endorsement. Electing this benefit may have adverse tax consequences. The Internal Revenue Service has not ruled on the use of this endorsement. We strongly urge you to consult legal counsel and your personal tax adviser before electing this benefit.

Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation, split dollar arrangements and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax attributes of the particular arrangement and the suitability of this Policy for the arrangement.

Split-Dollar Arrangements. The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

Also, on July 30, 2002, the Sarbanes-Oxley Act of 2002 became law and required significant accounting and corporate governance reform. This Act prohibits, with limited exceptions, publicly-traded companies from extending many types of personal loans to their directors or executive officers. This prohibition may be interpreted as applying to some arrangements for split-dollar life insurance policies for directors and executive officers of such companies, since such insurance may be viewed as involving a loan from the employer for at least some purposes. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Tax Shelter Regulations. Prospective owners should consult a tax adviser about the treatment of the Policy when used in a plan or arrangement that under the Treasury Regulations would be considered a tax shelter.

Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies, are subject to regulatory and legal proceedings in the ordinary course of our business. Certain of the proceedings we are involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Separate Account, our ability to meet our obligations under the Policies, or AIC's ability to perform its obligations. Nonetheless, given the large or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could from time to time, have a material adverse effect on any or all of the above.

HOW TO GET FINANCIAL STATEMENTS

Our financial statements are included in a Statement of Additional Information ("SAI"). For information on how to obtain copies of these financial statements, at no charge, see the STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT provision on the last page of this prospectus.

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RULE 12h-7 EXEMPTION

Ameritas Life relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

APPENDIX A: OPTIONAL FEATURES

This Appendix is intended to provide only a very brief overview of additional benefits available to be added to your Policy by rider. Some of these features are only available at the time the Policy is issued, and may not be added later. For more information, contact your registered representative or us. Certain riders may not be available in all States. The cost for each rider, if any, is explained in the CHARGES section.

Accelerated Benefit Rider

This rider provides the ability to accelerate the death benefit to be a living benefit, allowing you to withdraw value from the Policy, as defined in the rider, in the event of diagnosis of terminal illness. The amount available as a living benefit is less than the total death benefit payable under the Policy.

Children's Insurance Rider

This rider provides term life insurance protection, as defined in the rider, for the Insured's children.

Paid-Up Insurance Benefit Endorsement

This endorsement protects your Policy from lapsing under certain conditions when your outstanding Policy Debt is large relative to your Account Value and Specified Amount.

Term Insurance Rider

This rider provides term insurance upon an individual other than the Insured.

Waiver of Monthly Deduction Rider

This rider provides that during periods of the Insured's total disability, as defined in the rider, certain Policy charges and charges for any Policy riders will be waived.

DEFINED TERMS

Defined terms, other than "we, us, our," "you and your," are shown using initial capital letters in this prospectus.

Account Value / Accumulation Value / Policy Value means the sum of Net Premiums paid, minus partial withdrawals, minus Policy charges, plus interest credited to the Fixed Account and the loan account, adjusted for gains or losses in the Subaccounts. The Account Value is comprised of amounts in the Subaccounts, the Fixed Account, and the loan account.

Accumulation Unit means an accounting unit of measure used to calculate the Account Value allocated to a Subaccount of the Separate Account. It is similar to a share of a mutual fund.

Annual Date means the same date each year as the Policy Date.

Attained Age means the Issue Age plus the number of completed Policy years. With respect to any increase in Specified Amount, Attained Age means the Issue Age for the increase plus the number of complete years since the increase.

Business Day means each day that the New York Stock Exchange is open for trading.

Cash Surrender Value means the Account Value minus any Policy Debt.

Company, We, Us, Our, Ameritas Life means Ameritas Life Insurance Corp.

Fixed Account is an account that credits a fixed rate of interest guaranteed by us and is not affected by the experience of the variable Investment Options of the Separate Account. The Fixed Account is part of our general account.

Insured means the person shown on the Policy schedule upon whose life this Policy is issued.

Investment Options means collectively the Subaccounts and the Fixed Account. You may allocate Net Premiums and reallocate Account Value among the Investment Options.

Issue Age means the Insured’s age as of the birthday nearest to the Policy Date. With respect to any increase in Specified Amount, Issue Age means the Insured’s age as of the birthday nearest to the date of the increase.

Ameritas Advisor VUL	36

Issue Date means the date on which the suicide and incontestability periods begin. If we have received the initial premium from you, the Issue Date will also be the date when you have life insurance coverage with us. If we have not received the initial premium from you, you WILL NOT have coverage until the date on which we receive the initial premium from you.

Monthly Date means the same date of each month as the Policy Date.

Monthly Deduction means a charge made against the Account Value on each Monthly Date for the coverage provided by this Policy and any attached riders.

Net Amount at Risk means the death benefit on the Monthly Date, discounted at the Fixed Account minimum credited rate for one month, minus the Account Value on the Monthly Date, after the Monthly Deduction has been taken except for the cost of insurance.

Net Premium means the premium paid reduced by the premium charge, which will not exceed the maximum premium charge shown on the Policy schedule.

Planned Periodic Premium means a level premium you intend to pay at a fixed interval. The Planned Periodic Premium is shown on the Policy schedule.

Policy Date means the date from which Policy months, years and anniversaries are measured. The Policy Date will be determined by us unless you request a different Policy Date that we approve. If the Issue Date is after the Policy Date or we have not received the initial premium from you, you WILL NOT have life insurance coverage on the Policy Date.

Policy Debt means the sum of all unpaid Policy loans and accrued interest on Policy loans.

Pro-Rata means allocating a dollar amount among the Investment Options in proportion to the Account Value in those Investment Options.

Right to Examine Transfer Date means 13 days after the Issue Date, or if later, the date all requirements necessary to place the Policy in force are delivered to us.

Specified Amount means a dollar amount used to determine the death benefit of your Policy. It is shown on the Policy schedule. You may increase or decrease it as provided in your Policy.

Subaccounts means the divisions within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio.

Surrender means termination of this Policy at your request for its Cash Surrender Value while the Insured is alive.

Written Notice means information we have received at Ameritas Life, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 O Street, Lincoln, NE 68510), fax 402-467-7335. A Written Notice must be signed by you, in good order, and on a form approved by or acceptable to us. Call us if you have questions about what form or information is required. When notice is permitted and sent to us by facsimile, we have the right to implement the request if the copied or facsimile signature appears to be a copy of a your genuine original signature.

You, Your, Owner means the Owner as shown on the Policy schedule, unless changed. The Insured may or may not be the Owner.

Illustrations

Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's charges, Investment Options and any optional features selected, how you plan to accumulate or access Account Value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Value and Account Value with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your sales representative or us (at our toll-free telephone number) to provide an illustration, without charge, based upon your specific situation.

Statement of Additional Information; Registration Statement

A Statement of Additional Information ("SAI") dated May 1, 2015 contains other information about the Separate Account and the Policy. You may obtain a copy by calling our toll-free telephone number below. Within three Business Days after we receive your request for an SAI, we will send your copy, without charge, by first class mail or email. Information about the Separate Account (including the SAI), is available on the SEC's website (www.sec.gov, select "More Search Options," then type "333-151912" in the "File Number" field and select "Find Companies"), or can be reviewed and, for a fee, copied at or ordered from the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. 20549-0102. (You may direct questions to the SEC at 202-942-8090.)

Ameritas Advisor VUL	37

REPORTS TO YOU

We will send a statement to you at least annually showing your Policy's death benefit, Account Value and any Policy Debt. If your Policy activity is limited to scheduled periodic premiums automatically deducted from your bank or investment account, the annual report will also be the only confirmation you have of premium payments and regular Monthly Deductions. We will confirm any other premium payments, Policy Debt, transfers between Investment Options, lapses, Surrender, partial withdrawals, and other Policy transactions as they occur. You will receive additional periodic reports that the SEC may require.

THANK YOU

for reviewing this prospectus. You should also review the fund prospectus for the portfolio underlying each Subaccount variable Investment Option you wish to select.

IF YOU HAVE QUESTIONS,

for marketing assistance or other product questions prior to issue (without charge), telephone us at:

Ameritas Life Insurance Corp.

Telephone: 800-255-9678

for all other matters, write or telephone us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

or

5900 O Street

Lincoln, Nebraska 68510

Toll-Free Telephone: 800-255-9678

Fax: 402-467-7335

Interfund Transfer Request Fax: 402-467-7923

Website: ameritasdirect.com

REMEMBER, THE CORRECT FORM is important for us to process your Policy elections and changes accurately. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need.

© 2015 Ameritas Life Insurance Corp.	SEC Registration #: 811-08868

Ameritas Advisor VUL	38

Statement of Additional Information: May 1, 2015
to accompany Policy Prospectuses dated May 1, 2015

LOW-LOAD Variable Life Insurance Policies
offered through
Ameritas Life Insurance Corp. Separate Account LLVL

TABLE OF CONTENTS	PAGE

Contacting Us. To have questions answered or to send additional premium, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

Or

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-255-9678

Fax: 402-467-7335

ameritasdirect.com

Express mail packages should be sent to our street address, not our P.O. Box address.

GENERAL INFORMATION AND HISTORY	1
SERVICES

UNDERWRITER	2
DISTRIBUTION OF THE POLICY

MORE INFORMATION ON CHARGES	3
DISTRIBUTION OF MATERIALS
ADVERTISING
PERFORMANCE DATA

ASSET ALLOCATION PROGRAM	4

LICENSING AGREEMENT	5

FINANCIAL STATEMENTS	6

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

This Statement of Additional Information is not a prospectus. It contains information in addition to that set forth in the Policy prospectus and should be read together with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by e-mailing us or accessing it through our website at ameritasdirect.com or by calling us at 800-255-9678. Defined terms used in the current prospectus for the Policy are incorporated in this Statement.

GENERAL INFORMATION AND HISTORY

Ameritas Life Insurance Corp. Separate Account LLVL was established as a separate investment account of Ameritas Life Insurance Corp. ("Company, we, us, our, Ameritas Life") on August 24, 1994. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust. We issue the Policy described in the prospectus and are responsible for providing each Policy's insurance benefits. We are engaged in the business of issuing life insurance and annuities, group dental, vision, and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except New York). Through our Ameritas Advisor Services division, we specialize in low-load life insurance and no-load annuity products, offered directly to investors and through fee-based professionals.

We are a stock life insurance company – Nebraska’s first life insurance company - organized under the laws of the State of Nebraska in 1887. We are wholly owned by Ameritas Holding Company ("AHC") a Nebraska stock insurance holding company. AHC is wholly owned by Ameritas Mutual Holding Company ("Ameritas"). Ameritas is a diversified family of financial services businesses. For a complete list of the Ameritas companies and their products and services, visit the Ameritas website at ameritas.com. Each Ameritas company is solely responsible for its own financial condition and contractual obligations.

Services

Affiliates of Ameritas Life may provide administrative services to Ameritas Life relating to policies offered by its separate accounts, including Ameritas Life Insurance Corp. Separate Account LLVL (the "Registrant"). On January 1, 2011, Ameritas Life entered into an Amended and Restated General Administrative Services Agreement (the " Agreement"), under which administrative services relating to policies offered by the Ameritas Life separate accounts may be provided by affiliates of Ameritas Life. The parties to the Agreement are Ameritas Life, Ameritas Holding Company, Acacia Life Insurance Company, The Union Central Life Insurance Company, Ameritas Investment Partners, Inc., Ameritas Mortgage Funding, Inc., Ameritas Investment Corp., and Calvert Investments, Inc. All parties to the

ALIC Separate Account LLVL	SAI:1	Statement of Additional Information

Agreement are wholly owned subsidiaries of Ameritas Mutual Holding Company ("AMHC") or have since been merged into or dissolved by wholly owned subsidiaries of AMHC. Ameritas Life made no payments for administrative services provided by affiliated companies in 2012, 2013 or 2014.

Ameritas Life entered in to a Service Agreement dated May 1, 2010 with its affiliate, Ameritas Investment Partners, Inc. ("AIP"), for the purpose of AIP developing and providing ongoing evaluation and other services for the Asset Allocation Program available for the Policies. For services AIP performed under this agreement for Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Life paid AIP the following amounts in the last three years:

YEAR:	2012	2013	2014
Ameritas Investment Partners, Inc.	$550	$571	$476

Matters of state and federal law pertaining to the policies have been reviewed by the Ameritas Life legal staff.

UNDERWRITER

The Policies are offered continuously and are distributed by Ameritas Investment Corp. ("AIC"), 5900 O Street, Lincoln, Nebraska 68510. AIC is a wholly owned subsidiary of ours. AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

YEAR:	2012	2013	2014
Variable life insurance compensation we paid to AIC that was paid to other broker-dealers and representatives (not kept by AIC).	$14,313	$13,008	$11,651
Variable life insurance compensation earned and kept by AIC.	$0	$0	$0
Fees we paid to AIC for variable life insurance Principal Underwriter services.	$22,870	$17,358	$46,573

DISTRIBUTION OF THE POLICY

Our underwriter, AIC, enters into contracts with various broker-dealers ("Distributors") to distribute Policies. These Distributors are registered with the SEC and are members of the Financial Industry Regulatory Authority. All persons selling the Policy must be registered representatives of the Distributors, and also must be licensed as insurance agents to sell variable insurance products. There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from other charges made under the Policies. Policies can be purchased directly from us through our direct consumer services, with salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

Distribution Compensation for Currently Sold Products

Ameritas Advisor VUL: We pay commissions for the sale of the Policies up to 15% of first-year target premium and 2% of premiums above that amount paid in the first Policy Year.

Distribution Compensation for Products No Longer Being Sold

Low-Load Survivorship Variable Universal Life: During the first Policy Year, compensation may equal an amount up to 15% of first year target premium paid plus the first year costs of any riders and 2% of excess first year premium.

Low-Load Variable Life: During the first Policy Year, compensation may equal an amount up to 9% of first year target premium paid plus the first year costs of any riders and 2% of excess first year premium. In years thereafter, we may pay the broker-dealer asset-based compensation at an annualized rate of 0.1% per Policy Year of the net Cash Surrender Value.

Compensation arrangements may vary among broker-dealers. Also, we may pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in the prospectus CHARGES sections.

ALIC Separate Account LLVL	SAI:2	Statement of Additional Information

MORE INFORMATION ON CHARGES

Waiver of Certain Charges

When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding charges charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue, or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. Any fee waiver will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

Underwriting Procedure

The Policy’s cost of insurance depends upon the insured’s sex, issue age, risk class, and length of time the Policy has been in force. The rates will vary depending upon tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the insured’s attained age and are equal to the 2001 Commissioners Standard Ordinary Age Nearest Birthday Ultimate Mortality Table. The maximum rates for the table-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

If the rating class for any increase in the specified amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the cost of insurance rate, as discussed earlier.

The actual charges made during the Policy Year will be shown in the annual report delivered to Policy Owners.

DISTRIBUTION OF MATERIALS

We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several Owners with the same last name who share a common address or post office box.

ADVERTISING

From time to time, we may advertise performance information for the Subaccounts and their underlying portfolios. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios.

We may provide hypothetical illustrations of Policy value, Cash Surrender Value and death benefit based on historical investment returns of the underlying portfolios for a sample Policy based on assumptions as to age, sex and risk class of the insured, and other Policy-specific assumptions.

We may also provide individualized hypothetical illustrations calculated in the same manner as stated above but based upon factors particular to your Policy.

PERFORMANCE DATA

From time to time, we may advertise performance for the Subaccount variable investment options. Performance data is available on our website and is authorized for use with prospective investors only when accompanied or preceded by current product and fund prospectuses containing detailed information about the Policy, investment, limitations and risks.

Performance returns reflect fees and charges assessed by the fund companies and current mortality and expenses and administrative risk charges deducted from Separate Account assets. Some portfolio advisors have agreed to limit their expenses; without these limits, performance would have been lower. The returns shown on our website do not reflect the Policy’s transaction fees and periodic charges. If these fees and charges were deducted, the performance quoted would be lower. Yields shown are typically "annualized" yields. This means the income generated during the measured seven days is assumed to be generated each week over a 52-week period, and not reinvested, and is shown as a percentage of the investment.

ALIC Separate Account LLVL	SAI:3	Statement of Additional Information

We encourage you to obtain a personalized illustration which reflects all charges of the Policy and the impact of those charges upon performance; contact your registered representative or us to obtain an illustration, without charge, based upon your specific situation. See the Policy prospectus for detailed information about Policy charges and portfolio prospectuses for each portfolio’s expenses.

For periods prior to the date the Policy Subaccount began operation, performance data will be calculated based on the performance of the underlying portfolio and the assumption that the Subaccounts were in existence for the same periods as those indicated for the underlying portfolio with the level of Policy charges that were in effect at the inception of the Subaccount. Past performance is no guarantee of future results. The return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost.

ASSET ALLOCATION PROGRAM

The Service

Ameritas Investment Corp. ("AIC"), a wholly owned subsidiary of Ameritas Life, has developed several asset allocation models, each based on different profiles of an investor’s willingness to accept investment risk, that are provided exclusively through our Policies as the Asset Allocation Program (the "Program"). AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the fund-specific model recommendations made by Ameritas Investment Partners, Inc. ("AIP"), a registered investment advisor, which, like Ameritas Life, is wholly owned by AHC and ultimately by Ameritas. AIC may change the firm it uses, or, as is currently the case, may use no independent firm when developing the models for the Program.

If you choose to subscribe to the Program, AIC will serve as your investment adviser solely for purposes of development of the Program models and periodic updates of the models.

If you choose to subscribe to the Program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Asset Allocation Program Models

Development of the Program models is a multi-step process. First, we obtain research relating to models from an unaffiliated firm, then an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, AIP determines how available investment options can be used to implement the asset class level allocations. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. AIP may also choose passively managed index investment options to optimize returns for a given risk profile. AIP's philosophy on selecting active investment managers centers on choosing experienced managers that add value over time, using a consistent process, and staying on mandate across market cycles. When selecting investment options, AIP looks for competitive fees, tenured fund management, and total returns that are competitive to their peers. AIP avoids managers holding "off-mandate" exposures, or other significant portfolio concentrations that could lead to sharp performance deviations. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates

Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model when your next automatic quarterly rebalancing occurs. AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Program.

When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.

ALIC Separate Account LLVL	SAI:4	Statement of Additional Information

Risks

Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Program model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

Potential Conflicts of Interest. AIC and AIP may be subject to competing interests that have the potential to influence decision making with regard to the models. In addition to its limited role as investment adviser under the Program, AIC is also compensated by us as principal underwriter for the Policies. Also, Calvert Variable Portfolios, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the Ameritas Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Investment Management, Inc. ("CIM"), an affiliate of ours, and certain of the Calvert Funds are subadvised by AIP, also an affiliate of ours. CIM and AIP are compensated for administrative, advisory and subadvisory services they provide to Calvert Funds. Calvert Fund portfolios may or may not be included in the models. We may receive revenue sharing from other portfolios that are available as investment options or distribution fees. AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or advisory fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. AIP analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection of specific funds and periodic updates regarding portfolios in the models. In developing these recommendations, AIP may consult with unaffiliated third parties to obtain information on asset class-level allocation weightings and impact of the models on insurance reserves. Neither AIC nor we dictate to AIP the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AIP may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CIM and AIP. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

AIC and we are under no obligation to continue the Program, or any asset allocation program, and have the right to terminate or change such services at any time.

LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas Life") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ALIC Separate Account LLVL	SAI:5	Statement of Additional Information

FINANCIAL STATEMENTS

The balance sheets – statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of Ameritas Mutual Holding Company, as of December 31, 2014 and 2013, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2014 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1601 Dodge Street, Suite 3100, Omaha, NE 68102.

Our financial statements will follow this page of this Statement. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

ALIC Separate Account LLVL	SAI:6	Statement of Additional Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVL (the "Account") as of December 31, 2014 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2014, the results of their operations for the period then ended, the changes in their net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touch LLP

Omaha, Nebraska

March 12, 2015

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2014

ASSETS
INVESTMENTS AT FAIR VALUE:

Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
276,331.635 shares at $2.051 per share (cost $559,884)	$566,756
Calvert VP SRI Mid Cap Growth Portfolio (Mid Cap) -
4,501.987 shares at $33.17 per share (cost $136,887)	149,331
Deutsche Investments VIT Funds (Scudder):
Deutsche Equity 500 Index VIP Portfolio, Class A (Equity 500) -
9,049.623 shares at $20.41 per share (cost $124,207)	184,703
Deutsche Small Cap Index VIP Portfolio, Class A (Small Cap) -
64,393.305 shares at $17.32 per share (cost $822,037)	1,115,292
Deutsche Variable Series II (Scudder):
Deutsche Small Mid Cap Value VIP Portfolio, Class A (Mid Value) -
13,983.169 shares at $17.79 per share (cost $181,159)	248,761
Deutsche Global Growth VIP Portfolio, Class A (Global) -
3,469.734 shares at $11.03 per share (cost $33,488)	38,271
Deutsche Variable Series I (Scudder):
Deutsche Capital Growth VIP Portfolio, Class A (Growth) -
1,338.914 shares at $29.95 per share (cost $37,837)	40,100
Fidelity Variable Insurance Products (Fidelity):
Fidelity VIP Contrafund Portfolio, Initial Class (Contrafund IC) -
98,505.263 shares at $37.36 per share (cost $2,717,322)	3,680,157
Fidelity VIP Contrafund Portfolio, Service Class (Contrafund SC) -
23,120.673 shares at $37.23 per share (cost $593,998)	860,783
Fidelity VIP High Income Portfolio, Service Class (High Income SC) -
44,796.371 shares at $5.49 per share (cost $253,051)	245,932
Fidelity VIP Investment Grade Bond Portfolio, Initial Class (Inv. Grade Bond IC) -
38,253.725 shares at $12.79 per share (cost $498,857)	489,265
Fidelity VIP Mid Cap Portfolio, Service Class (Mid Cap SC) -
99,406.550 shares at $37.44 per share (cost $3,093,923)	3,721,781
Fidelity VIP Overseas Portfolio, Initial Class (Overseas IC) -
30,268.191 shares at $18.70 per share (cost $574,481)	566,015
Fidelity VIP Strategic Income Portfolio, Initial Class (Strategic IC) -
88,358.988 shares at $11.12 per share (cost $1,021,573)	982,552
Fidelity VIP Equity-Income Portfolio, Initial Class (Equity Inc. IC) -
8,713.962 shares at $24.27 per share (cost $192,365)	211,488
Fidelity VIP High Income Portfolio, Initial Class (High Income IC) -
93,720.913 shares at $5.52 per share (cost $558,312)	517,339
Fidelity VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
4,282.055 shares at $37.68 per share (cost $144,693)	161,348

The accompanying notes are an integral part of these financial statements.

FS-3

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2014

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

AIM Variable Insurance Funds (AIM):
Invesco V.I. Diversified Dividend Fund Portfolio, Series I (Dividend) -
43,076.205 shares at $23.21 per share (cost $800,308)	$999,799
Invesco V.I. Global Health Care Fund Portfolio, Series I (Health) -
43,643.817 shares at $33.78 per share (cost $1,008,232)	1,474,288
Invesco V.I. Technology Fund Portfolio, Series I (Technology) -
42,922.469 shares at $19.75 per share (cost $692,967)	847,719
Invesco V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
30,739.572 shares at $34.87 per share (cost $1,016,796)	1,071,889
Invesco V.I. American Franchise Fund Portfolio, Series I (Franchise) -
602.459 shares at $54.88 per share (cost $29,704)	33,063
Janus Aspen Series (Janus):
Janus Portfolio, Service Shares (Growth) -
1,796.327 shares at $35.76 per share (cost $34,269)	64,237
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Balanced Portfolio, Class I (Balanced) -
38,152.990 shares at $12.92 per share (cost $409,850)	492,937
Neuberger Berman AMT Growth Portfolio, Class I (Growth) -
45,981.700 shares at $29.47 per share (cost $783,783)	1,355,081
Neuberger Berman AMT Guardian Portfolio, Class I (Guardian) -
828.012 shares at $24.09 per share (cost $17,104)	19,947
Neuberger Berman AMT Short Duration Bond Portfolio, Class I (Bond) -
98,788.417 shares at $10.66 per share (cost $1,090,241)	1,053,085
Neuberger Berman AMT Mid-Cap Growth Portfolio, Class I (Mid-Cap) -
679.715 shares at $24.50 per share (cost $17,185)	16,653
Neuberger Berman AMT Large Cap Value Portfolio, Class I (Partners) -
149,740.247 shares at $16.39 per share (cost $1,931,385)	2,454,243
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
1,399.697 shares at $17.87 per share (cost $21,180)	25,013
Rydex Variable Trust (Rydex):
Rydex Nova Fund Portfolio (Nova) -
4,563.425 shares at $155.94 per share (cost $680,530)	711,620
Rydex NASDAQ-100 Fund Portfolio (NASDAQ) -
47,309.211 shares at $33.70 per share (cost $1,289,844)	1,594,320
Rydex Precious Metals Fund Portfolio (Precious Metals) -
33,518.752 shares at $27.60 per share (cost $1,540,878)	925,118
Rydex Inverse S&P 500 Strategy Fund Portfolio (Inv. S&P 500) -
6,781.240 shares at $16.69 per share (cost $132,057)	113,179

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2014

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Rydex Variable Trust (Rydex), continued:
Rydex Government Long Bond 1.2x Strategy Fund Portfolio (Gov. Long Bond) -
6,956.082 shares at $45.27 per share (cost $300,144)	$314,902
Guggenheim Long Short Equity Fund Portfolio (Sector Rotation) -
1,388.353 shares at $15.08 per share (cost $18,702)	20,936
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
198,687.365 shares at $16.80 per share (cost $3,322,332)	3,337,948
Vanguard Variable Insurance Fund (Vanguard):
Vanguard Money Market Portfolio (Money Market) -
13,933,852.624 shares at $1.00 per share (cost $13,933,853)	13,933,853
Vanguard Equity Index Portfolio (Equity Index) -
543,924.755 shares at $34.44 per share (cost $13,975,887)	18,732,769
Vanguard Total Bond Market Index Portfolio (Total Bond) -
451,671.948 shares at $12.07 per share (cost $5,277,658)	5,451,680
Vanguard REIT Index Portfolio (REIT Index) -
402,259.200 shares at $14.17 per share (cost $4,848,259)	5,700,013
Vanguard Mid-Cap Index Portfolio (Mid-Cap) -
273,436.963 shares at $22.49 per share (cost $4,466,931)	6,149,597
Vanguard Total Stock Market Index Portfolio (Stock Market Index) -
245,627.848 shares at $33.46 per share (cost $6,632,560)	8,218,708
Vanguard Equity Income Portfolio (Equity Income) -
378,291.655 shares at $23.04 per share (cost $6,637,813)	8,715,840
Vanguard Growth Portfolio (Growth) -
399,777.491 shares at $23.24 per share (cost $6,121,477)	9,290,829
Vanguard Balanced Portfolio (Balanced) -
322,960.212 shares at $23.99 per share (cost $6,173,046)	7,747,815
Vanguard High Yield Bond Portfolio (High Yield Bond) -
258,717.452 shares at $8.14 per share (cost $1,960,119)	2,105,960
Vanguard International Portfolio (International) -
518,819.136 shares at $20.63 per share (cost $8,893,136)	10,703,239
Vanguard Diversified Value Portfolio (Diversified) -
202,860.281 shares at $18.65 per share (cost $2,806,074)	3,783,344
Vanguard Small Company Growth Portfolio (Small Company Growth) -
446,677.753 shares at $24.14 per share (cost $8,272,979)	10,782,801
Wells Fargo Advantage Funds - Variable Trust (Wells Fargo):
Wells Fargo Advantage VT Discovery Fund Portfolio, Class 2 (Discovery) -
17,186.943 shares at $30.71 per share (cost $466,358)	527,811

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2014

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Wells Fargo Advantage Funds - Variable Trust (Wells Fargo), contiuned:
Wells Fargo Advantage VT Opportunity Fund Portfolio, Class 2 (Opportunity) -
15,805.338 shares at $28.86 per share (cost $320,577)	$456,142
American Century Investments (American Century):
American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap) -
29,791.210 shares at $19.84 per share (cost $503,234)	591,058
American Century VP International Fund Portfolio, Class I (International) -
4,964.041 shares at $9.98 per share (cost $49,957)	49,541
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Inc.) -
78,852.767 shares at $17.99 per share (cost $1,456,056)	1,418,561
MFS Variable Insurance Trust (MFS):
MFS Utilities Series Portfolio, Initial Class (Utilities IC) -
27,194.165 shares at $33.96 per share (cost $898,379)	923,514
MFS Research International Series Portfolio, Initial Class (Research) -
70,953.309 shares at $13.23 per share (cost $949,238)	938,712
Calvert Variable Products, Inc. (Summit):
Calvert VP Natural Resources Portfolio (Natural) -
17,338.698 shares at $42.98 per share (cost $852,222)	745,217
Calvert VP SRI Large Cap Value Portfolio (Zenith) -
3,858.969 shares at $92.93 per share (cost $254,090)	358,614
Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
3,797.077 shares at $78.33 per share (cost $277,540)	297,425
Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
693.106 shares at $95.73 per share (cost $48,817)	66,351
Calvert VP S&P 500 Index Portfolio (S&P 500) -
5,431.777 shares at $113.07 per share (cost $577,294)	614,171
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
605.003 shares at $75.83 per share (cost $48,108)	45,877
Calvert VP Volatility Managed Moderate Portfolio, Class F (Moderate) -
10,314.262 shares at $16.01 per share (cost $164,475)	165,131
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
0.000 shares at $16.20 per share (cost $0)	-
Calvert VP Volatility Managed Growth Portfolio, Class F (Growth) -
0.000 shares at $16.60 per share (cost $0)	-
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio (Blue Chip) -
119,575.564 shares at $20.72 per share (cost $1,781,770)	2,477,606

The accompanying notes are an integral part of these financial statements.

FS-6

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2014

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

The Universal Institutional Funds, Inc. (Morgan Stanley):
UIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
156,889.396 shares at $13.98 per share (cost $2,216,343)	$2,193,314
PIMCO Variable Insurance Trust (Pimco):
PIMCO CommodityRealReturn Strategy Portfolio, Administrative Class (Commodity) -
60,030.012 shares at $4.86 per share (cost $441,556)	291,746
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
145,776.930 shares at $11.20 per share (cost $1,649,114)	1,632,702
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
260,321.272 shares at $10.58 per share (cost $2,780,147)	2,754,199
DFA Investment Dimensions Group Inc. (DFA):
VA Global Bond Portfolio (Bond) -
6,494.883 shares at $10.71 per share (cost $70,628)	69,560
VA International Small Portfolio (Small) -
4,105.814 shares at $11.06 per share (cost $49,288)	45,410
VA International Value Portfolio (Value) -
10,243.373 shares at $11.73 per share (cost $124,639)	120,155
VA Short-Term Fixed Portfolio (Fixed) -
4,174.977 shares at $10.18 per share (cost $42,638)	42,501
VA U.S. Large Value Portfolio (Large) -
4,428.379 shares at $22.97 per share (cost $98,890)	101,720
VA U.S. Targeted Value Portfolio (Targeted) -
3,340.122 shares at $18.25 per share (cost $62,733)	60,957

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$159,010,294

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Calvert

	Balanced

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$8,688
Mortality and expense risk charge	(3,248)
Net investment income(loss)	5,440

Realized gain(loss) on investments:
Net realized gain distributions	37,980
Net realized gain(loss) on sale of fund shares	17,895
Net realized gain(loss)	55,875

Change in unrealized appreciation/depreciation	(18,710)

Net increase(decrease) in net assets resulting
from operations	$42,605

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$5,440	$1,318
Net realized gain(loss)	55,875	38,387
Net change in unrealized appreciation/depreciation	(18,710)	10,099
Net increase(decrease) in net assets resulting
from operations	42,605	49,804

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	46,316	40,237
Subaccounts transfers (including fixed account), net	123,316	44,434
Transfers for policyowner benefits and terminations	(346)	(5,084)
Policyowner maintenance charges	(7,853)	(6,940)
Net increase(decrease) from policyowner transactions	161,433	72,647

Total increase(decrease) in net assets	204,038	122,451
Net assets at beginning of period	362,718	240,267
Net assets at end of period	$566,756	$362,718

The accompanying notes are an integral part of these financial statements.

FS-8

Calvert		Scudder

Mid Cap		Equity 500		Small Cap

2014		2014		2014

$-		$3,077		$10,943
(1,095)		(994)		(7,584)
(1,095)		2,083		3,359

28,192		5,521		62,322
2,136		774		61,365
30,328		6,295		123,687

(18,942)		12,179		(91,642)

$10,291		$20,557		$35,404

Mid Cap		Equity 500		Small Cap

2014	2013	2014	2013	2014	2013

$(1,095)	$(1,033)	$2,083	$2,699	$3,359	$9,951
30,328	19,110	6,295	21,884	123,687	83,981
(18,942)	16,763	12,179	23,037	(91,642)	252,397

10,291	34,840	20,557	47,620	35,404	346,329

-	-	7,232	7,296	32,939	35,068
(1,512)	(3,506)	-	-	(128,345)	100,693
(340)	(2,409)	-	(73,713)	(25,614)	(103,130)
(6,300)	(6,350)	(1,647)	(1,540)	(73,965)	(64,527)
(8,152)	(12,265)	5,585	(67,957)	(194,985)	(31,896)

2,139	22,575	26,142	(20,337)	(159,581)	314,433
147,192	124,617	158,561	178,898	1,274,873	960,440
$149,331	$147,192	$184,703	$158,561	$1,115,292	$1,274,873

FS-9

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Scudder

	Mid Value

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,891
Mortality and expense risk charge	(2,176)
Net investment income(loss)	715

Realized gain(loss) on investments:
Net realized gain distributions	1,729
Net realized gain(loss) on sale of fund shares	45,624
Net realized gain(loss)	47,353

Change in unrealized appreciation/depreciation	(33,122)

Net increase(decrease) in net assets resulting
from operations	$14,946

	Mid Value

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$715	$4,183
Net realized gain(loss)	47,353	96,999
Net change in unrealized appreciation/depreciation	(33,122)	29,230
Net increase(decrease) in net assets resulting
from operations	14,946	130,412

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	24,707	33,450
Subaccounts transfers (including fixed account), net	(134,504)	(207,102)
Transfers for policyowner benefits and terminations	(3,048)	(6,401)
Policyowner maintenance charges	(16,534)	(20,561)
Net increase(decrease) from policyowner transactions	(129,379)	(200,614)

Total increase(decrease) in net assets	(114,433)	(70,202)
Net assets at beginning of period	363,194	433,396
Net assets at end of period	$248,761	$363,194

The accompanying notes are an integral part of these financial statements.

FS-10

Scudder				Fidelity

Global		Growth		Contrafund IC

2014		2014		2014

$556		$500		$34,182
(392)		(572)		(25,446)
164		(72)		8,736

-		4,567		71,714
2,515		(2,241)		231,142
2,515		2,326		302,856

(2,877)		796		44,114

$(198)		$3,050		$355,706

Global		Growth		Contrafund IC

2014	2013	2014	2013	2014	2013

$164	$76	$(72)	$118	$8,736	$12,243
2,515	1,179	2,326	9,188	302,856	66,346
(2,877)	6,250	796	(1,012)	44,114	703,849

(198)	7,505	3,050	8,294	355,706	782,438

4,238	1,218	4,069	2,143	156,382	182,792
1,313	26,627	12,568	(48,797)	(182,025)	133,885
(16,782)	(4,434)	(56)	(157)	(42,528)	(93,382)
(4,087)	(1,536)	(2,315)	(2,034)	(100,998)	(97,703)
(15,318)	21,875	14,266	(48,845)	(169,169)	125,592

(15,516)	29,380	17,316	(40,551)	186,537	908,030
53,787	24,407	22,784	63,335	3,493,620	2,585,590
$38,271	$53,787	$40,100	$22,784	$3,680,157	$3,493,620

FS-11

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Contrafund SC

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$7,175
Mortality and expense risk charge	(5,016)
Net investment income(loss)	2,159

Realized gain(loss) on investments:
Net realized gain distributions	16,794
Net realized gain(loss) on sale of fund shares	67,996
Net realized gain(loss)	84,790

Change in unrealized appreciation/depreciation	3,296

Net increase(decrease) in net assets resulting
from operations	$90,245

	Contrafund SC

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,159	$2,713
Net realized gain(loss)	84,790	56,824
Net change in unrealized appreciation/depreciation	3,296	179,232
Net increase(decrease) in net assets resulting
from operations	90,245	238,769

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	22,761	74,563
Subaccounts transfers (including fixed account), net	(170,259)	(264,786)
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	(5,868)	(5,483)
Net increase(decrease) from policyowner transactions	(153,366)	(195,706)

Total increase(decrease) in net assets	(63,121)	43,063
Net assets at beginning of period	923,904	880,841
Net assets at end of period	$860,783	$923,904

The accompanying notes are an integral part of these financial statements.

FS-12

Fidelity
High Income		Inv. Grade
SC		Bond IC		Mid Cap SC

2014		2014		2014

$14,425		$10,635		$5,913
(1,484)		(3,361)		(26,788)
12,941		7,274		(20,875)

-		206		84,839
673		(5,302)		56,707
673		(5,096)		141,546

(13,145)		21,929		50,493

$469		$24,107		$171,164

High Income SC		Inv. Grade Bond IC		Mid Cap SC

2014	2013	2014	2013	2014	2013

$12,941	$12,094	$7,274	$8,639	$(20,875)	$(9,418)
673	197	(5,096)	843	141,546	489,300
(13,145)	(1,411)	21,929	(25,534)	50,493	457,719

469	10,880	24,107	(16,052)	171,164	937,601

3,955	10,262	32,514	74,402	132,359	140,611
9,678	30,110	(37,732)	(101,417)	(78,889)	90,441
-	-	(12,217)	(18,986)	(40,033)	(96,171)
(2,372)	(2,132)	(45,748)	(81,604)	(94,542)	(93,831)
11,261	38,240	(63,183)	(127,605)	(81,105)	41,050

11,730	49,120	(39,076)	(143,657)	90,059	978,651
234,202	185,082	528,341	671,998	3,631,722	2,653,071
$245,932	$234,202	$489,265	$528,341	$3,721,781	$3,631,722

FS-13

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Overseas IC

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$8,116
Mortality and expense risk charge	(4,751)
Net investment income(loss)	3,365

Realized gain(loss) on investments:
Net realized gain distributions	225
Net realized gain(loss) on sale of fund shares	43,031
Net realized gain(loss)	43,256

Change in unrealized appreciation/depreciation	(100,925)

Net increase(decrease) in net assets resulting
from operations	$(54,304)

	Overseas IC

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$3,365	$6,313
Net realized gain(loss)	43,256	424
Net change in unrealized appreciation/depreciation	(100,925)	151,030
Net increase(decrease) in net assets resulting
from operations	(54,304)	157,767

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	40,402	51,151
Subaccounts transfers (including fixed account), net	(317,192)	298,223
Transfers for policyowner benefits and terminations	(19,212)	(63,796)
Policyowner maintenance charges	(26,556)	(27,826)
Net increase(decrease) from policyowner transactions	(322,558)	257,752

Total increase(decrease) in net assets	(376,862)	415,519
Net assets at beginning of period	942,877	527,358
Net assets at end of period	$566,015	$942,877

The accompanying notes are an integral part of these financial statements.

FS-14

Fidelity
				High Income
Strategic IC		Equity Inc. IC		IC

2014		2014		2014

$29,646		$5,942		$30,575
(7,823)		(1,373)		(3,006)
21,823		4,569		27,569

11,266		2,782		-
7,736		543		3,418
19,002		3,325		3,418

(1,735)		7,350		(35,661)

$39,090		$15,244		$(4,674)

Strategic IC		Equity Inc. IC		High Income IC

2014	2013	2014	2013	2014	2013

$21,823	$38,088	$4,569	$3,146	$27,569	$21,456
19,002	17,780	3,325	11,071	3,418	2,230
(1,735)	(57,517)	7,350	14,087	(35,661)	(6,380)

39,090	(1,649)	15,244	28,304	(4,674)	17,306

53,121	73,541	7,983	9,077	44,168	32,551
(174,122)	(161,571)	22,020	40,456	92,564	128,179
(23,785)	(26,434)	-	-	(9,902)	(10,954)
(29,362)	(34,017)	(4,503)	(3,498)	(15,676)	(12,881)
(174,148)	(148,481)	25,500	46,035	111,154	136,895

(135,058)	(150,130)	40,744	74,339	106,480	154,201
1,117,610	1,267,740	170,744	96,405	410,859	256,658
$982,552	$1,117,610	$211,488	$170,744	$517,339	$410,859

FS-15

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Mid Cap IC

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$412
Mortality and expense risk charge	(965)
Net investment income(loss)	(553)

Realized gain(loss) on investments:
Net realized gain distributions	3,118
Net realized gain(loss) on sale of fund shares	2,647
Net realized gain(loss)	5,765

Change in unrealized appreciation/depreciation	3,434

Net increase(decrease) in net assets resulting
from operations	$8,646

	Mid Cap IC

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(553)	$(433)
Net realized gain(loss)	5,765	30,752
Net change in unrealized appreciation/depreciation	3,434	14,163
Net increase(decrease) in net assets resulting
from operations	8,646	44,482

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	19,468	22,718
Subaccounts transfers (including fixed account), net	16,114	(26,914)
Transfers for policyowner benefits and terminations	(284)	(59)
Policyowner maintenance charges	(7,466)	(6,340)
Net increase(decrease) from policyowner transactions	27,832	(10,595)

Total increase(decrease) in net assets	36,478	33,887
Net assets at beginning of period	124,870	90,983
Net assets at end of period	$161,348	$124,870

The accompanying notes are an integral part of these financial statements.

FS-16

AIM

Dividend		Health		Technology

2014		2014		2014

$16,131		$-		$-
(6,460)		(9,184)		(5,472)
9,671		(9,184)		(5,472)

-		52,179		68,283
14,717		54,749		12,902
14,717		106,928		81,185

80,855		134,112		1,999

$105,243		$231,856		$77,712

Dividend		Health		Technology

2014	2013	2014	2013	2014	2013

$9,671	$13,139	$(9,184)	$1,156	$(5,472)	$(4,174)
14,717	20,895	106,928	18,210	81,185	80,911
80,855	97,641	134,112	257,186	1,999	55,661

105,243	131,675	231,856	276,552	77,712	132,398

22,919	21,275	41,994	29,626	28,615	28,419
49,655	457,755	20,703	453,488	4,259	125,980
-	(6,147)	(26,381)	(10,928)	(11,884)	(19,609)
(18,909)	(11,259)	(27,613)	(18,340)	(16,241)	(17,509)
53,665	461,624	8,703	453,846	4,749	117,281

158,908	593,299	240,559	730,398	82,461	249,679
840,891	247,592	1,233,729	503,331	765,258	515,579
$999,799	$840,891	$1,474,288	$1,233,729	$847,719	$765,258

FS-17

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Intl. Growth

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$16,124
Mortality and expense risk charge	(6,893)
Net investment income(loss)	9,231

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	66,714
Net realized gain(loss)	66,714

Change in unrealized appreciation/depreciation	(98,721)

Net increase(decrease) in net assets resulting
from operations	$(22,776)

	Intl. Growth

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$9,231	$4,909
Net realized gain(loss)	66,714	97,527
Net change in unrealized appreciation/depreciation	(98,721)	60,248
Net increase(decrease) in net assets resulting
from operations	(22,776)	162,684

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	69,120	73,661
Subaccounts transfers (including fixed account), net	31,667	(25,334)
Transfers for policyowner benefits and terminations	(13,890)	(20,707)
Policyowner maintenance charges	(25,253)	(23,570)
Net increase(decrease) from policyowner transactions	61,644	4,050

Total increase(decrease) in net assets	38,868	166,734
Net assets at beginning of period	1,033,021	866,287
Net assets at end of period	$1,071,889	$1,033,021

The accompanying notes are an integral part of these financial statements.

FS-18

AIM		Janus		Neuberger Berman

Franchise		Growth		Balanced

2014		2014		2014

$13		$231		$-
(441)		(475)		(3,555)
(428)		(244)		(3,555)

-		4,555		40,017
7,663		4,895		11,272
7,663		9,450		51,289

(403)		(2,091)		(31,531)

$6,832		$7,115		$16,203

Franchise		Growth		Balanced

2014	2013	2014	2013	2014	2013

$(428)	$(54)	$(244)	$17	$(3,555)	$(3,493)
7,663	2,610	9,450	13,597	51,289	9,741
(403)	3,822	(2,091)	6,804	(31,531)	70,610

6,832	6,378	7,115	20,418	16,203	76,858

2,917	2,150	-	-	23,837	35,559
(67,023)	65,536	(3,954)	(24,443)	(14,832)	(6,991)
(1,271)	-	(10)	-	(9,919)	(11,479)
(890)	(884)	(6,393)	(6,509)	(28,739)	(35,408)
(66,267)	66,802	(10,357)	(30,952)	(29,653)	(18,319)

(59,435)	73,180	(3,242)	(10,534)	(13,450)	58,539
92,498	19,318	67,479	78,013	506,387	447,848
$33,063	$92,498	$64,237	$67,479	$492,937	$506,387

FS-19

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Growth

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(9,892)
Net investment income(loss)	(9,892)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	52,782
Net realized gain(loss)	52,782

Change in unrealized appreciation/depreciation	34,188

Net increase(decrease) in net assets resulting
from operations	$77,078

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(9,892)	$(9,520)
Net realized gain(loss)	52,782	50,748
Net change in unrealized appreciation/depreciation	34,188	301,127
Net increase(decrease) in net assets resulting
from operations	77,078	342,355

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	39,238	48,220
Subaccounts transfers (including fixed account), net	(64,380)	(42,422)
Transfers for policyowner benefits and terminations	(27,310)	(78,579)
Policyowner maintenance charges	(57,423)	(58,304)
Net increase(decrease) from policyowner transactions	(109,875)	(131,085)

Total increase(decrease) in net assets	(32,797)	211,270
Net assets at beginning of period	1,387,878	1,176,608
Net assets at end of period	$1,355,081	$1,387,878

The accompanying notes are an integral part of these financial statements.

FS-20

Neuberger Berman

Guardian		Bond		Mid-Cap

2014		2014		2014

$87		$18,712		$-
(111)		(7,838)		(98)
(24)		10,874		(98)

3,047		-		6,727
165		(6,729)		694
3,212		(6,729)		7,421

(1,679)		(6,056)		(6,255)

$1,509		$(1,911)		$1,068

Guardian		Bond		Mid-Cap

2014	2013	2014	2013	2014	2013

$(24)	$39	$10,874	$13,413	$(98)	$(91)
3,212	950	(6,729)	(13,725)	7,421	707
(1,679)	3,933	(6,056)	469	(6,255)	3,566

1,509	4,922	(1,911)	157	1,068	4,182

1,098	1,169	59,255	46,816	1,695	1,698
-	(2)	106,253	175,174	-	-
-	-	(297)	(237,168)	-	-
(710)	(602)	(31,732)	(37,379)	(2,935)	(2,573)
388	565	133,479	(52,557)	(1,240)	(875)

1,897	5,487	131,568	(52,400)	(172)	3,307
18,050	12,563	921,517	973,917	16,825	13,518
$19,947	$18,050	$1,053,085	$921,517	$16,653	$16,825

FS-21

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Partners

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$17,617
Mortality and expense risk charge	(17,633)
Net investment income(loss)	(16)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	24,435
Net realized gain(loss)	24,435

Change in unrealized appreciation/depreciation	181,105

Net increase(decrease) in net assets resulting
from operations	$205,524

	Partners

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(16)	$8,774
Net realized gain(loss)	24,435	8,330
Net change in unrealized appreciation/depreciation	181,105	538,479
Net increase(decrease) in net assets resulting
from operations	205,524	555,583

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	96,979	122,627
Subaccounts transfers (including fixed account), net	(9,480)	(62,526)
Transfers for policyowner benefits and terminations	(31,252)	(111,214)
Policyowner maintenance charges	(120,881)	(118,483)
Net increase(decrease) from policyowner transactions	(64,634)	(169,596)

Total increase(decrease) in net assets	140,890	385,987
Net assets at beginning of period	2,313,353	1,927,366
Net assets at end of period	$2,454,243	$2,313,353

The accompanying notes are an integral part of these financial statements.

FS-22

Neuberger Berman		Rydex

Regency		Nova		NASDAQ

2014		2014		2014

$216		$572		$-
(147)		(4,596)		(10,163)
69		(4,024)		(10,163)

573		-		85,710
446		91,112		208,851
1,019		91,112		294,561

1,793		(11,931)		(76,380)

$2,881		$75,157		$208,018

Regency		Nova		NASDAQ

2014	2013	2014	2013	2014	2013

$69	$(5)	$(4,024)	$(2,795)	$(10,163)	$(8,416)
1,019	4,265	91,112	126,534	294,561	46,976
1,793	3,660	(11,931)	38,129	(76,380)	298,978

2,881	7,920	75,157	161,868	208,018	337,538

1,160	812	21,932	19,335	50,840	37,360
9,368	(12,702)	115,507	164,547	25,159	93,873
-	(11)	(21,656)	(2,357)	(47,275)	(2,673)
(1,493)	(1,653)	(45,673)	(32,212)	(48,900)	(45,471)
9,035	(13,554)	70,110	149,313	(20,176)	83,089

11,916	(5,634)	145,267	311,181	187,842	420,627
13,097	18,731	566,353	255,172	1,406,478	985,851
$25,013	$13,097	$711,620	$566,353	$1,594,320	$1,406,478

FS-23

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Rydex
	Precious
	Metals

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,571
Mortality and expense risk charge	(8,328)
Net investment income(loss)	(6,757)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(166,520)
Net realized gain(loss)	(166,520)

Change in unrealized appreciation/depreciation	(24,644)

Net increase(decrease) in net assets resulting
from operations	$(197,921)

	Precious Metals

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(6,757)	$2,904
Net realized gain(loss)	(166,520)	(525,430)
Net change in unrealized appreciation/depreciation	(24,644)	(335,492)
Net increase(decrease) in net assets resulting
from operations	(197,921)	(858,018)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	98,948	109,690
Subaccounts transfers (including fixed account), net	146,938	30,247
Transfers for policyowner benefits and terminations	(24,291)	(31,504)
Policyowner maintenance charges	(54,708)	(58,091)
Net increase(decrease) from policyowner transactions	166,887	50,342

Total increase(decrease) in net assets	(31,034)	(807,676)
Net assets at beginning of period	956,152	1,763,828
Net assets at end of period	$925,118	$956,152

The accompanying notes are an integral part of these financial statements.

FS-24

Rydex
		Gov. Long		Sector
Inv. S&P 500		Bond		Rotation

2014		2014		2014

$-		$1,228		$-
(1,229)		(1,223)		(283)
(1,229)		5		(283)

-		-		-
(33,366)		(2,859)		2,589
(33,366)		(2,859)		2,589

9,412		51,386		(1,367)

$(25,183)		$48,532		$939

Inv. S&P 500		Gov. Long Bond		Sector Rotation

2014	2013	2014	2013	2014	2013

$(1,229)	$(1,857)	$5	$99	$(283)	$(138)
(33,366)	(77,663)	(2,859)	(19,260)	2,589	24
9,412	(390)	51,386	(11,001)	(1,367)	3,538

(25,183)	(79,910)	48,532	(30,162)	939	3,424

18,972	8,968	10,586	7,785	2,014	348
20,038	(148,058)	176,319	(19,326)	6,142	31,650
(21)	(260)	(8,653)	(234)	(23,855)	-
(18,415)	(19,625)	(9,544)	(11,056)	(643)	(314)
20,574	(158,975)	168,708	(22,831)	(16,342)	31,684

(4,609)	(238,885)	217,240	(52,993)	(15,403)	35,108
117,788	356,673	97,662	150,655	36,339	1,231
$113,179	$117,788	$314,902	$97,662	$20,936	$36,339

FS-25

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Third Avenue

	Value

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$95,902
Mortality and expense risk charge	(24,167)
Net investment income(loss)	71,735

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	2,258
Net realized gain(loss)	2,258

Change in unrealized appreciation/depreciation	39,930

Net increase(decrease) in net assets resulting
from operations	$113,923

	Value

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$71,735	$88,305
Net realized gain(loss)	2,258	(83,213)
Net change in unrealized appreciation/depreciation	39,930	567,962
Net increase(decrease) in net assets resulting
from operations	113,923	573,054

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	138,385	173,659
Subaccounts transfers (including fixed account), net	(166,263)	(704,859)
Transfers for policyowner benefits and terminations	(41,936)	(59,213)
Policyowner maintenance charges	(95,067)	(103,596)
Net increase(decrease) from policyowner transactions	(164,881)	(694,009)

Total increase(decrease) in net assets	(50,958)	(120,955)
Net assets at beginning of period	3,388,906	3,509,861
Net assets at end of period	$3,337,948	$3,388,906

The accompanying notes are an integral part of these financial statements.

FS-26

Vanguard

Money Market		Equity Index		Total Bond

2014		2014		2014

$13,402		$354,726		$141,114
(102,964)		(141,173)		(38,889)
(89,562)		213,553		102,225

-		392,436		20,569
-		919,347		28,394
-		1,311,783		48,963

-		784,964		122,648

$(89,562)		$2,310,300		$273,836

Money Market		Equity Index		Total Bond

2014	2013	2014	2013	2014	2013

$(89,562)	$(71,632)	$213,553	$207,374	$102,225	$129,299
-	-	1,311,783	749,263	48,963	128,894
-	-	784,964	4,159,542	122,648	(467,711)

(89,562)	(71,632)	2,310,300	5,116,179	273,836	(209,518)

4,956,275	3,658,484	661,894	710,968	268,249	409,453
(1,994,368)	485,524	(3,573,192)	(1,603,553)	(446,331)	(1,350,671)
(1,529,097)	(642,762)	(334,523)	(795,545)	(96,176)	(179,422)
(566,578)	(529,644)	(592,207)	(629,442)	(202,246)	(226,748)
866,232	2,971,602	(3,838,028)	(2,317,572)	(476,504)	(1,347,388)

776,670	2,899,970	(1,527,728)	2,798,607	(202,668)	(1,556,906)
13,157,183	10,257,213	20,260,497	17,461,890	5,654,348	7,211,254
$13,933,853	$13,157,183	$18,732,769	$20,260,497	$5,451,680	$5,654,348

FS-27

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	REIT Index

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$166,821
Mortality and expense risk charge	(36,854)
Net investment income(loss)	129,967

Realized gain(loss) on investments:
Net realized gain distributions	226,479
Net realized gain(loss) on sale of fund shares	69,766
Net realized gain(loss)	296,245

Change in unrealized appreciation/depreciation	859,152

Net increase(decrease) in net assets resulting
from operations	$1,285,364

	REIT Index

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$129,967	$62,737
Net realized gain(loss)	296,245	183,541
Net change in unrealized appreciation/depreciation	859,152	(157,455)
Net increase(decrease) in net assets resulting
from operations	1,285,364	88,823

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	197,008	283,528
Subaccounts transfers (including fixed account), net	(78,665)	(268,052)
Transfers for policyowner benefits and terminations	(129,368)	(61,733)
Policyowner maintenance charges	(143,970)	(158,602)
Net increase(decrease) from policyowner transactions	(154,995)	(204,859)

Total increase(decrease) in net assets	1,130,369	(116,036)
Net assets at beginning of period	4,569,644	4,685,680
Net assets at end of period	$5,700,013	$4,569,644

The accompanying notes are an integral part of these financial statements.

FS-28

Vanguard
		Stock Market		Equity
Mid-Cap		Index		Income

2014		2014		2014

$52,683		$94,801		$197,717
(40,934)		(54,517)		(61,329)
11,749		40,284		136,388

208,623		376,042		409,685
205,243		175,591		138,206
413,866		551,633		547,891

280,110		204,682		157,347

$705,725		$796,599		$841,626

Mid-Cap		Stock Market Index		Equity Income

2014	2013	2014	2013	2014	2013

$11,749	$14,162	$40,284	$29,045	$136,388	$126,961
413,866	249,137	551,633	221,105	547,891	302,243
280,110	1,044,151	204,682	1,171,111	157,347	1,459,205

705,725	1,307,450	796,599	1,421,261	841,626	1,888,409

268,290	252,145	1,099,492	357,431	288,737	329,130
159,496	502,625	99,398	1,107,239	151,880	(463,754)
(213,792)	(151,758)	(71,062)	(79,281)	(215,484)	(254,972)
(165,395)	(143,332)	(182,527)	(147,833)	(304,382)	(267,254)
48,599	459,680	945,301	1,237,556	(79,249)	(656,850)

754,324	1,767,130	1,741,900	2,658,817	762,377	1,231,559
5,395,273	3,628,143	6,476,808	3,817,991	7,953,463	6,721,904
$6,149,597	$5,395,273	$8,218,708	$6,476,808	$8,715,840	$7,953,463

FS-29

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Growth

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$36,453
Mortality and expense risk charge	(64,255)
Net investment income(loss)	(27,802)

Realized gain(loss) on investments:
Net realized gain distributions	42,934
Net realized gain(loss) on sale of fund shares	203,337
Net realized gain(loss)	246,271

Change in unrealized appreciation/depreciation	840,241

Net increase(decrease) in net assets resulting
from operations	$1,058,710

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(27,802)	$(19,059)
Net realized gain(loss)	246,271	95,824
Net change in unrealized appreciation/depreciation	840,241	2,101,536
Net increase(decrease) in net assets resulting
from operations	1,058,710	2,178,301

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	414,208	514,480
Subaccounts transfers (including fixed account), net	71,121	31,072
Transfers for policyowner benefits and terminations	(352,762)	(371,984)
Policyowner maintenance charges	(342,442)	(334,865)
Net increase(decrease) from policyowner transactions	(209,875)	(161,297)

Total increase(decrease) in net assets	848,835	2,017,004
Net assets at beginning of period	8,441,994	6,424,990
Net assets at end of period	$9,290,829	$8,441,994

The accompanying notes are an integral part of these financial statements.

FS-30

Vanguard
		High Yield
Balanced		Bond		International

2014		2014		2014

$166,026		$105,038		$163,106
(55,300)		(14,993)		(83,240)
110,726		90,045		79,866

387,991		-		-
162,747		16,562		269,927
550,738		16,562		269,927

(15,997)		(38,432)		(1,130,417)

$645,467		$68,175		$(780,624)

Balanced		High Yield Bond		International

2014	2013	2014	2013	2014	2013

$110,726	$107,957	$90,045	$106,997	$79,866	$75,404
550,738	277,857	16,562	96,021	269,927	346,724
(15,997)	740,967	(38,432)	(123,955)	(1,130,417)	1,724,803

645,467	1,126,781	68,175	79,063	(780,624)	2,146,931

329,762	307,595	91,326	98,736	739,950	495,587
129,628	222,030	164,255	(696,340)	(265,525)	(581,255)
(313,860)	(267,108)	(60,262)	(149,121)	(194,919)	(411,227)
(268,015)	(250,688)	(86,683)	(90,426)	(347,768)	(351,205)
(122,485)	11,829	108,636	(837,151)	(68,262)	(848,100)

522,982	1,138,610	176,811	(758,088)	(848,886)	1,298,831
7,224,833	6,086,223	1,929,149	2,687,237	11,552,125	10,253,294
$7,747,815	$7,224,833	$2,105,960	$1,929,149	$10,703,239	$11,552,125

FS-31

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Diversified

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$82,495
Mortality and expense risk charge	(27,041)
Net investment income(loss)	55,454

Realized gain(loss) on investments:
Net realized gain distributions	145,111
Net realized gain(loss) on sale of fund shares	103,840
Net realized gain(loss)	248,951

Change in unrealized appreciation/depreciation	16,271

Net increase(decrease) in net assets resulting
from operations	$320,676

	Diversified

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$55,454	$47,632
Net realized gain(loss)	248,951	128,849
Net change in unrealized appreciation/depreciation	16,271	666,902
Net increase(decrease) in net assets resulting
from operations	320,676	843,383

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	138,655	152,269
Subaccounts transfers (including fixed account), net	(240,646)	184,127
Transfers for policyowner benefits and terminations	(36,605)	(316,648)
Policyowner maintenance charges	(100,770)	(99,033)
Net increase(decrease) from policyowner transactions	(239,366)	(79,285)

Total increase(decrease) in net assets	81,310	764,098
Net assets at beginning of period	3,702,034	2,937,936
Net assets at end of period	$3,783,344	$3,702,034

The accompanying notes are an integral part of these financial statements.

FS-32

Vanguard		Wells Fargo
Small Company
Growth		Discovery		Opportunity

2014		2014		2014

$30,884		$-		$286
(77,724)		(4,076)		(3,392)
(46,840)		(4,076)		(3,106)

1,391,830		70,762		-
243,956		38,713		25,852
1,635,786		109,475		25,852

(1,334,980)		(112,838)		18,006

$253,966		$(7,439)		$40,752

Small Company Growth		Discovery		Opportunity

2014	2013	2014	2013	2014	2013

$(46,840)	$(7,261)	$(4,076)	$(3,202)	$(3,106)	$(2,115)
1,635,786	970,989	109,475	29,622	25,852	6,312
(1,334,980)	2,528,741	(112,838)	123,022	18,006	96,798

253,966	3,492,469	(7,439)	149,442	40,752	100,995

376,141	424,720	17,893	14,928	9,568	41,303
(502,522)	172,079	(133,589)	216,224	(24,762)	(6,109)
(170,459)	(390,568)	(4,703)	(9,669)	(3,678)	(14,422)
(288,418)	(278,729)	(28,275)	(25,393)	(14,451)	(12,981)
(585,258)	(72,498)	(148,674)	196,090	(33,323)	7,791

(331,292)	3,419,971	(156,113)	345,532	7,429	108,786
11,114,093	7,694,122	683,924	338,392	448,713	339,927
$10,782,801	$11,114,093	$527,811	$683,924	$456,142	$448,713

FS-33

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	American Century

	Mid Cap

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,711
Mortality and expense risk charge	(3,601)
Net investment income(loss)	2,110

Realized gain(loss) on investments:
Net realized gain distributions	27,776
Net realized gain(loss) on sale of fund shares	20,537
Net realized gain(loss)	48,313

Change in unrealized appreciation/depreciation	17,089

Net increase(decrease) in net assets resulting
from operations	$67,512

	Mid Cap

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,110	$2,257
Net realized gain(loss)	48,313	22,039
Net change in unrealized appreciation/depreciation	17,089	63,386
Net increase(decrease) in net assets resulting
from operations	67,512	87,682

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	28,803	13,569
Subaccounts transfers (including fixed account), net	51,623	231,350
Transfers for policyowner benefits and terminations	(42,519)	(1,789)
Policyowner maintenance charges	(13,129)	(11,961)
Net increase(decrease) from policyowner transactions	24,778	231,169

Total increase(decrease) in net assets	92,290	318,851
Net assets at beginning of period	498,768	179,917
Net assets at end of period	$591,058	$498,768

The accompanying notes are an integral part of these financial statements.

FS-34

American Century		Franklin Templeton		MFS

International		Global Inc.		Utilities IC

2014		2014		2014

$526		$64,786		$14,414
(348)		(9,485)		(5,789)
178		55,301		8,625

-		-		25,278
2,652		(859)		64,146
2,652		(859)		89,424

(6,356)		(44,595)		(14,334)

$(3,526)		$9,847		$83,715

International		Global Inc.		Utilities IC

2014	2013	2014	2013	2014	2013

$178	$111	$55,301	$43,524	$8,625	$12,380
2,652	5,557	(859)	23,632	89,424	27,905
(6,356)	2,446	(44,595)	(54,335)	(14,334)	30,024

(3,526)	8,114	9,847	12,821	83,715	70,309

6,571	3,121	88,315	62,657	74,126	65,433
(16,222)	37,770	179,830	157,347	271,292	108,289
-	(906)	(39,396)	(47,931)	(49,276)	(11,774)
(3,258)	(3,378)	(38,588)	(38,159)	(24,414)	(22,666)
(12,909)	36,607	190,161	133,914	271,728	139,282

(16,435)	44,721	200,008	146,735	355,443	209,591
65,976	21,255	1,218,553	1,071,818	568,071	358,480
$49,541	$65,976	$1,418,561	$1,218,553	$923,514	$568,071

FS-35

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Research

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$18,265
Mortality and expense risk charge	(7,008)
Net investment income(loss)	11,257

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	15,564
Net realized gain(loss)	15,564

Change in unrealized appreciation/depreciation	(104,584)

Net increase(decrease) in net assets resulting
from operations	$(77,763)

	Research

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$11,257	$12,831
Net realized gain(loss)	15,564	9,791
Net change in unrealized appreciation/depreciation	(104,584)	79,125
Net increase(decrease) in net assets resulting
from operations	(77,763)	101,747

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	76,732	58,187
Subaccounts transfers (including fixed account), net	54,012	618,805
Transfers for policyowner benefits and terminations	(26,667)	(21,751)
Policyowner maintenance charges	(30,601)	(19,460)
Net increase(decrease) from policyowner transactions	73,476	635,781

Total increase(decrease) in net assets	(4,287)	737,528
Net assets at beginning of period	942,999	205,471
Net assets at end of period	$938,712	$942,999

The accompanying notes are an integral part of these financial statements.

FS-36

Summit
				EAFE
Natural		Zenith		Intl.

2014		2014		2014

$771		$5,237		$7,867
(5,156)		(2,797)		(2,261)
(4,385)		2,440		5,606

-		35,577		-
3,244		19,393		6,715
3,244		54,970		6,715

(117,849)		(29,870)		(38,151)

$(118,990)		$27,540		$(25,830)

Natural		Zenith		EAFE Intl.

2014	2013	2014	2013	2014	2013

$(4,385)	$(5,998)	$2,440	$3,278	$5,606	$4,832
3,244	(8,793)	54,970	9,402	6,715	3,869
(117,849)	(1,470)	(29,870)	69,676	(38,151)	43,327

(118,990)	(16,261)	27,540	82,356	(25,830)	52,028

53,171	71,370	19,168	51,015	11,763	10,483
125,549	(144,956)	(39,764)	12,555	13,833	(7,418)
(17,039)	(31,767)	(1,938)	(7,673)	(1,428)	(5,905)
(20,632)	(24,356)	(16,107)	(15,863)	(5,880)	(5,635)
141,049	(129,709)	(38,641)	40,034	18,288	(8,475)

22,059	(145,970)	(11,101)	122,390	(7,542)	43,553
723,158	869,128	369,715	247,325	304,967	261,414
$745,217	$723,158	$358,614	$369,715	$297,425	$304,967

FS-37

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	S&P
	MidCap

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$640
Mortality and expense risk charge	(370)
Net investment income(loss)	270

Realized gain(loss) on investments:
Net realized gain distributions	5,277
Net realized gain(loss) on sale of fund shares	176
Net realized gain(loss)	5,453

Change in unrealized appreciation/depreciation	(590)

Net increase(decrease) in net assets resulting
from operations	$5,133

	S&P MidCap

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$270	$176
Net realized gain(loss)	5,453	1,798
Net change in unrealized appreciation/depreciation	(590)	11,787
Net increase(decrease) in net assets resulting
from operations	5,133	13,761

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	3,091	2,875
Subaccounts transfers (including fixed account), net	-	-
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	(196)	(162)
Net increase(decrease) from policyowner transactions	2,895	2,713

Total increase(decrease) in net assets	8,028	16,474
Net assets at beginning of period	58,323	41,849
Net assets at end of period	$66,351	$58,323

The accompanying notes are an integral part of these financial statements.

FS-38

Summit
S&P		Russell
500		Small Cap		Moderate

2014		2014		2014

$9,572		$256		$1,634
(3,371)		(175)		(559)
6,201		81		1,075

50,719		5,092		1,010
3,932		15		20
54,651		5,107		1,030

(2,309)		(2,231)		655

$58,543		$2,957		$2,760

S&P 500		Russell Small Cap		Moderate

2014	2013	2014	2013	2014	2013

$6,201	$4,896	$81	$-	$1,075	$-
54,651	6,063	5,107	-	1,030	-
(2,309)	39,186	(2,231)	-	655	-

58,543	50,145	2,957	-	2,760	-

25,122	4,002	1,076	-	15,684	-
172,246	316,171	42,351	-	150,019	-
-	-	-	-	(417)	-
(8,216)	(3,842)	(507)	-	(2,915)	-
189,152	316,331	42,920	-	162,371	-

247,695	366,476	45,877	-	165,131	-
366,476	-	-	-	-	-
$614,171	$366,476	$45,877	$-	$165,131	$-

FS-39

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

Summit
Mod.
Growth

2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	-
Net investment income(loss)	-

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$-

Mod. Growth

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$-	$-
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting		-
from operations	-	-

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	-
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	-	-

Total increase(decrease) in net assets	-	-
Net assets at beginning of period	-	-
Net assets at end of period	$-	$-

The accompanying notes are an integral part of these financial statements.

FS-40

Summit		T. Rowe		Morgan Stanley
				Emerging
Growth		Blue Chip		Markets

2014		2014		2014

$-		$-		$8,547
-		(15,919)		(15,241)
-		(15,919)		(6,694)

-		-		-
-		98,252		39,316
-		98,252		39,316

-		93,280		(152,247)

$-		$175,613		$(119,625)

Growth		Blue Chip		Emerging Markets

2014	2013	2014	2013	2014	2013

$-	$-	$(15,919)	$(10,460)	$(6,694)	$14,278
-	-	98,252	153,704	39,316	52,149
-	-	93,280	393,560	(152,247)	(117,705)

-	-	175,613	536,804	(119,625)	(51,278)

-	-	142,305	111,823	172,612	178,595
-	-	150,120	484,370	389,940	(72,947)
-	-	(58,552)	(45,325)	(32,954)	(51,804)
-	-	(70,001)	(43,372)	(49,208)	(47,372)
-	-	163,872	507,496	480,390	6,472

-	-	339,485	1,044,300	360,765	(44,806)
-	-	2,138,121	1,093,821	1,832,549	1,877,355
$-	$-	$2,477,606	$2,138,121	$2,193,314	$1,832,549

FS-41

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Commodity

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,389
Mortality and expense risk charge	(2,796)
Net investment income(loss)	(1,407)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(23,868)
Net realized gain(loss)	(23,868)

Change in unrealized appreciation/depreciation	(43,399)

Net increase(decrease) in net assets resulting
from operations	$(68,674)

	Commodity

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,407)	$4,839
Net realized gain(loss)	(23,868)	(45,375)
Net change in unrealized appreciation/depreciation	(43,399)	(35,542)
Net increase(decrease) in net assets resulting
from operations	(68,674)	(76,078)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	29,213	28,147
Subaccounts transfers (including fixed account), net	(38,344)	(76,289)
Transfers for policyowner benefits and terminations	(3,564)	(10,632)
Policyowner maintenance charges	(5,726)	(7,251)
Net increase(decrease) from policyowner transactions	(18,421)	(66,025)

Total increase(decrease) in net assets	(87,095)	(142,103)
Net assets at beginning of period	378,841	520,944
Net assets at end of period	$291,746	$378,841

The accompanying notes are an integral part of these financial statements.

FS-42

Pimco				DFA
		Low
Total Return		Duration		Bond

2014		2014		2014

$38,901		$19,164		$1,463
(13,097)		(11,558)		(254)
25,804		7,606		1,209

-		-		109
(6,218)		(111)		7
(6,218)		(111)		116

42,761		(25,948)		(819)

$62,347		$(18,453)		$506

Total Return		Low Duration		Bond

2014	2013	2014	2013	2014	2013

$25,804	$32,285	$7,606	$-	$1,209	$(13)
(6,218)	4,251	(111)	-	116	178
42,761	(88,842)	(25,948)	-	(819)	(250)

62,347	(52,306)	(18,453)	-	506	(85)

115,137	158,946	101	-	2,015	877
(320,110)	(254,363)	2,797,539	-	55,703	12,218
(40,764)	(105,838)	-	-	-	-
(60,283)	(115,416)	(24,988)	-	(1,295)	(379)
(306,020)	(316,671)	2,772,652	-	56,423	12,716

(243,673)	(368,977)	2,754,199	-	56,929	12,631
1,876,375	2,245,352	-	-	12,631	-
$1,632,702	$1,876,375	$2,754,199	$-	$69,560	$12,631

FS-43

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Small

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$979
Mortality and expense risk charge	(345)
Net investment income(loss)	634

Realized gain(loss) on investments:
Net realized gain distributions	981
Net realized gain(loss) on sale of fund shares	6,789
Net realized gain(loss)	7,770

Change in unrealized appreciation/depreciation	(4,900)

Net increase(decrease) in net assets resulting
from operations	$3,504

	Small

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$634	$(38)
Net realized gain(loss)	7,770	11,959
Net change in unrealized appreciation/depreciation	(4,900)	1,086
Net increase(decrease) in net assets resulting
from operations	3,504	13,007

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	15,544	3,599
Subaccounts transfers (including fixed account), net	8,832	1,230
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	(3,179)	(2,024)
Net increase(decrease) from policyowner transactions	21,197	2,805

Total increase(decrease) in net assets	24,701	15,812
Net assets at beginning of period	20,709	4,897
Net assets at end of period	$45,410	$20,709

The accompanying notes are an integral part of these financial statements.

FS-44

DFA

Value		Fixed		Large

2014		2014		2014

$4,845		$119		$1,802
(798)		(394)		(817)
4,047		(275)		985

-		36		1,799
1,607		(84)		8,392
1,607		(48)		10,191

(16,366)		(4)		740

$(10,712)		$(327)		$11,916

Value		Fixed		Large

2014	2013	2014	2013	2014	2013

$4,047	$1,218	$(275)	$(81)	$985	$3,028
1,607	13,744	(48)	47	10,191	48,345
(16,366)	11,901	(4)	(117)	740	1,602

(10,712)	26,863	(327)	(151)	11,916	52,975

30,018	14,590	5,144	1,616	15,752	27,823
15,300	13,734	6,996	49,582	12,931	(174,954)
(1,098)	(122)	(21,183)	-	-	-
(8,048)	(6,527)	(1,310)	(624)	(5,043)	(4,888)
36,172	21,675	(10,353)	50,574	23,640	(152,019)

25,460	48,538	(10,680)	50,423	35,556	(99,044)
94,695	46,157	53,181	2,758	66,164	165,208
$120,155	$94,695	$42,501	$53,181	$101,720	$66,164

FS-45

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Targeted

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$564
Mortality and expense risk charge	(1,146)
Net investment income(loss)	(582)

Realized gain(loss) on investments:
Net realized gain distributions	2,980
Net realized gain(loss) on sale of fund shares	2,860
Net realized gain(loss)	5,840

Change in unrealized appreciation/depreciation	(9,803)

Net increase(decrease) in net assets resulting
from operations	$(4,545)

	Targeted

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(582)	$(261)
Net realized gain(loss)	5,840	52,853
Net change in unrealized appreciation/depreciation	(9,803)	7,951
Net increase(decrease) in net assets resulting
from operations	(4,545)	60,543

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	30,301	15,248
Subaccounts transfers (including fixed account), net	(84,716)	52,782
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	(5,934)	(4,780)
Net increase(decrease) from policyowner transactions	(60,349)	63,250

Total increase(decrease) in net assets	(64,894)	123,793
Net assets at beginning of period	125,851	2,058
Net assets at end of period	$60,957	$125,851

The accompanying notes are an integral part of these financial statements.

FS-46

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

NOTES TO FINANCIAL STATEMENTS

FOR THE PERIODS ENDED DECEMBER 31, 2014 AND 2013

1.	ORGANIZATION

Ameritas Life Insurance Corp. Separate Account LLVL (the "Account") began operations during 1995 as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable life products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2014 there are seventy-seven subaccounts available within the Account listed as follows:

Calvert Investment Management, Inc.	Fidelity Management & Research
(Advisor) (See Note 3)	Company, continued
Calvert (Fund Series short cite)	Fidelity, continued
*Balanced (Subaccount short cite)	*Mid Cap SC
*Mid Cap	*Overseas IC
*Strategic IC
Deutsche Investment Management	*Equity Inc. IC
Americas Inc.	*High Income IC
Scudder	*Mid Cap IC
*Equity 500 (formerly DWS Equity 500
Index VIP Portfolio, Class A)	Invesco Advisers, Inc.
*Small Cap (formerly DWS Small Cap	AIM
Index VIP Portfolio, Class A)	*Dividend
*Mid Value (formerly DWS Small Mid Cap	(Commenced April 29, 2011)
Value VIP Portfolio, Class A)	*Health
*Global (formerly DWS Global Growth	*Technology
VIP Portfolio, Class A)	*Intl. Growth
*Growth (formerly DWS Capital Growth	*Franchise
VIP Portfolio, Class A)	(Commenced April 27, 2012)
(Commenced April 29, 2011)
Janus Capital Management LLC
Fidelity Management & Research	Janus
Company	*Growth
Fidelity
*Contrafund IC
*Contrafund SC
*High Income SC
*Inv. Grade Bond IC

FS-47

1.	ORGANIZATION, continued

Neuberger Berman Management LLC	Wellington Management Company, LLP
Neuberger Berman	Vanguard
*Balanced	*Balanced
*Growth	*High Yield Bond
*Guardian
*Bond	Schroder Investment Management North
*Mid-Cap	America, Inc., Baillie Gifford
*Partners	Overseas Ltd. and M & G Investment
*Regency	Management Limited
Vanguard
Guggenheim Investments	*International
Rydex
*Nova	Barrow, Hanley, Mewhinney &
*NASDAQ	Strauss, LLC
*Precious Metals	Vanguard
*Inv. S&P 500	*Diversified
*Gov. Long Bond
*Sector Rotation	The Vangaurd Group. Inc. and
(Commenced May 24, 2010)	Granahan Investment Management, Inc.
Vanguard
Third Avenue Management LLC	*Small Company Growth
Third Avenue
*Value	Wells Fargo Funds Management, LLC
Wells Fargo
The Vanguard Group. Inc.	*Discovery
Vanguard	*Opportunity
*Money Market
*Equity Index	American Century Investment
*Total Bond	Management, Inc.
*REIT Index	American Century
*Mid-Cap	*Mid Cap
*Stock Market Index	*International

The Vanguard Group. Inc. and	Franklin Advisers, Inc.
Wellington Management Company, LLP	Franklin Templeton
Vanguard	*Global Inc. (formerly Templeton Global Bond
*Equity Income	Securities Fund Portfolio, Class 2)

Wellington Management Company, LLP,	Massachusetts Financial Services
Delaware Investments Fund Advisers and	Company
William Blair & Company, L.L.C.	MFS
Vanguard	*Utilities IC
*Growth	*Research

FS-48

1.	ORGANIZATION, continued

Calvert Investment Management, Inc.	Pacific Investment Management
(See Note 3)	Company LLC
Summit	Pimco
*Natural	*Commodity
*Zenith	*Total Return
*EAFE Intl.	*Low Duration
(Commenced April 30, 2010)	(Commenced June 5, 2014)
*S&P MidCap
(Commenced April 30, 2010)	Dimensional Fund Advisors LP
*S&P 500	DFA
(Commenced April 30, 2013)	*Bond
*Russell Small Cap	(Commenced February 8, 2013)
(Commenced April, 30 2014)	*Small
*Moderate	(Commenced March 7, 2011)
(Commenced May 1, 2014)	*Value
*Mod. Growth (A)	(Commenced March 7, 2011)
*Growth (A)	*Fixed
(Commenced May 2, 2011)
T. Rowe Price Associates, Inc.	*Large
T. Rowe	(Commenced August 2, 2012)
*Blue Chip	*Targeted
(Commenced February 21, 2012)
Morgan Stanley Investment
Management Inc.
Morgan Stanley
*Emerging Markets

(A) These subaccounts have no activity since inception.

Note: The above chart references the fund series and subaccount short cites from the Statement of Net Assets.

FS-49

2.	BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable life separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners’ units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

FS-50

3.	RELATED PARTIES

Affiliates of the Company provided management, administrative and investment advisory services for the Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2014 and 2013, as follows:

	Investment Advisory Fee	Management/ Administrative Fee
Calvert:
Balanced	0.00410	0.00275
Mid Cap	0.00650	0.00250
Summit:
Natural	0.00550	0.00100
Zenith	0.00640	0.00100
EAFE Intl.	0.00560	0.00100
S&P MidCap	0.00300	0.00100
S&P 500	0.00250	0.00100
Russell Small Cap	0.00350	0.00100 (A)
Moderate	0.00420	0.00100 (A)
Mod. Growth	0.00420	0.00100 (A)
Growth	0.00420	0.00100 (A)

(A)	New subaccount in 2014.

FS-51

4.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2014 were as follows:

	Purchases	Sales
Calvert:
Balanced	$435,211	$230,358
Mid Cap	28,188	9,243

Scudder:
Equity 500	15,778	2,588
Small Cap	119,642	248,946
Mid Value	41,796	168,732
Global	4,000	19,153
Growth	310,881	292,120

Fidelity:
Contrafund IC	777,866	866,585
Contrafund SC	88,137	222,550
High Income SC	39,949	15,747
Inv. Grade Bond IC	394,841	450,544
Mid Cap SC	469,204	486,345
Overseas IC	272,605	591,572
Strategic IC	388,434	529,493
Equity Inc. IC	38,905	6,053
High Income IC	678,177	539,454
Mid Cap IC	56,248	25,851

AIM:
Dividend	155,775	92,439
Health	225,391	173,694
Technology	131,016	63,455
Intl. Growth	791,758	720,883
Franchise	23,501	90,197

Janus:
Growth	4,770	10,817

Neuberger Berman:
Balanced	60,452	53,643
Growth	17,943	137,709
Guardian	4,142	731
Bond	399,788	255,435
Mid-Cap	8,420	3,030
Partners	73,289	137,940
Regency	12,811	3,134

FS-52

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Rydex:
Nova	$2,940,035	$2,873,948
NASDAQ	1,032,591	977,220
Precious Metals	599,308	439,179
Inv. S&P 500	291,743	272,399
Gov. Long Bond	204,457	35,745
Sector Rotation	9,760	26,384

Third Avenue:
Value	326,537	419,682

Vanguard:
Money Market	14,840,668	14,063,998
Equity Index	1,241,214	4,473,254
Total Bond	1,446,174	1,799,884
REIT Index	1,219,544	1,018,093
Mid-Cap	1,099,368	830,398
Stock Market Index	2,453,974	1,092,347
Equity Income	1,127,772	660,947
Growth	504,065	698,808
Balanced	1,195,800	819,569
High Yield Bond	409,158	210,477
International	1,223,178	1,211,574
Diversified	383,724	422,525
Small Company Growth	1,996,111	1,236,379

Wells Fargo:
Discovery	126,734	208,722
Opportunity	63,064	99,493

American Century:
Mid Cap	239,866	185,202
International	23,587	36,318

Franklin Templeton:
Global Inc.	448,102	202,640

MFS:
Utilities IC	1,018,748	713,118
Research	335,142	250,408

Summit:
Natural	220,376	83,712
Zenith	51,135	51,759
EAFE Intl.	80,134	56,239
S&P MidCap	8,983	541
S&P 500	278,408	32,336
Russell Small Cap	48,697	604

FS-53

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Summit, continued:
Moderate	$169,078	$4,622
Mod. Growth	-	-
Growth	-	-

T. Rowe:
Blue Chip	530,665	382,713

Morgan Stanley:
Emerging Markets	1,121,995	648,299

Pimco:
Commodity	74,097	93,925
Total Return	272,927	553,143
Low Duration	2,815,876	35,618

DFA:
Bond	60,259	2,518
Small	146,827	124,014
Value	58,110	17,891
Fixed	13,171	23,762
Large	161,238	134,814
Targeted	410,874	468,826

FS-54

5.	FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2014, these fees range between .30 percent and .75 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $10 per policy monthly, depending on the product selected. On all life insurance policies, cost of insurance is charged to each policyowner monthly through the redemption of units. The cost of insurance is determined based upon several variables, including policyowners death benefit amount and account value.

Total Return – The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-55

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Calvert:
Balanced
2014	2.65	3.39	190,853	566,756	1.94	0.70	0.75	8.78	8.84
2013	2.44	3.12	127,019	362,718	1.15	0.70	0.75	17.12	17.18
2012	2.08	2.66	98,321	240,267	1.26	0.70	0.75	9.68	9.74
2011	1.89	2.43	82,022	186,562	1.48	0.70	0.75	3.84	3.85
2010	1.82	2.34	63,695	144,312	1.74	0.70	0.75	11.26	11.32

Mid Cap
2014	59.00	59.00	2,531	149,331	-	0.75	0.75	7.28	7.28
2013	54.99	54.99	2,677	147,192	-	0.75	0.75	28.94	28.94
2012	42.65	42.65	2,922	124,617	-	0.75	0.75	15.88	15.88
2011	36.81	36.81	3,655	134,537	-	0.75	0.75	1.57	1.57
2010	36.24	36.24	4,034	146,171	-	0.75	0.75	30.49	30.49

Scudder:
Equity 500
2014	20.40	25.01	7,625	184,703	1.83	0.30	0.60	5.31	12.71
2013	22.19	22.19	7,146	158,561	2.26	0.60	0.60	31.14	31.14
2012	16.92	16.92	10,573	178,898	1.72	0.60	0.60	15.00	15.00
2011	14.71	14.71	10,369	152,554	1.69	0.60	0.60	1.23	1.23
2010	14.53	14.53	9,897	143,844	1.99	0.60	0.60	14.02	14.02

Small Cap
2014	28.64	29.07	38,657	1,115,292	0.97	0.60	0.75	3.96	4.12
2013	27.55	27.92	45,990	1,274,873	1.58	0.60	0.75	37.61	37.81
2012	20.02	20.26	47,669	960,440	0.90	0.60	0.75	15.38	15.55
2011	17.35	17.53	42,568	742,250	0.92	0.60	0.75	(5.12)	(4.98)
2010	18.29	18.45	49,775	913,911	0.91	0.60	0.75	25.45	25.64

Mid Value
2014	18.36	18.57	13,504	248,761	0.96	0.60	0.75	4.74	4.90
2013	17.53	17.70	20,659	363,194	1.62	0.60	0.75	34.23	34.43
2012	13.06	13.17	33,063	433,396	1.22	0.60	0.75	12.91	13.08
2011	11.57	11.65	42,440	492,166	1.01	0.60	0.75	(6.78)	(6.64)
2010	12.41	12.47	33,951	422,160	1.48	0.60	0.75	22.15	22.33

Global
2014	11.30	11.36	3,375	38,271	1.01	0.70	0.75	(0.63)	(0.58)
2013	11.37	11.42	4,714	53,787	0.92	0.70	0.75	21.17	21.23
2012	9.38	9.42	2,597	24,407	2.76	0.70	0.75	8.24	17.71
2011	7.97	8.00	2,499	19,921	1.00	0.70	0.75	(15.02)	(4.82)
2010	9.38	9.41	12,122	114,020	0.46	0.70	0.75	3.93	12.81

FS-56

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.	Expenses as a
	Unit			Assets	Income	% of Average		Total
	Value ($)		Units	($)	Ratio %	Net Assets		Return %
	Min	Max				Min	Max	Min	Max
Scudder, continued:
Growth
2014	31.91	31.97	1,257	40,100	0.64	0.70	0.75	12.13	12.18
2013	28.41	28.46	801	22,784	1.22	0.60	0.75	0.88	33.64
2012	21.29	21.31	2,974	63,335	0.79	0.70	0.75	15.18	15.24
2011	18.49	18.49	913	16,872	-	0.70	0.75	(11.42)	(11.39)
2010	-	-	-	-	-	-	-	-	-

Fidelity:
Contrafund IC
2014	39.72	58.07	65,833	3,680,157	1.00	0.70	0.75	11.11	11.16
2013	35.73	52.27	70,856	3,493,620	1.16	0.70	0.75	30.31	30.37
2012	27.40	40.11	66,366	2,585,590	1.30	0.70	0.75	15.54	15.60
2011	23.71	34.71	79,528	2,643,167	1.01	0.70	0.75	(3.25)	(3.20)
2010	24.49	35.88	83,163	2,904,683	1.26	0.70	0.75	16.34	16.40

Contrafund SC
2014	59.18	59.18	14,544	860,783	0.86	0.60	0.60	11.15	11.15
2013	53.25	53.25	17,351	923,904	0.90	0.60	0.60	30.36	30.36
2012	40.85	40.85	21,565	880,841	1.36	0.60	0.60	15.61	15.61
2011	35.33	35.33	29,372	1,037,725	1.02	0.60	0.60	(3.22)	(3.22)
2010	36.50	36.50	26,700	974,651	1.14	0.60	0.60	16.41	16.41

High Income SC
2014	15.40	15.40	15,965	245,932	5.81	0.60	0.60	0.47	0.47
2013	15.33	15.33	15,276	234,202	6.59	0.60	0.60	5.24	5.24
2012	14.57	14.57	12,705	185,082	5.62	0.60	0.60	13.51	13.51
2011	12.83	12.83	17,254	221,435	7.04	0.60	0.60	3.31	3.31
2010	12.42	12.42	16,146	200,587	7.59	0.60	0.60	13.11	13.11

Inv. Grade Bond IC
2014	15.34	24.15	28,258	489,265	2.18	0.60	0.75	5.04	5.20
2013	14.60	22.96	30,690	528,341	2.12	0.60	0.75	(2.51)	(2.36)
2012	14.98	23.52	38,921	671,998	2.22	0.60	0.75	5.11	5.26
2011	14.25	22.34	50,567	818,284	3.47	0.60	0.75	6.54	6.70
2010	13.38	20.94	27,990	467,237	3.87	0.60	0.75	3.62	7.16

Mid Cap SC
2014	68.17	69.45	54,463	3,721,781	0.16	0.60	0.75	5.41	5.56
2013	64.67	65.79	56,034	3,631,722	0.43	0.60	0.75	35.05	35.25
2012	47.89	48.64	55,340	2,653,071	0.52	0.60	0.75	13.89	14.06
2011	42.05	42.64	63,520	2,678,009	0.14	0.60	0.75	(11.38)	(11.25)
2010	47.45	48.05	73,429	3,490,143	0.27	0.60	0.75	27.74	27.94

FS-57

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.	Expenses as a
	Unit			Assets	Income	% of Average		Total
	Value ($)		Units	($)	Ratio %	Net Assets		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Overseas IC
2014	25.63	26.04	22,551	566,015	1.23	0.60	0.75	(8.76)	(8.63)
2013	28.09	28.50	33,930	942,877	1.78	0.60	0.75	29.47	29.66
2012	21.70	21.98	24,632	527,358	2.07	0.60	0.75	19.84	20.02
2011	18.11	18.31	27,510	492,742	1.36	0.60	0.75	(17.78)	(17.66)
2010	22.02	22.24	28,896	632,515	1.39	0.60	0.75	12.27	12.44

Strategic IC
2014	14.78	15.48	64,319	982,552	2.63	0.60	0.75	2.83	2.98
2013	14.35	15.05	75,419	1,117,610	4.13	0.60	0.75	(0.46)	(0.31)
2012	14.40	15.12	84,777	1,267,740	4.29	0.60	0.75	9.67	9.84
2011	13.11	13.79	47,552	653,600	5.08	0.60	0.75	3.89	4.04
2010	12.60	13.27	28,482	377,280	4.91	0.60	0.75	8.82	8.98

Equity Inc. IC
2014	32.49	32.49	6,509	211,488	3.02	0.70	0.70	7.96	7.96
2013	30.10	30.10	5,673	170,744	3.31	0.70	0.70	27.26	27.26
2012	23.65	23.65	4,076	96,405	3.18	0.70	0.70	16.49	16.49
2011	20.30	20.30	11,328	229,995	5.22	0.70	0.70	0.27	0.27
2010	20.25	20.25	5,953	120,543	4.70	0.70	0.70	14.35	14.35

High Income IC
2014	7.91	8.97	60,998	517,339	7.36	0.70	0.75	0.40	0.45
2013	7.88	8.93	48,462	410,859	8.40	0.70	0.75	5.16	5.21
2012	7.49	8.49	33,693	256,658	5.77	0.70	0.75	13.37	13.43
2011	6.61	7.49	16,072	108,666	16.29	0.70	0.75	3.26	3.31
2010	6.40	7.25	9,361	60,548	4.14	0.70	0.75	12.98	13.03

Mid Cap IC
2014	47.62	47.62	3,388	161,348	0.30	0.70	0.70	5.55	5.55
2013	45.12	45.12	2,768	124,870	0.39	0.70	0.70	35.28	35.28
2012	33.35	33.35	2,728	90,983	0.43	0.70	0.70	14.03	14.03
2011	29.25	29.25	2,180	63,772	0.22	0.70	0.70	(11.23)	(11.23)
2010	32.95	32.95	2,913	95,986	0.53	0.70	0.70	27.94	27.94

AIM:
Dividend
2014	23.98	24.11	41,610	999,799	1.72	0.60	0.75	11.99	12.15
2013	21.41	21.50	39,211	840,891	2.98	0.60	0.75	30.06	30.25
2012	16.46	16.50	15,030	247,592	2.15	0.60	0.75	17.84	18.02
2011	13.97	13.98	13,678	191,109	-	0.60	0.75	(8.16)	(8.06)
2010	-	-	-	-	-	-	-	-	-

FS-58

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.	Expenses as a
	Unit			Assets	Income	% of Average		Total
	Value ($)		Units	($)	Ratio %	Net Assets		Return %
	Min	Max				Min	Max	Min	Max
AIM, continued:
Health
2014	44.21	45.36	33,004	1,474,288	-	0.60	0.75	18.78	18.95
2013	37.22	38.13	32,822	1,233,729	0.82	0.60	0.75	39.49	39.70
2012	26.68	27.30	18,672	503,331	-	0.60	0.75	19.99	20.17
2011	22.24	22.71	16,620	372,820	-	0.60	0.75	3.18	3.33
2010	21.55	21.98	13,368	289,381	-	0.60	0.75	4.51	4.67

Technology
2014	21.18	21.94	39,458	847,719	-	0.60	0.75	10.22	10.39
2013	19.22	19.87	39,281	765,258	-	0.60	0.75	24.21	24.40
2012	15.47	15.98	33,108	515,579	-	0.60	0.75	10.45	10.61
2011	14.01	14.44	40,741	576,176	0.17	0.60	0.75	(5.76)	(5.62)
2010	14.87	15.30	45,623	687,285	-	0.60	0.75	20.40	20.58

Intl. Growth
2014	37.10	37.46	28,839	1,071,889	1.60	0.60	0.75	(0.42)	(0.27)
2013	37.20	37.62	27,736	1,033,021	1.19	0.60	0.75	18.13	18.30
2012	31.45	31.84	27,420	866,287	1.53	0.60	0.75	14.67	14.84
2011	27.38	27.77	25,517	701,975	1.24	0.60	0.75	(7.43)	(7.30)
2010	29.54	30.00	17,439	516,659	2.40	0.60	0.75	12.02	12.19

Franchise
2014	54.04	54.74	612	33,063	0.02	0.60	0.75	7.63	8.14
2013	50.21	50.62	1,829	92,498	0.45	0.60	0.75	0.87	39.09
2012	36.10	36.10	535	19,318	-	0.75	0.75	(2.99)	(2.99)
2011	-	-	-	-	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-

Janus:
Growth
2014	38.31	38.31	1,677	64,237	0.36	0.75	0.75	12.15	12.15
2013	34.16	34.16	1,975	67,479	0.77	0.75	0.75	29.37	29.37
2012	26.40	26.40	2,954	78,013	0.55	0.75	0.75	17.70	17.70
2011	22.43	22.43	3,271	73,384	0.58	0.75	0.75	(6.06)	(6.06)
2010	23.88	23.88	3,989	95,256	1.11	0.75	0.75	13.66	13.66

FS-59

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.	Expenses as a
	Unit			Assets	Income	% of Average		Total
	Value ($)		Units	($)	Ratio %	Net Assets		Return %
	Min	Max				Min	Max	Min	Max
Neuberger Berman:
Balanced
2014	23.89	42.03	12,438	492,937	-	0.60	0.75	3.41	3.56
2013	23.07	40.65	13,163	506,387	-	0.60	0.75	17.60	17.78
2012	19.58	34.56	13,623	447,848	-	0.60	0.75	8.52	8.69
2011	18.02	31.85	28,310	674,569	0.31	0.60	0.75	(1.36)	(1.22)
2010	18.24	32.29	27,752	680,718	1.02	0.60	0.75	17.94	18.12

Growth
2014	86.38	86.38	15,687	1,355,081	-	0.75	0.75	6.10	6.10
2013	81.42	81.42	17,046	1,387,878	-	0.75	0.75	30.87	30.87
2012	62.21	62.21	18,912	1,176,608	-	0.75	0.75	11.76	11.76
2011	55.67	55.67	21,593	1,202,063	-	0.75	0.75	(0.96)	(0.96)
2010	56.21	56.21	24,207	1,360,561	-	0.75	0.75	30.36	30.36

Guardian
2014	34.22	34.22	583	19,947	0.47	0.60	0.60	8.38	8.38
2013	31.57	31.57	572	18,050	0.85	0.60	0.60	37.99	37.99
2012	22.88	22.88	549	12,563	0.30	0.60	0.60	12.05	12.05
2011	20.42	20.42	521	10,631	0.64	0.60	0.60	(3.51)	(3.51)
2010	21.16	21.16	116	2,449	0.22	0.60	0.60	18.33	18.33

Bond
2014	16.36	23.11	46,167	1,053,085	1.77	0.60	0.75	(0.14)	0.01
2013	16.35	23.15	40,439	921,517	2.24	0.60	0.75	(0.13)	0.01
2012	16.35	23.18	42,146	973,917	3.18	0.60	0.75	3.82	3.96
2011	15.73	22.32	45,190	985,427	4.34	0.60	0.75	(0.46)	(0.31)
2010	15.78	22.43	30,401	658,722	7.06	0.60	0.75	4.50	4.65

Mid-Cap
2014	40.31	40.31	413	16,653	-	0.60	0.60	6.94	6.94
2013	37.69	37.69	446	16,825	-	0.60	0.60	31.82	31.82
2012	28.59	28.59	473	13,518	-	0.60	0.60	11.75	11.75
2011	25.59	25.59	491	12,557	-	0.60	0.60	(0.13)	(0.13)
2010	25.62	25.62	496	12,717	-	0.60	0.60	28.33	28.33

Partners
2014	48.35	48.35	50,760	2,454,243	0.75	0.75	0.75	9.03	9.03
2013	44.34	44.34	52,168	2,313,353	1.16	0.75	0.75	30.16	30.16
2012	34.07	34.07	56,572	1,927,366	0.41	0.75	0.75	15.73	15.73
2011	29.44	29.44	77,020	2,267,426	-	0.75	0.75	(11.99)	(11.99)
2010	33.45	33.45	87,417	2,924,188	0.67	0.75	0.75	14.80	14.80

FS-60

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.	Expenses as a
	Unit			Assets	Income	% of Average		Total
	Value ($)		Units	($)	Ratio %	Net Assets		Return %
	Min	Max				Min	Max	Min	Max
Neuberger Berman, continued:
Regency
2014	26.11	26.11	958	25,013	1.10	0.75	0.75	12.99	12.99
2013	23.10	23.10	567	13,097	0.73	0.75	0.75	36.03	36.03
2012	16.99	16.99	1,103	18,731	0.62	0.75	0.75	14.66	14.66
2011	14.81	14.81	1,121	16,611	0.48	0.75	0.75	(7.19)	(7.19)
2010	15.96	15.96	1,458	23,277	0.31	0.75	0.75	25.24	25.24

Rydex:
Nova
2014	21.60	153.66	32,724	711,620	0.09	0.60	0.75	17.60	17.70
2013	18.35	130.67	30,661	566,353	0.13	0.60	0.75	40.85	47.88
2012	12.41	12.41	20,567	255,172	-	0.75	0.75	21.33	21.33
2011	10.23	10.23	30,011	306,880	0.06	0.75	0.75	(1.77)	(1.77)
2010	10.41	73.22	43,842	456,398	0.20	0.60	0.75	13.97	19.07

NASDAQ
2014	33.97	33.98	46,919	1,594,320	-	0.60	0.75	16.57	16.75
2013	29.10	29.15	48,255	1,406,478	-	0.60	0.75	33.62	33.82
2012	21.74	21.82	45,203	985,851	-	0.60	0.75	15.90	16.07
2011	18.73	18.82	61,398	1,155,367	-	0.60	0.75	1.40	1.56
2010	18.45	18.56	63,238	1,173,527	-	0.60	0.75	17.60	17.78

Precious Metals
2014	5.51	5.65	165,700	925,118	0.14	0.60	0.75	(17.96)	(17.84)
2013	6.72	6.88	140,909	956,152	0.96	0.60	0.75	(46.50)	(46.42)
2012	12.55	12.84	138,795	1,763,828	-	0.60	0.75	(4.82)	(4.67)
2011	13.19	13.47	123,289	1,634,374	0.07	0.60	0.75	(24.73)	(24.61)
2010	17.52	17.87	129,228	2,273,233	-	0.60	0.75	37.05	37.25

Inv. S&P 500
2014	1.95	16.69	57,934	113,179	-	0.60	0.75	(15.09)	(3.33)
2013	2.10	2.30	51,195	117,788	-	0.60	0.75	(27.06)	(26.59)
2012	2.87	3.15	113,083	356,673	-	0.60	0.75	(17.60)	(17.43)
2011	3.47	3.83	132,017	505,293	-	0.60	0.75	(9.72)	(9.67)
2010	3.84	4.24	64,833	274,734	-	0.60	0.75	(17.58)	(17.45)

Gov. Long Bond
2014	27.59	27.98	11,294	314,902	0.72	0.60	0.75	33.67	33.86
2013	20.61	20.94	4,671	97,662	0.81	0.60	0.75	(18.86)	(18.74)
2012	25.36	25.80	5,846	150,655	0.73	0.60	0.75	2.25	2.41
2011	24.77	25.23	6,498	163,778	1.86	0.60	0.75	40.46	40.67
2010	17.61	17.97	6,585	118,158	2.11	0.60	0.75	9.32	9.49

FS-61

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.	Expenses as a
	Unit			Assets	Income	% of Average		Total
	Value ($)		Units	($)	Ratio %	Net Assets		Return %
	Min	Max				Min	Max	Min	Max
Rydex, continued:
Sector Rotation
2014	14.47	14.47	1,447	20,936	-	0.70	0.70	2.08	2.08
2013	14.18	14.18	2,564	36,339	-	0.70	0.70	16.64	16.64
2012	12.15	12.15	101	1,231	-	0.70	0.70	3.70	3.70
2011	11.72	11.72	84	985	-	0.70	0.70	(7.21)	(7.21)
2010	12.63	12.63	74	934	-	0.70	0.70	14.11	14.11

Third Avenue:
Value
2014	34.98	35.71	99,318	3,337,948	2.90	0.60	0.75	3.60	3.76
2013	33.76	34.41	106,248	3,388,906	3.27	0.60	0.75	18.08	18.26
2012	28.59	29.10	129,996	3,509,861	0.88	0.60	0.75	26.38	26.57
2011	22.62	22.99	128,551	2,847,093	1.70	0.60	0.75	(21.89)	(21.78)
2010	28.96	29.39	155,759	4,395,351	4.03	0.60	0.75	13.22	13.39

Vanguard:
Money Market
2014	1.00	1.47	10,753,494	13,933,853	0.09	0.30	0.75	(0.65)	(0.04)
2013	1.17	1.48	10,048,527	13,157,183	0.10	0.60	0.75	(0.64)	(0.49)
2012	1.18	1.49	7,105,978	10,257,213	0.14	0.60	0.75	(0.60)	(0.45)
2011	1.18	1.50	8,333,667	11,900,840	0.16	0.60	0.75	(0.58)	(0.43)
2010	1.19	1.51	6,846,817	10,035,209	0.23	0.60	0.75	(0.51)	(0.36)

Equity Index
2014	34.43	66.19	287,711	18,732,769	1.85	0.30	0.75	1.19	12.66
2013	56.22	58.75	346,953	20,260,497	1.83	0.60	0.75	31.20	31.39
2012	42.79	44.78	391,947	17,461,890	1.89	0.60	0.75	14.99	15.16
2011	37.15	38.94	405,381	15,714,817	1.67	0.60	0.75	1.18	1.33
2010	36.66	38.49	423,078	16,225,054	2.07	0.60	0.75	14.06	14.23

Total Bond
2014	19.27	25.15	246,381	5,451,680	2.62	0.60	0.75	5.10	5.26
2013	18.31	23.93	260,306	5,654,348	2.81	0.60	0.75	(3.02)	(2.87)
2012	18.85	24.67	313,801	7,211,254	2.65	0.60	0.75	3.25	3.40
2011	18.23	23.90	285,916	6,536,877	3.26	0.60	0.75	6.84	7.01
2010	17.04	22.37	313,166	6,700,571	3.48	0.60	0.75	5.71	5.86

FS-62

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.	Expenses as a
	Unit			Assets	Income	% of Average		Total
	Value ($)		Units	($)	Ratio %	Net Assets		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
REIT Index
2014	47.78	48.82	133,033	5,700,013	3.30	0.60	0.75	29.14	29.33
2013	37.00	37.75	137,389	4,569,644	2.01	0.60	0.75	1.57	1.72
2012	36.43	37.11	139,892	4,685,680	1.92	0.60	0.75	16.58	16.76
2011	31.24	31.78	104,340	3,137,584	1.72	0.60	0.75	7.63	7.79
2010	29.03	29.49	102,333	2,915,115	2.76	0.60	0.75	27.30	27.49

Mid-Cap
2014	40.31	41.14	155,048	6,149,597	0.92	0.60	0.75	12.75	12.92
2013	35.75	36.44	153,422	5,395,273	1.03	0.60	0.75	33.92	34.12
2012	26.69	27.17	138,335	3,628,143	1.14	0.60	0.75	14.95	15.12
2011	23.22	23.60	145,955	3,338,271	1.03	0.60	0.75	(2.76)	(2.62)
2010	23.88	24.23	152,058	3,620,240	0.87	0.60	0.75	24.44	24.62

Stock Market Index
2014	55.16	55.99	155,461	8,218,708	1.28	0.60	0.75	11.46	11.63
2013	49.49	50.16	132,820	6,476,808	1.31	0.60	0.75	32.29	32.49
2012	37.41	37.86	103,693	3,817,991	1.58	0.60	0.75	15.46	15.63
2011	32.40	32.74	105,609	3,394,558	1.31	0.60	0.75	0.08	0.23
2010	32.38	32.67	97,461	3,137,035	1.80	0.60	0.75	16.24	16.41

Equity Income
2014	48.86	58.51	153,748	8,715,840	2.37	0.60	0.75	10.58	10.74
2013	44.12	52.91	155,176	7,953,463	2.40	0.60	0.75	29.08	29.27
2012	34.13	40.99	171,021	6,721,904	2.42	0.60	0.75	12.55	12.72
2011	30.28	36.42	174,241	6,041,106	2.32	0.60	0.75	9.45	9.61
2010	27.62	33.28	171,239	5,483,891	2.89	0.60	0.75	13.86	14.03

Growth
2014	23.23	35.50	270,992	9,290,829	0.42	0.30	0.75	1.22	12.94
2013	21.63	31.43	274,714	8,441,994	0.48	0.60	0.75	34.28	34.48
2012	16.08	23.41	280,351	6,424,990	0.45	0.60	0.75	17.54	17.72
2011	13.66	19.92	325,600	6,361,720	0.64	0.60	0.75	(1.56)	(1.43)
2010	13.86	20.23	341,176	6,795,346	0.73	0.60	0.75	10.98	11.15

Balanced
2014	29.86	62.57	128,616	7,747,815	2.24	0.70	0.75	9.02	9.08
2013	27.37	57.39	127,917	7,224,833	2.40	0.70	0.75	18.99	19.05
2012	22.99	48.23	127,447	6,086,223	2.91	0.70	0.75	11.72	11.77
2011	20.57	43.17	129,526	5,558,470	2.61	0.70	0.75	2.93	2.98
2010	19.97	41.94	127,186	5,310,747	2.99	0.70	0.75	10.19	10.24

FS-63

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.	Expenses as a
	Unit			Assets	Income	% of Average		Total
	Value ($)		Units	($)	Ratio %	Net Assets		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
High Yield Bond
2014	17.70	25.50	89,288	2,105,960	5.17	0.60	0.75	3.63	3.78
2013	17.05	24.61	84,577	1,929,149	5.73	0.60	0.75	3.57	3.72
2012	16.44	23.76	133,628	2,687,237	5.30	0.60	0.75	13.44	13.61
2011	14.47	20.95	109,765	2,079,606	7.29	0.60	0.75	6.14	6.30
2010	13.61	19.74	105,307	1,976,527	6.49	0.60	0.75	11.27	11.44

International
2014	28.88	33.89	332,109	10,703,239	1.44	0.60	0.75	(6.75)	(6.62)
2013	30.93	36.34	326,760	11,552,125	1.45	0.60	0.75	22.34	22.52
2012	25.24	29.71	354,919	10,253,294	2.08	0.60	0.75	19.24	19.42
2011	21.14	24.91	389,247	9,497,171	1.59	0.60	0.75	(14.17)	(14.05)
2010	24.59	29.03	406,254	11,547,736	1.61	0.60	0.75	14.86	15.03

Diversified
2014	26.46	27.06	143,843	3,783,344	2.22	0.60	0.75	9.01	9.18
2013	24.28	24.78	153,389	3,702,034	2.12	0.60	0.75	28.43	28.62
2012	18.90	19.27	156,512	2,937,936	2.30	0.60	0.75	15.63	15.80
2011	16.35	16.64	160,304	2,607,988	2.10	0.60	0.75	3.25	3.30
2010	15.83	16.11	182,123	2,873,952	2.48	0.60	0.75	8.52	8.68

Small Company Growth
2014	44.53	60.22	189,977	10,782,801	0.29	0.60	0.75	2.61	2.76
2013	43.34	58.69	200,176	11,114,093	0.66	0.60	0.75	45.45	45.67
2012	29.75	40.35	199,220	7,694,122	0.23	0.60	0.75	13.79	13.96
2011	26.10	35.46	197,897	6,694,318	0.19	0.60	0.75	0.61	0.76
2010	25.91	35.24	218,382	7,347,307	0.34	0.60	0.75	30.81	31.00

Wells Fargo:
Discovery
2014	33.76	35.82	15,496	527,811	-	0.60	0.75	(0.39)	(0.24)
2013	33.89	35.90	20,012	683,924	0.01	0.60	0.75	42.73	42.95
2012	23.75	25.12	14,231	338,392	-	0.60	0.75	9.52	16.85
2011	20.32	20.71	12,624	256,912	-	0.60	0.75	(0.32)	(0.18)
2010	20.39	20.75	21,329	435,212	-	0.60	0.75	34.53	34.73

FS-64

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.	Expenses as a
	Unit			Assets	Income	% of Average		Total
	Value ($)		Units	($)	Ratio %	Net Assets		Return %
	Min	Max				Min	Max	Min	Max
Wells Fargo, continued:
Opportunity
2014	47.59	54.93	8,496	456,142	0.06	0.60	0.75	9.60	9.77
2013	43.35	50.12	9,144	448,713	0.19	0.60	0.75	29.70	29.90
2012	33.37	38.64	8,985	339,927	0.10	0.60	0.75	14.66	14.83
2011	29.06	33.70	8,619	284,291	0.13	0.60	0.75	(6.22)	(6.08)
2010	30.95	35.94	10,960	387,484	0.76	0.60	0.75	22.83	23.02

American Century:
Mid Cap
2014	24.18	25.28	23,482	591,058	1.16	0.60	0.75	15.56	15.73
2013	20.89	21.88	22,868	498,768	1.33	0.60	0.75	29.15	29.34
2012	16.15	16.94	10,651	179,917	2.07	0.60	0.75	15.46	15.63
2011	13.97	14.67	9,759	142,754	1.04	0.60	0.75	(3.23)	(1.24)
2010	14.86	14.93	9,715	144,422	2.86	0.60	0.75	18.37	18.55

International
2014	10.56	10.56	4,693	49,541	1.13	0.75	0.75	(6.21)	(6.21)
2013	11.26	11.26	5,861	65,976	1.03	0.75	0.75	21.50	21.50
2012	9.26	9.26	2,294	21,255	0.98	0.75	0.75	20.25	20.25
2011	7.70	7.70	3,430	26,425	1.84	0.75	0.75	(12.70)	(12.70)
2010	8.56	8.82	8,548	75,430	2.48	0.60	0.75	2.79	12.45

Franklin Templeton:
Global Inc.
2014	26.37	27.08	52,953	1,418,561	4.86	0.60	0.75	1.07	1.23
2013	26.05	26.80	45,919	1,218,553	4.38	0.60	0.75	0.87	1.02
2012	25.79	26.56	40,899	1,071,818	5.90	0.60	0.75	14.20	14.38
2011	22.55	23.26	36,951	852,003	5.08	0.60	0.75	(1.62)	(1.46)
2010	22.88	23.64	25,465	597,880	1.38	0.60	0.75	13.59	13.77

MFS:
Utilities IC
2014	43.32	43.89	21,222	923,514	1.76	0.60	0.75	11.89	12.06
2013	38.71	39.17	14,622	568,071	2.95	0.60	0.75	19.62	19.80
2012	32.36	32.69	11,033	358,480	10.83	0.60	0.75	12.63	12.80
2011	28.73	28.98	7,553	217,411	2.34	0.60	0.75	5.99	6.15
2010	27.11	27.30	8,575	233,058	2.55	0.60	0.75	12.96	13.13

FS-65

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.	Expenses as a
	Unit			Assets	Income	% of Average		Total
	Value ($)		Units	($)	Ratio %	Net Assets		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Research
2014	14.08	14.14	66,417	938,712	1.81	0.60	0.75	(7.57)	(7.43)
2013	15.21	15.29	61,749	942,999	3.12	0.60	0.75	18.06	18.24
2012	12.86	12.95	15,891	205,471	1.97	0.60	0.75	15.82	16.00
2011	11.09	11.18	17,820	198,918	1.22	0.60	0.75	(11.54)	(11.42)
2010	12.52	12.64	26,497	334,361	1.78	0.60	0.75	9.98	10.15

Summit:
Natural
2014	42.74	43.36	17,348	745,217	0.10	0.60	0.75	(16.25)	(16.13)
2013	51.04	51.70	14,102	723,158	-	0.60	0.75	(0.03)	0.12
2012	51.05	51.64	16,977	869,128	0.02	0.60	0.75	4.11	4.27
2011	49.04	49.52	18,247	896,092	0.31	0.60	0.75	(10.80)	(10.67)
2010	54.97	55.44	16,514	908,869	0.48	0.60	0.75	16.34	16.52

Zenith
2014	110.52	110.53	3,245	358,614	1.40	0.60	0.75	8.00	8.07
2013	102.27	102.34	3,615	369,715	1.80	0.60	0.75	31.31	31.39
2012	77.84	77.94	3,177	247,325	1.88	0.60	0.75	16.10	16.17
2011	67.00	67.13	3,187	213,543	2.05	0.60	0.75	(2.45)	(2.41)
2010	68.66	68.82	3,477	238,739	1.32	0.60	0.75	10.77	10.84

EAFE Intl.
2014	84.51	85.41	3,500	297,425	2.35	0.60	0.75	(7.13)	(6.99)
2013	91.00	91.83	3,335	304,967	2.36	0.60	0.75	19.84	20.02
2012	75.93	76.51	3,429	261,414	2.47	0.60	0.75	16.44	16.62
2011	65.21	65.61	2,218	144,647	2.71	0.60	0.75	(13.36)	(13.05)
2010	75.27	75.46	1,651	124,284	1.30	0.60	0.75	7.75	8.01

S&P MidCap
2014	111.44	111.44	595	66,351	1.03	0.60	0.60	8.61	8.61
2013	102.61	102.61	568	58,323	0.95	0.60	0.60	32.03	32.03
2012	77.72	77.72	538	41,849	1.02	0.60	0.60	16.60	16.60
2011	66.65	66.65	496	33,092	0.72	0.60	0.60	(2.82)	(2.82)
2010	68.59	68.59	2,699	185,141	0.77	0.60	0.60	10.53	10.53

S&P 500
2014	127.71	128.03	4,806	614,171	2.01	0.60	0.75	12.37	12.54
2013	113.65	113.77	3,224	366,476	2.17	0.60	0.75	16.54	16.66
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-

FS-66

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.	Expenses as a
	Unit			Assets	Income	% of Average		Total
	Value ($)		Units	($)	Ratio %	Net Assets		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
Russell Small Cap
2014	85.41	85.41	537	45,877	0.59	0.60	0.60	6.91	6.91
2013	-	-	-	-	-	-	-	-	-
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-

Moderate
2014	16.19	16.22	10,193	165,131	1.34	0.60	0.75	1.26	3.84
2013	-	-	-	-	-	-	-	-	-
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-

Mod. Growth
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-

Growth
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-

T. Rowe:
Blue Chip
2014	19.79	20.00	124,779	2,477,606	-	0.60	0.75	8.36	8.52
2013	18.26	18.43	116,715	2,138,121	0.04	0.60	0.75	40.10	40.31
2012	13.03	13.13	83,752	1,093,821	0.15	0.60	0.75	17.38	17.55
2011	11.10	11.17	75,852	843,660	-	0.60	0.75	0.81	0.91
2010	11.01	11.07	76,514	843,920	-	0.60	0.75	15.52	15.70

FS-67

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.	Expenses as a
	Unit			Assets	Income	% of Average		Total
	Value ($)		Units	($)	Ratio %	Net Assets		Return %
	Min	Max				Min	Max	Min	Max
Morgan Stanley:
Emerging Markets
2014	18.78	18.99	129,320	2,193,314	0.39	0.60	0.75	(5.20)	(5.06)
2013	19.81	20.00	99,469	1,832,549	1.38	0.60	0.75	(1.76)	(1.62)
2012	20.16	20.33	98,534	1,877,355	-	0.60	0.75	19.05	19.23
2011	16.94	17.05	115,039	1,877,587	0.40	0.60	0.75	(18.82)	(18.70)
2010	20.86	20.97	115,130	2,383,084	0.56	0.60	0.75	18.14	18.31

Pimco:
Commodity
2014	7.97	7.99	36,391	291,746	0.36	0.60	0.75	(19.03)	(18.91)
2013	9.84	9.85	38,286	378,841	1.80	0.60	0.75	(15.34)	(15.21)
2012	11.62	11.63	44,643	520,944	2.76	0.60	0.75	4.60	4.76
2011	11.09	11.11	48,741	543,198	14.06	0.60	0.75	(8.25)	(8.11)
2010	12.07	12.11	37,666	456,226	15.32	0.60	0.75	23.60	23.78

Total Return
2014	13.85	13.87	117,842	1,632,702	2.17	0.60	0.75	3.50	3.66
2013	13.38	13.38	140,159	1,876,375	2.16	0.60	0.75	(2.69)	(2.55)
2012	13.73	13.75	163,278	2,245,352	2.57	0.60	0.75	8.78	8.94
2011	12.61	12.64	133,547	1,687,412	2.64	0.60	0.75	2.83	2.99
2010	12.24	12.30	112,427	1,380,919	2.41	0.60	0.75	7.30	7.46

Low Duration
2014	10.61	10.61	259,604	2,754,199	0.71	0.75	0.75	(0.76)	(0.76)
2013	-	-	-	-	-	-	-	-	-
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-

DFA:
Bond
2014	11.73	11.73	5,930	69,560	3.98	0.70	0.70	2.17	2.17
2013	11.48	11.48	1,100	12,631	0.51	0.70	0.70	(0.70)	(0.70)
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-

FS-68

5.	FINANCIAL HIGHLIGHTS, continued

At December 31				For the Periods Ended December 31
			Net	Inv.	Expenses as a
Unit			Assets	Income	% of Average		Total
Value ($)		Units	($)	Ratio %	Net Assets		Return %
Min	Max				Min	Max	Min	Max

DFA, continued:
Small
2014	13.35	13.35	3,401	45,410	1.98	0.70	0.70	(6.43)	(6.43)
2013	14.27	14.27	1,451	20,709	0.63	0.70	0.70	26.19	26.19
2012	11.31	11.31	433	4,897	0.83	0.70	0.70	18.58	18.58
2011	9.54	9.54	2,276	21,704	5.54	0.70	0.70	(18.62)	(18.62)
2010	-	-	-	-	-	-	-	-	-

Value
2014	13.11	13.11	9,166	120,155	4.23	0.70	0.70	(7.80)	(7.80)
2013	14.22	14.22	6,660	94,695	1.53	0.70	0.70	20.81	20.81
2012	11.77	11.77	3,922	46,157	3.73	0.70	0.70	16.17	16.17
2011	10.13	10.13	2,816	28,529	6.62	0.70	0.70	(22.41)	(22.41)
2010	-	-	-	-	-	-	-	-	-

Fixed
2014	10.08	10.08	4,216	42,501	0.21	0.70	0.70	(0.55)	(0.55)
2013	10.14	10.14	5,246	53,181	0.44	0.70	0.70	(0.44)	(0.44)
2012	10.18	10.18	271	2,758	0.04	0.70	0.70	0.21	0.21
2011	10.17	10.17	174	1,767	0.51	0.70	0.70	(0.33)	(0.33)
2010	-	-	-	-	-	-	-	-	-

Large
2014	26.55	26.55	3,831	101,720	1.53	0.70	0.70	8.33	8.33
2013	24.51	24.51	2,699	66,164	2.69	0.70	0.70	39.84	39.84
2012	17.53	17.53	9,425	165,208	0.01	0.70	0.70	12.19	12.19
2011	-	-	-	-	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-

Targeted
2014	19.49	19.49	3,128	60,957	0.34	0.70	0.70	2.99	2.99
2013	18.93	18.93	6,650	125,851	0.54	0.70	0.70	43.62	43.62
2012	13.18	13.18	156	2,058	0.35	0.70	0.70	10.36	10.36
2011	-	-	-	-	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-

FS-69

6.	CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2014	2013
Calvert:
Balanced
Units issued	242,426	174,558
Units redeemed	(178,592)	(145,860)
Net increase(decrease)	63,834	28,698

Mid Cap
Units issued	-	-
Units redeemed	(146)	(245)
Net increase(decrease)	(146)	(245)

Scudder:
Equity 500
Units issued	1,614	364
Units redeemed	(1,135)	(3,791)
Net increase(decrease)	479	(3,427)

Small Cap
Units issued	16,097	14,231
Units redeemed	(23,430)	(15,910)
Net increase(decrease)	(7,333)	(1,679)

Mid Value
Units issued	22,014	59,937
Units redeemed	(29,169)	(72,341)
Net increase(decrease)	(7,155)	(12,404)

Global
Units issued	1,825	3,323
Units redeemed	(3,164)	(1,206)
Net increase(decrease)	(1,339)	2,117

Growth
Units issued	10,678	3,518
Units redeemed	(10,222)	(5,691)
Net increase(decrease)	456	(2,173)

Fidelity:
Contrafund IC
Units issued	35,879	50,196
Units redeemed	(40,902)	(45,706)
Net increase(decrease)	(5,023)	4,490

FS-70

6.	CHANGES IN UNITS OUTSTANDING, continued

	2014	2013
Fidelity, continued:
Contrafund SC
Units issued	7,813	11,105
Units redeemed	(10,620)	(15,319)
Net increase(decrease)	(2,807)	(4,214)

High Income SC
Units issued	13,634	19,066
Units redeemed	(12,945)	(16,495)
Net increase(decrease)	689	2,571

Inv. Grade Bond IC
Units issued	81,705	85,465
Units redeemed	(84,137)	(93,696)
Net increase(decrease)	(2,432)	(8,231)

Mid Cap SC
Units issued	35,673	44,223
Units redeemed	(37,244)	(43,529)
Net increase(decrease)	(1,571)	694

Overseas IC
Units issued	23,017	23,643
Units redeemed	(34,396)	(14,345)
Net increase(decrease)	(11,379)	9,298

Strategic IC
Units issued	89,084	114,825
Units redeemed	(100,184)	(124,183)
Net increase(decrease)	(11,100)	(9,358)

Equity Inc. IC
Units issued	1,478	1,962
Units redeemed	(642)	(365)
Net increase(decrease)	836	1,597

High Income IC
Units issued	191,970	117,884
Units redeemed	(179,434)	(103,115)
Net increase(decrease)	12,536	14,769

FS-71

6.	CHANGES IN UNITS OUTSTANDING, continued

	2014	2013
Fidelity, continued:
Mid Cap IC
Units issued	3,341	5,588
Units redeemed	(2,721)	(5,548)
Net increase(decrease)	620	40

AIM:
Dividend
Units issued	12,246	43,923
Units redeemed	(9,847)	(19,742)
Net increase(decrease)	2,399	24,181

Health
Units issued	6,480	19,196
Units redeemed	(6,298)	(5,046)
Net increase(decrease)	182	14,150

Technology
Units issued	6,704	15,156
Units redeemed	(6,527)	(8,983)
Net increase(decrease)	177	6,173

Intl. Growth
Units issued	71,072	69,145
Units redeemed	(69,969)	(68,829)
Net increase(decrease)	1,103	316

Franchise
Units issued	547	2,015
Units redeemed	(1,764)	(721)
Net increase(decrease)	(1,217)	1,294

Growth
Units issued	1	-
Units redeemed	(299)	(979)
Net increase(decrease)	(298)	(979)

Neuberger Berman:
Balanced
Units issued	5,785	7,609
Units redeemed	(6,510)	(8,069)
Net increase(decrease)	(725)	(460)

FS-72

6.	CHANGES IN UNITS OUTSTANDING, continued

	2014	2013
Neuberger Berman, continued:
Growth
Units issued	1,618	2,268
Units redeemed	(2,977)	(4,134)
Net increase(decrease)	(1,359)	(1,866)

Guardian
Units issued	33	45
Units redeemed	(22)	(22)
Net increase(decrease)	11	23

Bond
Units issued	24,895	39,166
Units redeemed	(19,167)	(40,873)
Net increase(decrease)	5,728	(1,707)

Mid-Cap
Units issued	44	51
Units redeemed	(77)	(78)
Net increase(decrease)	(33)	(27)

Partners
Units issued	13,771	17,386
Units redeemed	(15,179)	(21,790)
Net increase(decrease)	(1,408)	(4,404)

Regency
Units issued	833	2,990
Units redeemed	(442)	(3,526)
Net increase(decrease)	391	(536)

Rydex:
Nova
Units issued	161,651	165,311
Units redeemed	(159,588)	(155,217)
Net increase(decrease)	2,063	10,094

NASDAQ
Units issued	38,969	20,225
Units redeemed	(40,305)	(17,173)
Net increase(decrease)	(1,336)	3,052

FS-73

6.	CHANGES IN UNITS OUTSTANDING, continued

	2014	2013
Rydex, continued:
Precious Metals
Units issued	200,170	203,923
Units redeemed	(175,379)	(201,809)
Net increase(decrease)	24,791	2,114

Inv. S&P 500
Units issued	138,903	145,419
Units redeemed	(132,164)	(207,307)
Net increase(decrease)	6,739	(61,888)

Gov. Long Bond
Units issued	10,067	6,582
Units redeemed	(3,444)	(7,757)
Net increase(decrease)	6,623	(1,175)

Sector Rotation
Units issued	1,240	2,487
Units redeemed	(2,357)	(24)
Net increase(decrease)	(1,117)	2,463

Third Avenue:
Value
Units issued	75,470	81,923
Units redeemed	(82,400)	(105,671)
Net increase(decrease)	(6,930)	(23,748)

Vanguard:
Money Market
Units issued	18,993,678	11,150,350
Units redeemed	(18,288,711)	(8,207,801)
Net increase(decrease)	704,967	2,942,549

Equity Index
Units issued	119,527	114,357
Units redeemed	(178,769)	(159,351)
Net increase(decrease)	(59,242)	(44,994)

Total Bond
Units issued	246,053	188,210
Units redeemed	(259,978)	(241,705)
Net increase(decrease)	(13,925)	(53,495)

FS-74

6.	CHANGES IN UNITS OUTSTANDING, continued

	2014	2013
Vanguard, continued:
REIT Index
Units issued	172,498	160,237
Units redeemed	(176,854)	(162,740)
Net increase(decrease)	(4,356)	(2,503)

Mid-Cap
Units issued	98,743	110,649
Units redeemed	(97,117)	(95,562)
Net increase(decrease)	1,626	15,087

Stock Market Index
Units issued	123,079	129,994
Units redeemed	(100,438)	(100,867)
Net increase(decrease)	22,641	29,127

Equity Income
Units issued	46,722	70,790
Units redeemed	(48,150)	(86,635)
Net increase(decrease)	(1,428)	(15,845)

Growth
Units issued	77,838	77,850
Units redeemed	(81,560)	(83,487)
Net increase(decrease)	(3,722)	(5,637)

Balanced
Units issued	40,842	37,096
Units redeemed	(40,143)	(36,626)
Net increase(decrease)	699	470

High Yield Bond
Units issued	56,860	60,245
Units redeemed	(52,149)	(109,296)
Net increase(decrease)	4,711	(49,051)

International
Units issued	223,000	252,359
Units redeemed	(217,651)	(280,518)
Net increase(decrease)	5,349	(28,159)

FS-75

6.	CHANGES IN UNITS OUTSTANDING, continued

	2014	2013
Vanguard, continued:
Diversified
Units issued	132,183	165,111
Units redeemed	(141,729)	(168,234)
Net increase(decrease)	(9,546)	(3,123)

Small Company Growth
Units issued	104,732	133,537
Units redeemed	(114,931)	(132,581)
Net increase(decrease)	(10,199)	956

Wells Fargo:
Discovery
Units issued	10,806	19,949
Units redeemed	(15,322)	(14,168)
Net increase(decrease)	(4,516)	5,781

Opportunity
Units issued	7,007	4,460
Units redeemed	(7,655)	(4,301)
Net increase(decrease)	(648)	159

American Century:
Mid Cap
Units issued	19,179	25,605
Units redeemed	(18,565)	(13,388)
Net increase(decrease)	614	12,217

International
Units issued	5,407	14,183
Units redeemed	(6,575)	(10,616)
Net increase(decrease)	(1,168)	3,567

Franklin Templeton:
Global Inc.
Units issued	38,648	36,558
Units redeemed	(31,614)	(31,538)
Net increase(decrease)	7,034	5,020

MFS:
Utilities IC
Units issued	34,233	21,371
Units redeemed	(27,633)	(17,782)
Net increase(decrease)	6,600	3,589

FS-76

6.	CHANGES IN UNITS OUTSTANDING, continued

	2014	2013
MFS, continued:
Research
Units issued	225,591	139,792
Units redeemed	(220,923)	(93,934)
Net increase(decrease)	4,668	45,858

Summit:
Natural
Units issued	36,093	33,755
Units redeemed	(32,847)	(36,630)
Net increase(decrease)	3,246	(2,875)

Zenith
Units issued	624	1,390
Units redeemed	(994)	(952)
Net increase(decrease)	(370)	438

EAFE Intl.
Units issued	4,709	368
Units redeemed	(4,544)	(462)
Net increase(decrease)	165	(94)

S&P MidCap
Units issued	29	32
Units redeemed	(2)	(2)
Net increase(decrease)	27	30

S&P 500
Units issued	5,648	5,204
Units redeemed	(4,066)	(1,980)
Net increase(decrease)	1,582	3,224

Russell Small Cap
Units issued	543	-
Units redeemed	(6)	-
Net increase(decrease)	537	-

Moderate
Units issued	23,346	-
Units redeemed	(13,153)	-
Net increase(decrease)	10,193	-

FS-77

6.	CHANGES IN UNITS OUTSTANDING, continued

	2014	2013
Summit, continued:
Mod. Growth
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Growth
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

T. Rowe:
Blue Chip
Units issued	140,644	196,864
Units redeemed	(132,580)	(163,901)
Net increase(decrease)	8,064	32,963

Morgan Stanley:
Emerging Markets
Units issued	295,277	192,758
Units redeemed	(265,426)	(191,823)
Net increase(decrease)	29,851	935

Pimco:
Commodity
Units issued	63,654	60,029
Units redeemed	(65,549)	(66,386)
Net increase(decrease)	(1,895)	(6,357)

Total Return
Units issued	153,054	228,972
Units redeemed	(175,371)	(252,091)
Net increase(decrease)	(22,317)	(23,119)

Low Duration
Units issued	262,263	-
Units redeemed	(2,659)	-
Net increase(decrease)	259,604	-

DFA:
Bond
Units issued	5,098	1,133
Units redeemed	(268)	(33)
Net increase(decrease)	4,830	1,100

FS-78

6.	CHANGES IN UNITS OUTSTANDING, continued

	2014	2013
DFA, continued:
Small
Units issued	15,426	17,401
Units redeemed	(13,476)	(16,383)
Net increase(decrease)	1,950	1,018

Value
Units issued	28,553	43,626
Units redeemed	(26,047)	(40,888)
Net increase(decrease)	2,506	2,738

Fixed
Units issued	7,449	5,701
Units redeemed	(8,479)	(726)
Net increase(decrease)	(1,030)	4,975

Large
Units issued	9,979	25,375
Units redeemed	(8,847)	(32,101)
Net increase(decrease)	1,132	(6,726)

Targeted
Units issued	48,603	38,924
Units redeemed	(52,125)	(32,430)
Net increase(decrease)	3,522	6,494

FS-79

INDEPENDENT AUDITORS' REPORT

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

We have audited the accompanying statutory basis financial statements of Ameritas Life Insurance Corp. (the "Company"), a wholly-owned subsidiary of Ameritas Holding Company, which is a wholly-owned subsidiary of Ameritas Mutual Holding Company, which comprise the balance sheets – statutory basis as of December 31, 2014 and 2013, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2014 and the related notes to the statutory basis financial statements.

Management’s Responsibility for the Statutory Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory basis financial statements, the statutory basis financial statements are prepared by Ameritas Life Insurance Corp. using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska.

The effects on the statutory basis financial statements of the variances between the statutory basis of accounting described in Note 1 to the statutory basis financial statements and accounting principles generally accepted in the United States of America are described in Note 20 to the statutory basis financial statements.

1

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2014 and 2013, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2014.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Ameritas Life Insurance Corp. as of December 31, 2014 and 2013, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2014 in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska as described in Note 1 to the statutory basis financial statements.

Emphasis of Matter

As discussed in Note 2 of the statutory basis financial statements, effective July 1, 2014, Acacia Life Insurance Company, a stock life insurance company domiciled in the District of Columbia, and The Union Central Life Insurance Company, a stock life insurance company domiciled in the State of Nebraska, were merged into the Company under a statutory merger. Both companies were wholly-owned subsidiaries of the Company prior to the merger. The Company remains as the surviving entity. The transaction was approved by the Department of Insurance, Securities and Banking of the District of Columbia and the Insurance Department of the State of Nebraska. Pursuant to the requirements of SSAP No. 68, Business Combinations and Goodwill, the previously reported December 31, 2013 and 2012 amounts have been restated to reflect the balances as if the merger had occurred January 1, 2012. Our opinion is not modified with respect to this matter.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 25, 2015

2

AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
		2013
		As Merged,
ADMITTED ASSETS	2014	See Note 2
Bonds	$6,970,047	$6,538,206
Preferred stocks	1,815	3,723
Common stocks	569,575	534,344
Mortgage loans	1,402,651	1,378,231
Real estate:
Properties occupied by the company	39,937	30,948
Properties held for the production of income	23,918	27,274
Properties held for sale	8,993	9,654
Cash, cash equivalents, and short-term investments	158,315	176,618
Loans on insurance contracts	339,893	315,211
Other investments	224,496	198,670
Total Cash and Invested Assets	9,739,640	9,212,879

Investment income due and accrued	79,876	80,054
Deferred and uncollected premiums	87,389	84,108
Federal income tax recoverable	-	8,986
Net deferred income tax asset	84,805	97,956
Funds held under coinsurance - affiliate	45,445	46,961
Other admitted assets	104,854	124,143
Separate account assets	6,679,996	6,581,547
Total Admitted Assets	$16,822,005	$16,236,634

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$7,341,702	$7,092,277
Deposit-type funds	672,362	543,297
Reserves for unpaid claims	70,571	73,211
Dividends payable to policyholders	24,391	24,903
Interest maintenance reserve	29,536	32,421
Accrued commissions, expenses and insurance taxes	80,875	80,357
Accrued separate account transfers	(73,224)	(73,886)
Federal income taxes payable	674	-
Asset valuation reserve	150,223	132,382
Liabilities for employee benefits	85,651	78,365
Other liabilities	135,790	119,069
Separate account liabilities	6,679,996	6,581,547
Total Liabilities	15,198,547	14,683,943

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	457,438	457,438
Surplus notes	49,897	49,888
Special surplus - Affordable Care Act fee assessment	10,900	-
Unassigned surplus	1,102,723	1,042,865
Total Capital and Surplus	1,623,458	1,552,691
Total Liabilities, Capital and Surplus	$16,822,005	$16,236,634

The accompanying notes are an integral part of these statutory basis financial statements.

3

AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
		2013	2012
		As Merged,	As Merged,
	2014	See Note 2	See Note 2
Premiums and Other Revenue
Premium income	$2,121,191	$1,867,227	$2,017,779
Net investment income	461,747	415,433	467,682
Commissions and expense allowances on reinsurance ceded	23,156	21,893	45,354
Modco reinsurance adjustment – affiliate	(19,210)	159,136	-
Income from fees associated with separate accounts	53,746	52,373	48,636
Miscellaneous income	24,921	24,070	25,326
Total Premiums and Other Revenue	2,665,551	2,540,132	2,604,777

Expenses
Benefits to policyholders	2,023,112	2,016,023	1,925,089
Change in reserves for life, accident and health policies	249,425	184,434	223,961
Commissions	124,845	122,106	118,767
General insurance expenses	326,005	327,773	315,517
Taxes, licenses and fees	43,171	34,107	34,867
Net transfers from separate accounts	(241,771)	(255,386)	(121,790)
Total Expenses	2,524,787	2,429,057	2,496,411

Gain from Operations before Dividends, Federal Income Tax
Benefit and Net Realized Capital Gains (Losses)	140,764	111,075	108,366
Dividends to policyholders	24,455	25,340	25,191
Gain from Operations before Federal Income Tax
Benefit and Net Realized Capital Gains (Losses)	116,309	85,735	83,175
Federal income tax benefit	(8,992)	(34,118)	(19,324)
Gain from Operations before Net Realized Capital Gains (Losses)	125,301	119,853	102,499
Net realized capital gains (losses), net of taxes	4,542	71,722	(6,640)
Net Income	129,843	191,575	95,859

Surplus notes
Surplus notes amortization	9	8	9
Unassigned surplus
Change in unrealized gains (losses), net of tax	10,321	(12,177)	(59,525)
Change in net deferred income taxes	(23,845)	(80,077)	5,736
Change in non-admitted assets	10,183	127,520	7,865
Change in asset valuation reserve	(17,841)	(12,201)	(22,950)
Change in liability for reinsurance in unauthorized companies	-	22	(19)
Change in minimum pension liability, net of tax	-	9,242	(2,902)
Change in unrecognized actuarial losses on pension, net of tax	(3,117)	(9,186)	-
Term coinsurance agreement and emerging profits	(3,856)	(182)	(19,697)
Correction of errors	(10,931)	9,740	(5,440)
Cumulative effect of change in accounting principle	-	-	454
Dividends paid to common stockholder	(20,000)	(20,000)	(50,000)
Other	1	(2)	-
Net Change in Capital and Surplus	70,767	204,282	(50,610)

Capital and Surplus at the Beginning of the Year	1,552,691	1,348,409	1,399,019
Capital and Surplus at the End of Year	$1,623,458	$1,552,691	$1,348,409

The accompanying notes are an integral part of these statutory basis financial statements.

4

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
		2013	2012
		As Merged,	As Merged,
	2014	See Note 2	See Note 2
OPERATING ACTIVITIES
Premium collected net of reinsurance	$2,105,689	$2,056,951	$1,997,234
Net investment income received	452,060	397,582	466,437
Miscellaneous income	99,136	104,118	48,526
Benefits paid to policyholders	(1,975,009)	(2,001,499)	(1,898,423)
Net transfers from separate accounts	242,433	264,954	114,497
Commissions, expenses and taxes paid	(526,691)	(503,750)	(417,571)
Dividends paid to policyholders	(24,967)	(25,931)	(25,863)
Federal income taxes received (paid)	(6,023)	31,657	(3,426)
Net Cash from Operating Activities	366,628	324,082	281,411

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	1,119,004	1,275,408	1,232,861
Cost of investments acquired	(1,581,202)	(1,563,898)	(1,573,188)
Net change in loans on insurance contracts	(25,503)	(7,395)	(1,232)
Net Cash from Investing Activities	(487,701)	(295,885)	(341,559)

FINANCING AND MISCELLANEOUS ACTIVITIES
Borrowed money	(172)	(28,000)	28,000
Change in deposit-type funds	129,088	41,958	53,644
Dividends to common stockholder	(20,000)	(20,000)	(50,000)
Other miscellaneous, net	(6,146)	3,992	(16,682)
Net Cash from Financing and Miscellaneous Activities	102,770	(2,050)	14,962

Net Change in Cash, Cash Equivalents and Short-Term Investments	(18,303)	26,147	(45,186)

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	176,618	150,471	195,657

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$158,315	$176,618	$150,471

Non-cash transactions from investing activities:
Conversion of mortgage loans to real estate	$847	$8,686	$-
Capitalized deferred interest and other	276	-	-
Mortgage loans acquired as distribution – affiliate (Note 5)	-	13,382	-
Real estate acquired through dividend distribution from affiliate	-	1,286	-
Bonds transferred due to assumption reinsurance
– affiliate (Note 5)	-	651,026	-
Mortgage loans transferred due to assumption
reinsurance – affiliate (Note 5)	-	103,559	-
Bonds transferred due to coinsurance – affiliate (Note 5)	-	76,201	-
Policy loans transferred due to assumption reinsurance
– affiliate (Note 5)	-	17,410	-
Mortgage loans transferred due to coinsurance – affiliate (Note 5)	-	10,831	-
Policy loans transferred due to coinsurance – affiliate (Note 5)	-	7,046	-
Policy loans from funds withheld reinsurance – affiliate (Note 5)	-	(6,125)	-

The accompanying notes are an integral part of these statutory basis financial statements.

5

Ameritas Life Insurance Corp.

Notes to Financial Statements – Statutory Basis

For the Years Ended December 31, 2014, 2013 and 2012

(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc (AIP), an advisor providing investment management services to the Company.

Prior to July 1, 2014, the Company wholly owned Acacia Life Insurance Company (Acacia), a District of Columbia domiciled life insurance subsidiary, and The Union Central Life Insurance Company (Union Central), a Nebraska domiciled life insurance subsidiary. On July 1, 2014 the Company, Acacia, and Union Central merged with Ameritas Life as the surviving company (the Merger), see Note 2. The Company wholly owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary, BNL Financial Corporation (BNL Financial), a holding company (dissolved December 31, 2012), Brokers National Life Assurance Company (BNL Assurance) (sold to an outside party effective March 31, 2013), an Arkansas domiciled life insurance company, Calvert Investments, Inc. (Calvert), a provider of investment advisory, management and administrative services to the Calvert Group of mutual funds, and Griffin Realty, LLC (Griffin), a real estate investment company. Ameritas Life also owns 100% (85% prior to August 23, 2013 and 80% prior to April 30, 2013) of Ameritas Investment Corp. (AIC), a broker dealer, and the remaining ownership of 15% prior to August 23, 2013 and 20% prior to April 30, 2013 was with Centralife Annuities Services, Inc., a wholly owned subsidiary of Athene USA. Effective October 31, 2013, the Company sold Acacia Federal Savings Bank (AFSB), a thrift chartered institution, to Stifel Bank & Trust.

The Company has established three Closed Blocks of policies: on October 1, 1998, on July 1, 2005, and on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies, for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of policies included in each block until the respective block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company and its subsidiaries operate in 49 states and the District of Columbia.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska (the Department).

Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP).

6

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI).

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Investments

Under NAIC SAP, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating, and any adjustments to fair value are reported directly in surplus. Changes in the value of bonds up to amortized cost that are assigned a rating of 6 by the NAIC are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated at purchase as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Investments in unaffiliated common stocks are carried at fair value. Changes in the value of common stocks are reported as a change in net unrealized gains or losses on investments, a component of unassigned surplus. Under GAAP, investments in unaffiliated common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks would be designated at purchase as available-for-sale; under this designation preferred stocks would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

7

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

Investments in limited partnerships, limited liability companies, and joint venture investments are accounted for on the GAAP equity method for NAIC SAP, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control unless consolidation is required under variable interest entity guidance.

Under NAIC SAP, valuation allowances are established through the asset valuation reserve (AVR) for mortgage loans based on factors applied to different categories of loans based on payment history and type of underlying real estate. Under GAAP, valuation allowances would be established through a charge to realized loss as losses are estimated to have occurred. Loan losses are charged against the allowance when management believes the uncollectibility of the loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

Under NAIC SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold. The net deferral is reported in the interest maintenance reserve (IMR) in the accompanying Balance Sheets – Statutory Basis. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under NAIC SAP, an AVR is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability. An AVR is not recorded under GAAP. Under GAAP, realized capital gains and losses would be reported in the statement of income on a pre-tax basis in the period the asset giving rise to the gain or loss is sold.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value and the effective and ineffective portions of a single hedge are accounted for separately. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. The ineffective portion of all changes in fair value is recorded in income. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Policy Acquisition Costs

Under NAIC SAP, the costs of acquiring and renewing business are expensed when incurred. As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals. Under GAAP, acquisition costs related to traditional term life insurance and certain long duration accident and health, to the extent associated with successful sales and recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For traditional whole life insurance, universal life insurance and investment products, to the extent associated with successful sales and recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Unearned Revenue

Under NAIC SAP, amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

8

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Non-admitted Assets

Under NAIC SAP, certain assets designated as non-admitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

Universal Life and Annuity Policies

Under NAIC SAP, revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts are considered deposits and are recorded as interest-bearing liabilities while interest credited to account values and benefits in excess of the policyholder account balance are recognized as expenses.

Reserves for Life, Accident and Health Policies

Under NAIC SAP, certain policy reserves are calculated based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. NAIC SAP policy reserves generally differ from policy reserves under GAAP, which are based on the Company's best estimates of mortality, interest and withdrawals.

Policyholder Dividends

Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

Reinsurance

Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. Under GAAP, reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded and an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Under NAIC SAP, commission allowances by reinsurers on business ceded are reported as other revenue when received. Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs to the extent they qualify for the deferral otherwise non-deferred amounts are netted against expenses.

Employee Benefits

Under NAIC SAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus. The prepaid asset that results from an excess of the fair value of plan assets over the pension obligation is recorded as a non-admitted asset. Actuarial gains and losses and prior service costs are recorded as a component of unassigned surplus, net of tax. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. In addition, actuarial gains and losses and prior service costs are recorded as a component of other comprehensive income, net of tax.

Federal Income Taxes

NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets and a federal income tax provision is required on a current basis for the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Under NAIC SAP, deferred taxes are recorded in surplus. Under GAAP, tax expense includes both current and deferred taxes. Both NAIC SAP and GAAP require a valuation allowance to reduce deferred tax assets to the amount which is more likely than not to be realized. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

9

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Surplus Notes

Surplus notes are reported as surplus under NAIC SAP, and would be reported as a liability under GAAP. Under NAIC SAP, interest cannot be accrued until written approval has been received from the Department. Under GAAP, interest would be accrued when incurred.

Cash, Cash Equivalents and Short-Term Investments

Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less. Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Comprehensive Income

Comprehensive income and its components are not presented under NAIC SAP.

Goodwill

Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and annually analyzed for impairment which would be reported as a recognized loss into earnings.

Significant statutory accounting practices are as follows:

Investments

Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.

Common stocks, including affiliated mutual funds, are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. The Federal Home Loan Bank (FHLB) common stock is carried at cost. The change in the carrying value is generally recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $160,967 and $147,959 and the value of affiliated mutual funds was $1,672 and $3,430 at December 31, 2014 and 2013, respectively.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Other-than-temporary impairments of $281, $438, and $485 were recorded as realized losses during 2014, 2013 and 2012 respectively. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties.

10

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, and all highly liquid securities with remaining maturity when purchased of three months or less. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a non-admitted asset.

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying GAAP equity of these investments. Income from these investments is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying amount of Griffin, an affiliated limited liability company was $23,063 and $26,407 at December 31, 2014 and 2013, respectively. Other investments also include collateral loans, unsecured loans, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments of $2,268, $1,092 and $1,170 were recorded as realized losses during 2014, 2013 and 2012, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company also sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company purchases and sells futures contracts to hedge volatility risk with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2014 and 2013 was $16,996 and $21,997, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in change in unrealized capital gains (losses) in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis and totaled $10,807, $(586) and $(5,083) for the years ended December 31, 2014, 2013 and 2012, respectively. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis and totaled $23,431, $(50,315) and $(10,616) for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company purchases and sells call options (Index call options) to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The Index call options expire monthly until December 1, 2015. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written Index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells Index call options to effectively offset the proceeds the Company would receive on its purchased Index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

11

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company purchases and sells Exchange traded index call options (Exchange traded index call options) based on multiple equity indices to hedge equity index annuity contracts and universal life contracts. The Company has purchased and written Exchange traded index call options that expire through October 30, 2015. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price. If the closing index value is below the strike price, the Exchange traded index call options expire without value.

The Company purchases and sells Exchange traded put options (Equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value. The Company has no outstanding purchased and written Equity put options as of December 31, 2014.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the options. To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The Company is required to post collateral to the brokering bank for options. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2014 and 2013 was $9,999 and $11,530, respectively. The notional amount of the options at December 31, 2014 and 2013 was $26,152 and $(15,340), respectively.

The options are carried at their fair value and reflected in other investments and other liabilities in the Balance Sheets – Statutory Basis. Changes in the fair value of expired options are reflected in net investment income and changes in the fair value of open options are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total gain (loss) from expired options of $17,610, $7,740 and $4,020 was recorded in net investment income for the years ended December 31, 2014, 2013 and 2012, respectively. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis and totaled $(2,791), $13,089, and $459 for the years ended December 31, 2014, 2013, and 2012, respectively.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued, excluding loans on insurance contracts, with amounts over 90 days past due is non-admitted. The amount excluded from unassigned surplus was $0, $0 and $101 at December 31, 2014, 2013 and 2012, respectively.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

12

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Non-Admitted Assets

In accordance with NAIC SAP, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to surplus. Non-admitted assets consist primarily of a portion of deferred income tax assets, a non-admitted receivable from AHC, advances to agents, furniture and equipment, application software, other investment income that is over 90 days past due and other assets not specifically identified as an admitted asset within NAIC SAP. Total non-admitted assets were $111,495 and $121,678 at December 31, 2014 and 2013, respectively.

Furniture and Equipment

Electronic data processing (EDP) equipment at cost of $16,412 and $24,290, operating software at cost of $2,835 and $2,898, and non-operating software at cost of $65,757 and $56,482 are carried at cost less accumulated depreciation at December 31, 2014 and 2013, respectively. The admitted value of the Company’s EDP and operating and non-operating software is limited to three percent of capital and surplus. The admitted portion at cost, net of accumulated depreciation of $62,212 and $66,438 was $2,685 and $4,208, respectively and is recorded in other admitted assets in the Balance Sheets – Statutory Basis at December 31, 2014 and 2013. EDP equipment and operating software is depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years. Non-operating software is depreciated over the lesser of its estimated useful life or five years.

Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years.

Other furniture and equipment is depreciated using the straight line method over the estimated useful lives of the assets. Buildings are generally depreciated over forty years. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense on depreciable assets of $8,148, $7,332 and $6,429 was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2014, 2013 and 2012, respectively.

Effective January 1, 2014, the Company separated its capitalization policy into two policies: 1) Ameritas Software Capitalization Policy; and 2) Ameritas Tangible Property Capitalization Policy. The thresholds for both types of property did not change.

Reserves for Life, Accident and Health Policies, and Deposit-type Funds

Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (CARVM) with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with Actuarial Guideline 43, VA CARVM, reflecting both stochastically generated scenarios and a prescribed standard scenario. The assumptions used in the stochastic scenarios are Prudent Estimate assumptions.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserve is a first principles-type calculation based on a seriatim listing of open disability claims. Termination rates within the first two years from disability are modified based on Company experience. Termination rates beyond two years are 100% 1987 Commissioners’ Individual Disability Table A (CIDA) for policies without lifetime benefits and are less than 100% CIDA for policies with lifetime benefits. All interest discounting assumptions are based on the appropriate NAIC standard. The adequacy of these reserves is demonstrated annually using “Follow-up studies” as defined in the Actuarial Standard of Practice No. 5, Section 3.6. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a provision for litigated claims.

13

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. The per $100 of monthly benefit factors are generated based on the 1987 Commissioner’s Group Disability Table (CGDT) assumptions using the appropriate valuation interest rate, quinquennial age groupings, benefit period and duration from disablement. A modification is made for claims in the first two years from disablement.

For the remaining group accident and health short-term disability contracts, the present value of amounts not yet due on claim reserve for certain policies with a benefit period of one to three years are based on the Bornhuetter-Ferguson loss reserving method. Expected paid claims and premiums and the resulting loss ratios are developed separately for each benefit period and incurred year with no interest discount.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims

The reserves for unpaid group and individual dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pending/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyholders

Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on individual life participating policies was $7,765,314 or 10.5% and $7,447,228 or 10.2% of the individual life policies in force as of December 31, 2014 and 2013, respectively.

Accrued Separate Account Transfers

Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves

The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $7,192, $7,469 and $6,458 for 2014, 2013 and 2012, respectively.

14

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Recognition of Premium Revenues and Related Costs

Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts.

In a modified coinsurance arrangement, the ceding company retains the assets equal to the modified coinsurance reserve. This reserve represents a prepayment of the reinsurer’s future obligation. The initial amount transferred for the reserve and subsequent change in value is required to be reflected separately.

Surplus Notes

The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued until written approval from the Department has been received.

Income Taxes

The Company files a life/non-life consolidated tax return with AMHC and AMHC includible affiliates and is party to a federal income tax allocation agreement. The Company’s income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the Balance Sheets – Statutory Basis. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company’s judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2014 and 2013.

The statute of limitations, generally, is closed for the Company through December 31, 2010. In 2012, the Internal Revenue Service (IRS) completed its field examination of AMHC consolidated federal income tax returns for the period 2007-2009. The Company has accepted AMHC 2007-2009 IRS field examination report. The Joint Committee on Taxation (Joint Committee) accepted AMHC 2007-2009 field examination report in March 2013. The IRS completed a field examination of Union Central for tax year 2008 and limited scope examinations for tax years 2009-2010. The Union Central examinations also included a review of amended returns filed for tax years 2003-2008, which had been at IRS appeals, along with the IRS field examination reports for tax years 2004-2007. Union Central is in agreement with all the IRS field examinations reports forwarded to IRS appeals in January 2013. The Joint Committee accepted the Union Central IRS field examination report in August 2014.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements.

Fair values and changes in fair values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

15

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Vulnerability due to Certain Concentrations

The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company’s products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Accounting Pronouncements

Statement of Statutory Accounting Principles No. 106, Affordable Care Act (ACA) Assessments (SSAP No. 106)

In 2014, the NAIC issued SSAP 106, which added accounting guidance related to the Affordable Care Act Section 9010 assessment. The NAIC adopted GAAP guidance with modifications where it defined data year and fee year effective as of January 1, 2014, in addition to expense recognition of January 1 for each fee year and recognition of a special surplus fund as a component of unassigned surplus during the data year. There were additional disclosure requirements adopted under SSAP No. 106. The Company recognized $8,154 of taxes, licenses and fee expense in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis on January 1, 2014 and paid this amount on September 30, 2014. At December 31, 2014, the estimate for the amount of $10,900 to be paid on September 30, 2015 was recorded as the special surplus – Affordable Care Act fee assessment in the Balance Sheets – Statutory Basis.

Statement of Statutory Accounting Principles No. 107, Accounting for Risk-Sharing Provisions of ACA (SSAP No. 107)

In 2014, the NAIC issued SSAP 106, which added accounting guidance related to the risk adjustment, reinsurance and risk corridor sections of the ACA. There were additional disclosure requirements adopted under SSAP No. 107. The adoption of this statement did not impact the Company’s financial position or results of operations.

Statement of Statutory Accounting Principles No. 105, Working Capital Finance Investments (SSAP No. 105)

In December 2013, the NAIC issued SSAP 105, which amends SSAP No. 20 – Non-admitted Assets to allow working capital finance investments as admitted assets to the extent they conform to the requirements of SSAP No. 105. The adoption of this statement did not impact the Company’s financial position or results of operations.

Statement of Statutory Accounting Principles No. 102, Accounting for Pensions, A Replacement of SSAP No. 89 (SSAP No. 102)

In March 2012, the NAIC issued SSAP No. 102, which replaced SSAP No. 89 for the accounting and related reporting for pension obligations. This statement was effective January 1, 2013. There was no impact on the results of operations from adoption of this statement, however, the Company recorded a reduction in unassigned surplus upon adoption. On January 1, 2013 upon adoption, the Company was required to recognize as a liability the underfunded defined benefit pension obligations, as determined when the projected benefit obligation exceeds the fair value of plan assets under SSAP No. 5R. The Company released the additional minimum pension liability of $9,242 and established an unrecognized actuarial loss of $11,040 and prior service cost of $5 for a net decrease to unassigned surplus of $1,803 upon adoption.

Correction of Errors

During 2014, the Company discovered an error related to prior years that resulted in a direct decrease in unassigned surplus of $10,931 before income taxes at December 31, 2014 for the incorrect coding on a reinsurance table for mortality on ages 70+ for several reinsurance treaties.

During 2013, the Company discovered errors related to a prior year that resulted in a direct increase in unassigned surplus at December 31, 2013 for various valuation reserve errors of $8,169, timing delay in reporting reinsurance ceded on a death claim receivable of $2,956, and incorrect coding in a system on a reinsurance rate for a reinsurance treaty of $383. Additionally, the Company discovered errors that resulted in a direct decrease in unassigned surplus at December 31, 2013 for an error in a system coding resulting in an incorrect calculation of policyholder dividends in the year of the policyholders’ death of $509 and an incorrect accrual calculated on a third party administrative fees receivable of $1,259.

16

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

During 2012, the Company discovered errors that resulted in a direct increase to surplus for incorrect accrual of a reinsurance ceded death claim from a third party for $1,516 and an error in the data feed from its reinsurance system for calculation of reinsurance reserves of $1,568. Additionally during 2012, the Company discovered model errors on certain Actuarial Guideline 43 products. This error was corrected related to a prior year as a direct decrease to surplus of $8,524.

NOTE 2 – STATUTORY MERGER

On July 1, 2014, the Company merged with Acacia and Union Central (the Merger), both wholly owned subsidiaries of the Company prior to the Merger. This transaction was accounted for as a statutory merger. No additional shares of the Company were issued. Prior years have been adjusted to reflect comparative merged company financial information.

The following information is provided “as if” the merger occurred at the balance sheet date of December 31:

	2013
	Ameritas Life	Acacia	Union Central
	as Previously	as Previously	as Previously		Ameritas Life
	Reported	Reported	Reported	Eliminations	as Merged
Total Premiums and Other Revenue	$1,825,000	$109,383	$670,701	$(64,952)	$2,540,132
Net Income	64,948	89,078	102,047	(64,498)	191,575
Total Capital and Surplus	1,501,796	378,973	558,170	(886,248)	1,552,691

	2012
	Ameritas Life	Acacia	Union Central
	as Previously	as Previously	as Previously		Ameritas Life
	Reported	Reported	Reported	Eliminations	as Merged
Total Premiums and Other Revenue	$1,681,129	$94,376	$813,368	$15,904	$2,604,777
Net Income	28	43,310	62,965	(10,444)	95,859
Total Capital and Surplus	1,298,417	313,562	492,203	(755,773)	1,348,409

NOTE 3 - INVESTMENTS

Bonds

The cost or amortized cost and estimated fair value of bonds are summarized as follows at December 31, 2014:

	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
U.S. Government	$482,715	$28,656	$(925)	$510,446
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	570,838	27,701	(2,134)	596,405
Hybrid securities	63,513	7,348	(141)	70,720
Industrial and miscellaneous (unaffiliated)	5,853,056	363,534	(22,190)	6,194,400
Total bonds	$6,970,122	$427,239	$(25,390)	$7,371,971

17

NOTE 3 - INVESTMENTS, (continued)

The cost or amortized cost and estimated fair value of bonds are summarized as follows at December 31, 2013:

	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
U.S. Government	$518,387	$28,028	$(3,208)	$543,207
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	610,256	22,675	(11,550)	621,381
Hybrid securities	69,819	8,175	(156)	77,838
Industrial and miscellaneous (unaffiliated)	5,339,952	328,074	(76,501)	5,591,525
Total bonds	$6,538,414	$386,952	$(91,415)	$6,833,951

At December 31, 2014 and 2013, the amortized cost of bonds was reduced by $75 and $208, respectively, of cumulative fair value adjustments on bonds rated NAIC 6 to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $6,970,047 and $6,538,206, respectively.

The cost or amortized cost and estimated fair value of bonds at December 31, 2014 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or
	Amortized
	Cost	Fair Value
Due in one year or less	$291,747	$297,487
Due after one year through five years	1,852,933	2,024,124
Due after five years through ten years	2,798,995	2,912,986
Due after ten years	1,890,525	1,990,553
Bonds with multiple repayment dates	135,922	146,821
Total bonds	$6,970,122	$7,371,971

Proceeds from the sales, repayments, and maturities of investments in bonds are as follows:

	Years Ended December 31
	2014	2013	2012
Bonds:
Proceeds from sales	$172,634	$211,636	$354,848
Proceeds from repayments and maturities	537,974	605,163	519,445
Total bonds	$710,608	$816,799	$874,293

18

NOTE 3 - INVESTMENTS, (continued)

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2014	2013	2012
Bonds:
Gross realized capital gains on sales	$8,536	$16,415	$38,058
Gross realized capital losses on sales	(179)	(632)	(2,132)
Net realized capital gains on sales	8,357	15,783	35,926
Other, including impairments and net gain on dispositions
other than sales	(3,911)	62,208	(9,381)
Total bonds	4,446	77,991	26,545
Preferred stocks	252	-	397
Common stocks	17,315	47,912	4,105
Mortgage loans	(533)	7,688	(340)
Real estate	3,116	2,292	1,704
Other investments	8,688	(725)	1,219
Realized capital gains before federal income taxes
and transfer to IMR	33,284	135,158	33,630
Realized capital gains transferred to IMR	6,257	86,044	30,513
Federal income tax expense (benefit)	22,485	(22,608)	9,757
Net realized capital gains (losses)	$4,542	$71,722	$(6,640)

The Company has entered into agreements with the FHLB of Topeka and Atlanta (prior to July 1, 2014) to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit) up to $350,000 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.5% of the advances less the amount of the asset-based membership stock held. As part of the agreement, $14,504 and $11,747 in stock was owned at December 31, 2014 and 2013, respectively. On December 27, 2012, the Company borrowed $32,500 against the FHLB of Atlanta line of credit at a rate of 0.42% with repayment of $28,000 in 2013 and $4,500 in 2012. The Company had outstanding balances related to the lines of credit at December 31, 2014, 2013 and 2012 of $0, $0, and $28,000 and interest paid of $0, $27 and $2, respectively.

The amount of FHLB capital stock held, in aggregate, and classified as of December 31, 2014 and 2013 is as follows:

	General Account
	2014	2013
Membership stock - class A	$430	$925
Membership stock - class B	13,918	9,883
Excess stock	156	939
Aggregate total	$14,504	$11,747
Actual or estimated borrowing capacity as determined by the insurer	$596,614	$350,000

As of December 31, 2014 and 2013, the Company did not have any FHLB membership stock listed above eligible for redemption.

As of December 31, 2014 and 2013, the Company had issued $350,000 and $200,000, respectively, of funding agreements with the FHLB. There is $592,430 and $334,396 of bonds pledged as collateral at December 31, 2014 and 2013, respectively, as a result of this agreement. The assets and reserves related to the funding agreements are reported in the general account as the Company’s strategy is to increase investment income to the general account from the investment spread strategy. The related reserves are reported in deposit-type funds of $350,076 and $200,054 on the Balance Sheets – Statutory Basis as of December 31, 2014 and 2013, respectively.

19

NOTE 3 - INVESTMENTS, (continued)

The values of the bonds pledged as collateral to the FHLB and the total aggregate borrowing by the Company as of December 31, 2014 and 2013 is as follows:

	General Account
	2014	2013
Fair value	$619,665	$342,046
Carrying value	$592,430	$334,396
Aggregate total borrowing - funding agreements	$350,000	$200,000

The maximum amount of collateral pledged to the FHLB during December 31, 2014 and 2013 is as follows:

	General Account
	2014	2013
Fair value	$619,665	$342,046
Carrying value	$592,430	$334,396
Aggregate total borrowing - funding agreements	$350,000	$228,000

The Company does not have any prepayment obligations related to the funding agreements.

Restricted Assets

A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock and cash at cost or amortized cost as of December 31, 2014 is as follows:

	Gross Restricted				Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Additional Restricted to Total Admitted Assets
FHLB capital stock	$14,504	$11,747	$2,757	$14,504	0.086%	0.086%
On deposit with states	125,578	143,413	(17,835)	125,578	0.742%	0.747%
Pledged collateral to FHLB
(including assets backing
funding agreements)	592,430	334,396	258,034	592,430	3.499%	3.522%
Pledged as collateral not
captured in other categories:
Derivatives	26,995	33,527	(6,532)	26,995	0.159%	0.160%
Total restricted assets	$759,507	$523,083	$236,424	$759,507	4.486%	4.515%

20

NOTE 3 - INVESTMENTS, (continued)

A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock and cash at cost or amortized cost as of December 31, 2013 is as follows:

	Gross Restricted				Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Additional Restricted to Total Admitted Assets
FHLB capital stock	$11,747	$10,600	$1,147	$11,747	0.072%	0.072%
On deposit with states	143,413	20,966	122,447	143,413	0.877%	0.883%
Pledged collateral to FHLB
(including assets backing
funding agreements)	334,396	290,607	43,789	334,396	2.044%	2.060%
Pledged as collateral not
captured in other categories:
Derivatives	33,527	33,540	(13)	33,527	0.205%	0.207%
Total restricted assets	$523,083	$355,713	$167,370	$523,083	3.198%	3.222%

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated common stocks were as follows:

	December 31, 2014
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Bonds:
U.S. Governments	$4,334	$(15)	$29,727	$(910)	$34,061	$(925)
Special revenue and special
assessment obligations and all
non-guaranteed obligations of
agencies and authorities of
governments and their political
subdivisions	24,650	(191)	100,048	(1,943)	124,698	(2,134)
Hybrid securities	4,850	(141)	-	-	4,850	(141)
Industrial and miscellaneous
(unaffiliated)	602,608	(11,063)	422,285	(11,127)	1,024,893	(22,190)
Total bonds	636,442	(11,410)	552,060	(13,980)	1,188,502	(25,390)
Common stocks	30,325	(1,803)	1,907	(213)	32,232	(2,016)
Total	$666,767	$(13,213)	$553,967	$(14,193)	$1,220,734	$(27,406)

21

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2013
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Bonds:
U.S. Governments	$48,942	$(3,208)	$-	$-	$48,942	$(3,208)
Special revenue and special
assessment obligations and all
non-guaranteed obligations of
agencies and authorities of
governments and their political
subdivisions	200,473	(11,308)	2,341	(242)	202,814	(11,550)
Hybrid securities	-	-	6,094	(156)	6,094	(156)
Industrial and miscellaneous
(unaffiliated)	1,365,988	(69,211)	81,567	(7,290)	1,447,555	(76,501)
Total bonds	1,615,403	(83,727)	90,002	(7,688)	1,705,405	(91,415)
Common stocks	14,715	(400)	1,892	(242)	16,607	(642)
Total	$1,630,118	$(84,127)	$91,894	$(7,930)	$1,722,012	$(92,057)

The unrealized losses related to bonds in 2014 and 2013 reported above were partially due to liquidity and credit-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2014 and 2013.

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, during 2014, the Company recorded no other-than-temporary impairments as additional realized losses in unaffiliated common stocks. During 2013, the Company recorded realized losses for other-than-temporary impairments on unaffiliated common stocks of $197. During 2012, the Company recorded no other-than-temporary impairments as additional realized losses in unaffiliated common stocks.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2014 and 2013, bonds totaling $225,149 and $188,194, respectively, (3.2% and 2.8%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2014, 2013 and 2012, the Company recorded realized losses for other-than-temporary impairments on bonds of $4,084, $1,931 and $10,252, respectively.

The Company has exposure to subprime mortgage loans within its total investments in loan-backed and structured securities. The Company manages its exposure to subprime mortgage loans in several ways. First, the Company monitors its exposure level to loan-backed and structured securities against defined restrictions prescribed by its Investment Policy. Restrictions include exposure at the aggregate level to loan-backed and structured securities along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime loan-backed and structured securities for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

22

NOTE 3 - INVESTMENTS, (continued)

As of December 31, 2014 and 2013, the Company's total investment in non-agency residential loan-backed and structured securities represents securities with an adjusted cost basis of $127,935 and $132,922 and a fair value of $138,279 and $144,389, respectively. Additionally, as of December 31, 2014 and 2013, the Company’s exposure related to subprime loan-backed and structured securities represents securities with a carrying value of $56,278 and $67,004 and a fair value of $60,055 and $70,113, respectively.

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2014 is as follows:

	Amortized Cost Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
March 31, 2014
Present value of cash flows	$-	$-	$-	$-
June 30, 2014
Present value of cash flows	$1,589	$-	$734	$870
September 30, 2014
Present value of cash flows	$-	$-	$-	$-
December 31, 2014
Present value of cash flows	$973	$-	$213	$766

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

June 30, 2014
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows	Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
12669EEP7	$194	$91	$103	$91	$107
12669EL20	196	92	104	92	87
12669EUC8	508	378	130	378	381
12669EUD6	215	47	168	47	65
466247FG3	476	247	229	247	230
Total	$1,589	$855	$734	$855	$870

December 31, 2014
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows	Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
589929X45	$973	$760	$213	$760	$766
Total	$973	$760	$213	$760	$766

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2013 is as follows:

	Amortized Cost Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
March 31, 2013
Present value of cash flows	$-	$-	$-	$-
June 30, 2013
Present value of cash flows	$254	$-	$121	$125
September 30, 2013
Present value of cash flows	$3,348	$-	$1,351	$3,040
December 31, 2013
Present value of cash flows	$1,359	$-	$459	$678

23

NOTE 3 - INVESTMENTS, (continued)

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

June 30, 2013
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows	Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
12669FED1	$254	$133	$121	$133	$125
Total	$254	$133	$121	$133	$125

September 30, 2013
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows	Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
466247MD2	$1,547	$862	$685	$862	$1,695
55265WDU4	1,486	937	549	937	1,056
126673UC4	315	198	117	198	289
Total	$3,348	$1,997	$1,351	$1,997	$3,040

December 31, 2013
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows	Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
94985EAD3	$1,057	$771	$286	$771	$606
12669ERS7	302	129	173	129	72
Total	$1,359	$900	$459	$900	$678

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2014
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses

Structured securities	$320,993	$318,451	$(2,542)	$182,955	$178,471	$(4,484)

December 31, 2013
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses

Structured securities	$365,114	$349,770	$(15,344)	$48,813	$45,346	$(3,467)

Mortgage Loans and Real Estate

For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations. Residential mortgage loans which are delinquent as to principal and interest 90 days or more are classified as nonperforming loans.

24

NOTE 3 - INVESTMENTS, (continued)

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2014	2013
DSCR distribution
Below 1.0	$79,652	$98,280
1.0 - 1.2	203,701	167,879
1.2 - 1.8	599,196	608,945
Greater than 1.8	272,433	230,372
Total	$1,154,982	$1,105,476

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2014	2013
Loan to value
Below 60%	$10,245	$8,023
60-75%	3,892	7,333
Total	$14,137	$15,356

The key credit quality indicators for the residential mortgage loans are based on payment activity as follows:

	December 31, 2014
	Residential First Mortgages	Second Trusts	Total
Performing	$197,685	$23,482	$221,167
Non-performing	11,809	556	12,365
Total	$209,494	$24,038	$233,532

	December 31, 2013
	Residential First Mortgages	Second Trusts	Total
Performing	$211,918	$28,806	$240,724
Non-performing	16,020	655	16,675
Total	$227,938	$29,461	$257,399

25

NOTE 3 - INVESTMENTS, (continued)

An aging analysis of the loans held by the Company is summarized as follows:

	December 31, 2014
	Residential	Commercial	Total
Recorded investment (all)
Current	$216,233	$1,169,119	$1,385,352
30-59 days past due	4,238	-	4,238
60-89 days past due	697	-	697
90-179 days past due	1,682	-	1,682
180+ days past due	10,682	-	10,682
Interest reduced
Recorded investment	409	3,510	3,919
Number of loans	3	1	4
Percent reduced	1.31%	1.24%	1.29%

	December 31, 2014
	Residential	Commercial	Total
Recorded investment (all)
Current	$235,185	$1,117,322	$1,352,507
30-59 days past due	3,686	-	3,686
60-89 days past due	1,853	-	1,853
90-179 days past due	3,090	-	3,090
180+ days past due	13,585	3,510	17,095
Interest reduced
Recorded investment	5,627	6,608	12,235
Number of loans	16	3	19
Percent reduced	0.90%	1.98%	1.07%

At December 31, 2014, the average size of an individual commercial mortgage loan was $1,350. The average size of an individual residential mortgage loan was $245. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. However, the due and accrued interest income deemed collectible on impaired loans over 180 days past due is non-admitted. For residential loans, the Company recognizes due and accrued interest income on impaired loans if under 90 days delinquent. Loans 90 days past due or greater will be placed on non-accrual status and all previously accrued interest will be reversed.

The Company had mortgage reserves (the mortgage component of the AVR) of $10,085 and $16,221 at December 31, 2014 and 2013, respectively. As of December 31, 2014, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 9.75% and 3.38% for commercial mortgage loans and 10.50% and 2.00% for residential mortgage loans.

In 2014, the Company issued 83 new commercial mortgage loans at the maximum and minimum rates of interest of 5.75% and 3.38% totaling $198,799. The Company also acquired 2 residential mortgage loans at the maximum and minimum rates of interest of 4.38% and 3.88% totaling $663.

At December 31, 2014 and 2013, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Commercial and residential mortgage loans are evaluated individually for impairment. The Company had impairments for commercial mortgage loans in the amounts of $0, $788, and $340 and for residential mortgage loans of $1,350, $1,815 and $0 during 2014, 2013 and 2012, respectively.

26

NOTE 3 - INVESTMENTS, (continued)

The investment in impaired loans with or without credit losses are as follows:

	December 31, 2014
	Residential	Commercial	Total
No allowance for credit losses	$20,997	$6,373	$27,370

	December 31, 2013
	Residential	Commercial	Total
No allowance for credit losses	$19,561	$11,697	$31,258

A summary of information pertaining to impaired loans is as follows:

	December 31, 2014
	Residential	Commercial	Total

Average recorded investment	$20,071	$6,394	$26,465
Interest income recognized	556	369	925
Recorded investments on nonaccrual status	11,922	3,510	15,432
Amount of interest income recognized using the cash basis method
of accounting	527	369	896

	December 31, 2013
	Residential	Commercial	Total

Average recorded investment	$20,116	$7,225	$27,341
Interest income recognized	241	711	952
Recorded investments on nonaccrual status	17,526	3,510	21,036
Amount of interest income recognized using the cash basis method
of accounting	217	715	932

Troubled Debt Restructuring

At December 31, 2014, the Company had 48 residential mortgage loans with restructured terms with a carry value of $19,105 and interest income of $556, and two commercial mortgage loans with restructured terms with a carry value of $6,373 and interest income of $369. At December 31, 2013, the Company had 37 residential mortgage loans with restructured terms with a carry value of $14,931 and interest income of $294, and two commercial mortgage loans with restructured terms with a carry value of $6,402 and interest income of $313. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company’s income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method. There were 10 and 21 short sales on residential mortgage loans in 2014 and 2013, respectively.

The Company had one commercial real estate property impairment in 2014 and one impairment in 2013. Impairment losses of $200 and $250 were recorded for commercial real estate for the years ended December 31, 2014 and 2013, respectively. The Company had three residential real estate property impairments in 2014 and three impairments in 2013. Impairment losses of $81 and $188 were recorded for residential real estate for the years ended December 31, 2014 and 2013, respectively. Fair value for impaired commercial real estate and residential real estate was determined by valuations based on internal and/or external appraisals. The real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

27

NOTE 3 - INVESTMENTS, (continued)

The Company had one and two commercial real estate sales in 2014 and 2013, respectively, and recorded a gain of $2,352 and $2,155 respectively. The Company had twelve and ten residential real estate sales in 2014 and 2013, respectively, and recorded a gain of $1,045 and $575 respectively. The gains recorded on sales are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The commercial real estate properties classified as held for sale have recorded values of $8,700 and $9,654 for the years ended December 31, 2014 and 2013, respectively. The residential real estate properties classified as held for sale have recorded values of $293 and $0 for the years ended December 31, 2014 and 2013, respectively.

Commercial real estate was either sold or classified as held for sale based on the Company’s intent to dispose of certain property via sale within one year based on economic factors.

Residential real estate is acquired through the foreclosure of residential mortgage loans. The Company’s intent is to dispose of all acquired residential real estate by sale as soon as economically feasible, which is typically within one year from acquisition.

Offsetting and Netting of Assets and Liabilities

As of December 31, 2014 and 2013, respectively, the Company held call options with gross recognized assets of $38,970 and $71,654 and gross recognized liabilities of $20,572 and $48,037. The gross recognized liabilities of $20,572 and $48,037, respectively, were offset with the gross recognized assets of $38,970 and $71,654, respectively, in accordance with SSAP No. 64, Offsetting and Netting of Assets and Liabilities. The net asset amount of $18,398 and $23,617, respectively, was recorded in other investments on the Balance Sheets – Statutory Basis.

Net Investment Income

Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2014	2013	2012
Income:
Bonds	$315,831	$337,566	$359,940
Preferred stocks	183	521	762
Common stocks	7,540	24,837	16,788
Mortgage loans	74,909	79,417	73,384
Real estate *	18,388	18,852	19,249
Loans on insurance contracts	18,726	18,400	19,957
Short-term investments	73	38	163
Derivatives	41,041	(42,575)	(6,596)
Other investments	22,517	20,410	21,414
Amortization of interest maintenance reserve	7,192	7,469	6,458
Gross investment income	506,400	464,935	511,519
Expenses:
Depreciation	4,591	5,073	4,495
Other	40,062	44,429	39,342
Total investment expenses	44,653	49,502	43,837
Net investment income	$461,747	$415,433	$467,682

* Includes amounts for the occupancy of company-owned property of $8,211, $8,531 and $8,383 in 2014, 2013, and 2012, respectively.

Fair Value Measurements

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

28

NOTE 3 - INVESTMENTS, (continued)

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under SSAP No. 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following table provides information as of December 31, 2014 about the Company’s financial assets and liabilities measured and reported at fair value:

	Level 1	Level 2	Level 3	Total
Assets at fair value
Bonds
Industrial and miscellaneous (unaffiliated)	$-	$-	$209	$209
Total bonds	-	-	209	209
Common stock
Industrial and miscellaneous (unaffiliated)	392,432	-	-	392,432
Parent, subsidiaries and affiliates	1,672	-	-	1,672
Total common stocks	394,104	-	-	394,104
Other investments	21,302	-	-	21,302
Derivative assets
Index & exchange traded index call options	17,792	18,398	-	36,190
Equity put options	-	-	-	-
Total other investments	39,094	18,398	-	57,492
Separate account assets	6,679,921	-	-	6,679,921
Total assets at fair value	$7,113,119	$18,398	$209	$7,131,726

Liabilities at fair value
Derivative liabilities
Exchange traded index call options	$10,826	$-	$-	$10,826
Total liabilities at fair value	$10,826	$-	$-	$10,826

29

NOTE 3 - INVESTMENTS, (continued)

The following table provides information as of December 31, 2013 about the Company’s financial assets and liabilities measured and reported at fair value:

	Level 1	Level 2	Level 3	Total
Assets at fair value
Bonds
Industrial and miscellaneous (unaffiliated)	$-	$-	$88	$88
Total bonds	-	-	88	88
Common stock
Industrial and miscellaneous (unaffiliated)	371,208	-	-	371,208
Parent, subsidiaries and affiliates	3,430	-	-	3,430
Total common stocks	374,638	-	-	374,638
Other investments	287	-	-	287
Derivative assets
Index & exchange traded index call options	4,211	19,054	-	23,265
Equity put options	352	-	-	352
Total other investments	4,850	19,054	-	23,904
Separate account assets	6,581,398	-	-	6,581,398
Total assets at fair value	$6,960,886	$19,054	$88	$6,980,028

Liabilities at fair value
Derivative liabilities	$-	$-	$-	$-
Total liabilities at fair value	$-	$-	$-	$-

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities

These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, certain index and exchange traded index call options and equity put options. Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted net asset values in active markets for identical securities. Exchange traded call options are classified as Level 1. Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments where fair value represents net asset values received from fund managers who stand ready to transact at the quoted values.

Level 2 – Financial Assets

These assets include Index call options. The Company used broker quotes for the monthly valuation of Index call options. The broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades. As the Company process corroborates the broker quotes to the market, Index call options are classified as Level 2.

Level 3 - Financial Assets

The Company classified non-agency mortgage-backed securities carried at fair value due to NAIC 6 ratings in Level 3 at December 31, 2014 and 2013. The primary inputs to valuation include reported trades, bids, benchmark yields, credit spreads, estimated cash flows, prepayment speeds, and collateral performance. Collateral performance is analyzed for each security and includes default rates, loss severity rates and prepayment speeds. These securities were classified in Level 3 due to the price being based on unobservable market data due to lack of observable measurements.

30

NOTE 3 - INVESTMENTS, (continued)

The following table summarizes changes to our financial instruments for the year-end December 31, 2014 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

	Beginning balance at 1/1/2014	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Settlements	Ending balance at 12/31/2014
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$88	$293	$(138)	$(30)	$37	$(41)	$209
Total assets	$88	$293	$(138)	$(30)	$37	$(41)	$209

The following table summarizes changes to our financial instruments for the year-end December 31, 2013 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

	Beginning balance at 1/1/2014	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Settlements	Ending balance at 12/31/2014
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$5,940	$86	$(5,828)	$(91)	$23	$(42)	$88
Total assets	$5,940	$86	$(5,828)	$(91)	$23	$(42)	$88

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. There were no transfers between Level 1 and 2 during 2014 or 2013.

The following table presents information about significant unobservable inputs used in Level 3 assets measured at fair value for the period ended December 31, 2014:

Securities
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Residential mortgage-	$209	Discounted	Constant prepayment	16% - 18%	Decrease
backed securities ³		cash flows	rate	(17%)
			Constant default rate	1% - 1%	Decrease
(1%)
			Loss severity	22% - 40%	Decrease
(31%)

¹ The weighted average is determined based on the fair value of the securities.

²	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
³	Primarily mezzanine tranches of non-agency residential mortgage-backed securities and includes $0 of investment grade securities based on NAIC rating.
31

NOTE 3 - INVESTMENTS, (continued)

The following table presents information about significant unobservable inputs used in Level 3 assets measured at fair value for the period ended December 31, 2013:

Securities
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Residential mortgage-	$88	Discounted	Constant prepayment	12% - 13%	Decrease
backed securities ³		cash flows	rate	(9%)
			Constant default rate	1% - 2%	Decrease
(1%)
			Loss severity	5% - 35%	Decrease
(24%)

¹ The weighted average is determined based on the fair value of the securities.

²	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
³	Primarily mezzanine tranches of non-agency residential mortgage-backed securities.

The tables below reflect the fair values and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The Company had no financial instruments that were not practicable to calculate a carrying value. The fair values are also categorized into the three-level fair value hierarchy as described previously:

As of December 31, 2014:

	Fair Value	Book /Adjusted Carrying Value	Level 1	Level 2	Level 3
Assets:
Bonds	$7,371,971	$6,970,047	$-	$6,078,204	$1,293,767
Preferred stocks	2,389	1,815	-	-	2,389
Common stocks	408,608	408,608	394,104	14,504	-
Mortgage loans	1,504,955	1,402,651	-	-	1,504,955
Cash, cash equivalents and short-term
investments	158,315	158,315	158,315	-	-
Loans on insurance contracts	372,093	339,893	-	-	372,093
Other investments	71,172	70,074	39,978	27,033	4,161
Investment income due and accrued	79,876	79,876	79,876	-	-
Separate account assets	6,679,996	6,679,996	6,679,996	-	-
Total financial assets	$16,649,375	$16,111,275	$7,352,269	$6,119,741	$3,177,365

Liabilities:
Deposit-type funds	$672,904	$672,362	$-	$-	$672,904
Derivative liabilities	10,826	10,826	10,826	-	-
Separate account liabilities	6,679,996	6,679,996	6,679,996	-	-
Total financial liabilities	$7,363,726	$7,363,184	$6,690,822	$-	$672,904

32

NOTE 3 - INVESTMENTS, (continued)

As of December 31, 2013:

	Fair Value	Book /Adjusted Carrying Value	Level 1	Level 2	Level 3
Assets:
Bonds	$6,833,951	$6,538,206	$-	$5,780,582	$1,053,369
Preferred stocks	4,134	3,723	-	1,998	2,136
Common stocks	386,385	386,385	374,638	11,747	-
Mortgage loans	1,430,875	1,378,231	-	-	1,430,875
Cash, cash equivalents and short-term
investments	176,618	176,618	176,618	-	-
Loans on insurance contracts	329,283	315,211	-	-	329,283
Other investments	37,075	36,452	5,624	27,065	4,386
Investment income due and accrued	80,054	80,054	80,054	-	-
Separate account assets	6,581,547	6,581,547	6,581,547	-	-
Total financial assets	$15,859,922	$15,496,427	$7,218,481	$5,821,392	$2,820,049

Liabilities:
Deposit-type funds	$543,294	$543,297	$-	$-	$543,294
Derivative liabilities	-	-	-	-	-
Separate account liabilities	6,581,547	6,581,547	6,581,547	-	-
Total financial liabilities	$7,124,841	$7,124,844	$6,581,547	$-	$543,294

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Bonds and preferred stocks: The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Affiliated preferred stocks are carried at cost. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds and preferred stocks priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3.

Common stocks: For publicly traded securities and affiliated mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB carrying amount approximates fair value and as such are assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair values of commercial mortgage loans are estimated using discounted cash flow analysis using interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. The fair value of residential mortgage loans was determined based on a discounted cash flow methodology performed by a third party. The discounted cash flow methodology incorporated historical performance, borrower, collateral and underwriting characteristics and broader macroeconomic factors.

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

33

NOTE 3 - INVESTMENTS, (continued)

Other investments and derivative liabilities: Public equity securities are classified as Level 1 securities as the fair values are based on quoted prices in active markets. Exchange traded index call options and equity put options are classified as Level 1 since the valuations are based on quoted net asset values in active markets for identical securities. U.S. government agency securities are classified as Level 2 as the prices are based on observable market data. Index call options where the primary inputs to valuations include broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades and as such are also assigned to Level 2. The fair value for other investments assigned to Level 3 are based on quoted market prices where available or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on insurance contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate account assets and liabilities: The fair values of separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of SSAP No. 101 requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable income in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2014 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$209,722	$9,652	$219,374
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	209,722	9,652	219,374
Deferred tax assets non-admitted	40,086	-	40,086
Subtotal net admitted deferred tax assets	169,636	9,652	179,288
Deferred tax liabilities	(25,015)	(69,468)	(94,483)
Net admitted deferred tax assets/(net deferred tax liability)	$144,621	$(59,816)	$84,805

34

NOTE 4 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 101 as of December 31, 2014 is:

	Ordinary	Capital	Total
Admission calculation components - SSAP No. 101
Federal income taxes paid in prior years recoverable through
loss carrybacks	$-	$-	$-
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$84,805	$-	$84,805
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$84,805	$-	$84,805
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$230,395
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$84,831	$9,652	$94,483
Deferred tax assets admitted as the result of application
of SSAP No. 101	$169,636	$9,652	$179,288

The components of the net deferred tax asset/(liability) as of December 31, 2013 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$238,388	$9,672	$248,060
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	238,388	9,672	248,060
Deferred tax assets non-admitted	56,431	-	56,431
Subtotal net admitted deferred tax assets	181,957	9,672	191,629
Deferred tax liabilities	(22,550)	(71,123)	(93,673)
Net admitted deferred tax assets/(net deferred tax liability)	$159,407	$(61,451)	$97,956

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 101 as of December 31, 2013 is:

	Ordinary	Capital	Total
Admission calculation components - SSAP No. 101
Federal income taxes paid in prior years recoverable through
loss carrybacks	$-	$-	$-
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$97,956	$-	$97,956
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$97,956	$-	$97,956
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$350,516
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$84,001	$9,672	$93,673
Deferred tax assets admitted as the result of application
of SSAP No. 101	$181,957	$9,672	$191,629

35

NOTE 4 - INCOME TAXES (continued)

The changes in the components of the net deferred tax asset/(liability) from December 31, 2013 to December 31, 2014 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$(28,666)	$(20)	$(28,686)
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	(28,666)	(20)	(28,686)
Deferred tax assets non-admitted	(16,345)	-	(16,345)
Subtotal net admitted deferred tax assets	(12,321)	(20)	(12,341)
Deferred tax liabilities	(2,465)	1,655	(810)
Net admitted deferred tax assets/(net deferred tax liability)	$(14,786)	$1,635	$(13,151)

	Ordinary	Capital	Total
Admission calculation components - SSAP No. 101
Federal income taxes paid in prior years recoverable through
loss carrybacks	$-	$-	$-
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$(13,151)	$-	$(13,151)
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$(13,151)	$-	$(13,151)
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$(120,121)
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$830	$(20)	$810
Deferred tax assets admitted as the result of application
of SSAP No. 101	$(12,321)	$(20)	$(12,341)

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

The Company used the following amounts in determining the DTA admissibility:

	2014	2013
Ratio percentage used to determine recovery period and
threshold limitation above [Ex DTA ACL RBC ratio]	1,367%	1,362%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$1,535,968	$1,450,527

There were no tax planning strategies utilized as of December 31, 2014 or 2013.

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2014	2013	2012
Federal	$(8,803)	$(34,127)	$(18,961)
Foreign	-	-	-
Subtotal	(8,803)	(34,127)	(18,961)
Federal income tax on net capital gains	24,675	7,506	20,434
Other	(189)	9	(363)
Federal and foreign income tax incurred	$15,683	$(26,612)	$1,110

36

NOTE 4 - INCOME TAXES (continued)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2014	2013	2012	from 2013	from 2012

Ordinary
Discounting of unpaid losses	$121	$132	$164	$(11)	$(32)
Unearned premium reserve	497	434	439	63	(5)
Policyholder reserves	42,104	42,815	55,289	(711)	(12,474)
Investments	1,451	2,176	2,675	(725)	(499)
Deferred acquisition costs	73,793	71,067	78,363	2,726	(7,296)
Policyholder dividends accrual	8,534	8,712	8,707	(178)	5
Fixed assets	696	734	824	(38)	(90)
Compensation and benefits accrual	41,069	38,663	35,984	2,406	2,679
Receivables - non-admitted	24,993	22,835	31,142	2,158	(8,307)
Net operating loss carry-forward	-	36,121	41,905	(36,121)	(5,784)
Tax credit carry-forward	960	1,225	1,225	(265)	-
Other (including items <5% of total
ordinary tax assets)	15,504	13,474	12,175	2,030	1,299
Subtotal	209,722	238,388	268,892	(28,666)	(30,504)
Statutory valuation allowance adjustment	-	-	-	-	-
Non-admitted deferred tax assets	40,086	56,431	136,860	(16,345)	(80,429)
Admitted ordinary deferred tax assets	$169,636	$181,957	$132,032	$(12,321)	$49,925

Capital
Investments	$3,431	$3,104	$30,432	$327	$(27,328)
Real Estate	5,034	4,951	4,072	83	879
Other (including items <5% of total
ordinary tax assets)	1,187	1,617	587	(430)	1,030
Subtotal	9,652	9,672	35,091	(20)	(25,419)
Statutory valuation allowance adjustment	-	-	-	-	-
Non-admitted	-	-	21,488	-	(21,488)
Admitted capital deferred tax assets	9,652	9,672	13,603	(20)	(3,931)
Admitted deferred tax assets	$179,288	$191,629	$145,635	$(12,341)	$45,994

Deferred tax liabilities:
Ordinary
Investments	$4,249	$3,700	$4,207	$549	$(507)
Fixed assets	9,037	6,566	5,074	2,471	1,492
Policyholder reserves	6,711	7,745	2,702	(1,034)	5,043
Unearned commissions	4,256	3,690	3,755	566	(65)
Other (including items <5% of total
ordinary tax liabilities)	762	849	940	(87)	(91)
Subtotal	$25,015	$22,550	$16,678	$2,465	$5,872

37

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2014	2013	2012	from 2013	from 2012
Capital
Investments	$69,468	$70,900	$23,851	$(1,432)	$47,049
Real estate	-	223	332	(223)	(109)
Subtotal	$69,468	$71,123	$24,183	$(1,655)	$46,940

Deferred tax liabilities	$94,483	$93,673	$40,861	$810	$52,812

Net deferred tax assets	$84,805	$97,956	$104,774	$(13,151)	$(6,818)

The change in the net admitted deferred tax assets was $(13,151), $(6,818) and $8,458 for the years ended December 31, 2014, 2013 and 2012, respectively. The change in non-admitted deferred tax assets of $(16,345), $(101,917) and $(10,368) was included in change in non-admitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2014, 2013 and 2012, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2014	2013	Change
Total gross deferred tax assets	$219,374	$248,060	$(28,686)
Total deferred tax liabilities	94,483	93,673	810
Net deferred tax asset	$124,891	$154,387	(29,496)
Tax effect of change in unrealized gains and pension liability			5,651
Change in net deferred income tax			$(23,845)

	2013	2012	Change
Total gross deferred tax assets	$248,060	$303,983	$(55,923)
Total deferred tax liabilities	93,673	40,861	52,812
Net deferred tax asset	$154,387	$263,122	(108,735)
Tax effect of change in unrealized gains and pension liability			28,811
Adjust beginning balance from PRBA, Inc. dissolution			(153)
Change in net deferred income tax			$(80,077)

	2012	2011	Change
Total gross deferred tax assets	$303,983	$293,136	$10,847
Total deferred tax liabilities	40,861	28,104	12,757
Net deferred tax asset	$263,122	$265,032	(1,910)
Tax effect of change in unrealized gains and pension liability			8,098
Adjust due to BNL Financial dissolution			(45)
Change in net deferred income tax			6,143

38

NOTE 4 - INCOME TAXES, (continued)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2014, 2013 and 2012 were as follows:

	2014	2013	2012
Net gain from operations before income taxes	$116,309	$85,735	$83,175
Net realized capital gains before income taxes	33,284	135,158	33,630
Term coinsurance agreement and emerging profits	(3,856)	(182)	(19,697)
Prior year errors	(10,931)	9,740	(5,440)
Change in pension liability	-	-	(3,310)
Change in unauthorized reinsurance	-	22	(19)
Total pre-tax statutory income	134,806	230,473	88,339
Change in non-admitted assets	(6,163)	23,730	(3,270)
IMR amortization	(6,952)	(7,397)	(6,346)
Affordable Care Act assessment	8,154	-	-
Tax-exempt income	(17,443)	(19,182)	(16,796)
Intercompany reinsurance transaction	-	(49,097)	-
Realized gain on dissolution of subsidiary	-	(1,539)	-
Investment in subsidiary held for sale	-	(4,576)	(64,179)
Dividend from affiliate	-	(18,499)	(10,253)
IRS examination	-	-	99
Non-deductible expense	2,356	2,469	2,697
Other	(380)	(2,440)	(26)
Subtotal	114,378	153,942	(9,735)
Statutory tax rate	0.35	0.35	0.35
Subtotal	40,032	53,880	(3,407)
Change in federal income tax reserve	-	-	(416)
Tax credits	(504)	(415)	(1,210)
Total statutory income taxes	$39,528	$53,465	$(5,033)

Federal and foreign income tax incurred	$15,683	$(26,612)	$1,110
Change in deferred income tax	23,845	80,077	(6,143)
Total statutory income taxes	$39,528	$53,465	$(5,033)

The Company has carryovers to subsequent years as follows:

Year of Origination	Foreign Tax Credit Amount	Year of Expiration
2007	$139	$2017
2008	$373	2018
2009	$410	2019
2012	$38	2022

At December 31, 2014, the Company did not have any net operating loss, net capital loss and/or alternative minimum tax (AMT) carry forwards.

The amount of federal income taxes incurred in the current year and each of the two preceding years, which is available for recoupment in the event of future losses is $0.

There were no deposits admitted under IRC Section 6033.

39

NOTE 4 - INCOME TAXES, (continued)

The Company joins in a consolidated federal income tax return filed by AMHC. The other members of the affiliated group joining in the AMHC consolidated return are as follows:

Ameritas Holding Company	The Union Central Life Insurance Company
Ameritas Investment Partners, Inc.	Calvert Investments, Inc.
Ameritas Mortgage Funding, Inc.	Calvert Investment Management, Inc.
Ameritas Life Insurance Corp.	Calvert Investment Administrative Services, Inc.
Ameritas Life Insurance Corp. of New York	Calvert Investment Distributors, Inc.
Ameritas Investment Corp.	Calvert Investment Services, Inc.
Acacia Life Insurance Company

The Company’s income tax allocation is based upon a written agreement which generally specifies separate return calculation with current credit for net operating losses, net capital losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

On September 25, 2014, the Company received $2,000 as a return of capital from its wholly owned subsidiary, Griffin, which was accounted for as a reduction in its carrying value.

On September 22, 2014 the Company made a capital contribution of $10,000 to its wholly owned subsidiary, Ameritas-NY. No additional shares were issued.

On July 30, 2014, the Company made a capital contribution of $6,000 to its wholly owned subsidiary, AIC. No additional shares were issued.

The Company sold AFSB to Stifel Bank & Trust on October 31, 2013. Per the sales agreement, a final true-up to the initial sales price occurred during 2014 for ($219) and settled in cash which was recognized as a pre-tax realized capital loss on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Effective December 1, 2013, PRBA, Inc. was dissolved and the net assets of PRBA were distributed to the Company. The Company recognized a realized gain of $1,539 in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

During 2013 in order for the Company to surrender its license to sell insurance business in the state of New York, the Company entered into a series of reinsurance transactions to transfer the majority of its New York issued policies to Ameritas-NY as follows:

Effective May 31, 2013, the Company and Ameritas-NY entered into an assumption reinsurance transaction (the Treaty) whereby the Company transferred its New York issued Universal Life, Single Premium Deferred Annuity, Flexible Annuity, Group Retirement Annuities, and Term policies to Ameritas-NY. The New York State Department of Financial Services (NY-DFS) approved the transaction on April 11, 2013 and the Department approved the transaction on April 12, 2013.

On May 31, 2013, assets were transferred to Ameritas-NY at fair value based on an estimate of the liabilities assumed. The final valuation of the liabilities transferred was calculated as of May 31, 2013 and in June 2013 upon which it was determined that an additional asset transfer was required to support the obligations assumed.

40

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

As of May 31, 2013, the following activity was recorded associated with the Treaty:

Reserves for life policies	$717,558
Interest maintenance reserve	44,929
Less: Loans on insurance contracts	17,140
Less: Due, deferred and advance premiums	4,935
Net obligations transferred	740,412
Initial asset transfer at May 31	(733,683)
Additional cash settlement made during June	$6,729

The initial asset transfer on May 31 was comprised of the following asset classes:

	Fair Value	Book Value
Bonds	$622,823	$566,804
Mortgage loans	98,000	89,603
Investment income due and accrued	6,873	6,873
Cash	5,987	5,987
Total	$733,683	$669,267

The difference between the book value of the bonds and mortgage loans transferred of $656,407 and the fair value of $720,823 was recorded as a realized gain or loss, which was categorized in either the IMR ($64,544) or the AVR $128 consistent with the Annual Statement Instructions.

The following is the impact on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis associated with the Treaty:

Pre-tax impact	$-
Federal income tax impact	28,432
Net realized capital gains (losses) impact	22,591
Net income impact	$51,023

Net impact on surplus	$15,641

In 2013, a tax benefit of $28,432 was recorded associated with the assumption in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The tax benefit included a timing difference of $12,551 associated with the transfer of statutory reserves in excess of tax reserves and tax deferred acquisition costs. The permanent tax benefit difference of $15,881 was associated with the transfer of assets to support liabilities for which the Company had no tax basis. The impact on net realized capital gains (losses) was the result of a timing difference between the recognition of federal income taxes on interest related gains between statutory accounting and federal income tax basis. This difference was offset in surplus through the change in deferred income taxes.

Effective August 30, 2013, the Company and Ameritas-NY entered into three separate coinsurance/modified coinsurance agreements (the Coinsurance Treaties) to reinsure 100% of both the general account risk and separate account risk on the Company’s New York issued variable universal life, variable annuity and group annuity policies with Ameritas-NY. The general account was reinsured on a coinsurance basis and the separate account was reinsured on a modified coinsurance basis. NY-DFS approved these agreements on May 8, 2013 and the Department approved these agreements on July 15 and July 16, 2013.

41

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

Effective August 30, 2013, the Company and Ameritas-NY entered into a coinsurance agreement (the Coinsurance Treaties) to reinsure 100% of the retained portion of the Company’s New York issued participating whole life block of business (Closed Block). A second agreement was also entered into effective August 30, 2013 between Ameritas-NY and the Company to retrocede the New York issued Closed Block policies from Ameritas-NY back to the Company on a coinsurance with funds withheld basis. The retrocession was necessary so that the Closed Block remains intact per the Closed Block Memorandum. NY-DFS approved these agreements on May 29, 2013 and the Department approved these transactions on July 16, 2013.

On August 30, 2013, assets were transferred to Ameritas-NY at fair value based on an estimate of the liabilities assumed. In September 2013, the final valuation of the liabilities transferred was calculated as of August 30 upon which it was determined that an additional asset transfer was required to support the obligations assumed.

As of August 30, 2013, the following activity was recorded associated with the Coinsurance Treaties:

Reserves for life policies	$91,301
Reserves for unpaid claims	422
Dividends payable to policyholders	1,082
Interest maintenance reserve	3,458
Less: Loans on insurance contracts	7,046
Less: Due, deferred and advance premiums	513
Net obligations transferred	88,704
Initial assets transfer at August 30	(88,534)
Additional cash settlement made during September	$170

Coinsurance with funds withheld receivable	$47,016

Modco reserve adjustment	$149,012

The initial asset transfer on August 30 was comprised of the following asset classes:

	Fair Value	Book Value
Bonds	$76,201	$72,273
Mortgage loans	10,831	10,210
Investment income due and accrued	848	848
Cash	654	654
Total	$88,534	$83,985

The final asset transfer of $170 was settled in cash. The difference between the book value of the bonds and mortgage loans transferred of $82,483 and the fair value of $87,032 was recorded as a realized gain or loss, which was categorized in either the IMR ($4,515) or the AVR ($34) consistent with the Annual Statement Instructions.

The following is the impact on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis associated with the Coinsurance Treaties:

Pre-tax impact	$-
Federal income tax impact	484
Net realized capital gains (losses) impact	1,580
Net income impact	$2,064

Net impact on surplus	$429

42

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

In 2013, a tax benefit of $484 was recorded associated with the Coinsurance Treaties in the Summary of Operations and Change in Capital and Surplus – Statutory Basis. This tax benefit was a permanent difference associated with the transfer of assets to support liabilities for which the Company had no tax basis.

The Company ceased to maintain its existing license status in the state of New York effective close of business on September 30, 2013. To protect the remaining New York issued business not covered by assumption and other reinsurance transactions, pursuant to the requirement of Section 1105 of the New York Insurance Law and NY-DFS Regulation 109 (11 N.Y.C.R.R. Part 88), the Company will continue to administer and service those policies under a plan approved by the State of New York. The Company established a New York approved custodial account, in a New York domestic bank funded with assets approved by the NY-DFS. The fair market value of assets held in trust will at all times be at least 117% of the outstanding general account liabilities for the remaining New York issued policies, reduced by policy loans, without regard to the effect of any reinsurance of any remaining New York issued policies. The amounts held in custody will continue to be reported in the general account assets and policy obligations associated with the remaining New York issued policies will continue to be reported as general account liabilities by the Company. On September 30, 2013, approximately $133,000 of assets were placed in the separate custodian account on behalf of the Company’s remaining New York policyholders. At December 31, 2014 and 2013, assets at fair value of $125,843 and $131,922 were held in custody to support these obligations.

Effective November 30, 2013, the Company and Ameritas-NY entered into an assumption reinsurance transaction (the Phoenix Home Life assumption) whereby the Company transferred its disability income business reinsured from Phoenix Mutual Home Life Insurance Company to Ameritas-NY.

On November 30, 2013, assets were transferred to Ameritas-NY at fair value based on an estimate of the liabilities assumed. The final valuation of the liabilities transferred was calculated as of November 30 and in December 2013 it was determined that an additional cash settlement was required for the obligations assumed.

Reserves for accident and health policies	$30,504
Interest maintenance reserve	1,560
Less: Due, deferred and advance premiums	17
Net obligations transferred	32,047
Initial asset transfer at November 30	(34,087)
Additional cash settlement made during December	$(2,040)

The initial asset transfer on November 30 was comprised of the following asset classes:

	Fair Value	Book Value
Bonds	$28,203	$26,141
Mortgage loans	5,559	5,197
Investment income due and accrued	325	325
Total	$34,087	$31,663

The final asset transfer of $2,040 was settled in cash. The difference between the book value of bonds and mortgage loans transferred of $31,338 and the fair value of $33,762 was recorded as a realized gain or loss, which was categorized in either the IMR ($2,410) or the AVR ($14) consistent with the Annual Statement Instructions.

43

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

The following is the impact on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis associated with the Phoenix Home Life assumption transaction:

Pre-tax impact	$-
Federal income tax impact	2,117
Net realized capital gains (losses) impact	844
Net income impact	$2,961

Net impact on surplus	$(249)

Effective October 31, 2013, the Company sold its shares of AFSB to Stifel Bank & Trust for $61,355, less estimated selling cost of ($562), net of 2012 accrual reversals, and recognized a pre-tax capital gain on the sale of $27,701 with a federal income tax benefit of $17,359. The net after tax impact of this sale transaction of $45,060 is reflected in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. An in-kind dividend distribution of residential mortgage loans with a fair value of $13,382 and real estate with a fair value of $1,286 was received from AFSB immediately prior to the sale. Of these amounts, the distribution amount of $2,169 was reflected as a reduction to the Company’s carrying amount in the Balance Sheets – Statutory Basis due to the distribution being in excess of AFSB’s undistributed accumulated earnings on the Company’s books.

Effective September 26, 2013, a downstream company, The Estates of Marlboro Riding LLC, was liquidated into its parent, Griffin, a wholly owned subsidiary of the Company. In connection with this liquidation, the Company received $7,000 as a return of capital from Griffin which was accounted for as a reduction in its carrying value.

On July 23, 2013, the Company received a Put Notice from Centralife Annuities Services, Inc. (CASI) to tender its entire share holdings of AIC to the Company. The settlement date was on August 23, 2013 whereby the Company purchased from CASI the remaining 45,023 outstanding shares of AIC for $2,393. An additional settlement occurred during October 2013 of $287 which was paid to CASI. The Company became the 100% owner of AIC at September 30, 2014.

On May 31, 2013 and December 30, 2013, respectively, the Company made capital contributions of $65,000 and $25,000 to Ameritas-NY. No additional shares were issued.

On April 30, 2013, the Company made a $4,000 capital contribution to AIC. Prior to this contribution, the Company owned 80% of AIC with CASI owning the remaining 20%. CASI elected not to make a contribution on this date, whereby the capital contribution was re-characterized to issue 74,891 additional shares of common stock to the Company. The Company owned 85% of AIC as of April 30, 2013. On November 30, 2012, the Company made an $800 capital contribution to AIC.

The Company sold its 100 percent common stock ownership in BNL Assurance to an outside party for $21,336 less selling costs of $62 and recognized a realized gain on the sale of $2,383 on March 31, 2013, which is reflected in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

On December 31, 2012, in conjunction with the anticipated sale of AFSB, the Company purchased residential mortgage loans of $282,873 and real estate of $2,269 from AFSB, which represented the fair value of the loans and real estate. The residential mortgage loans and real estate were recorded by the Company at their fair value. Additionally on this date and in conjunction, the Company made a capital contribution of $7,215 to AFSB. The Company received a common stock dividend in the amount of $10,000 from AFSB on April 30, 2012.

44

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

Effective October 1, 2012, ARC was dissolved and the net assets of ARC were distributed to the Company. The Company recognized a realized loss of $1,345 in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at December 31, 2012.

In June of 2012, a definitive agreement was reached to sell 100 percent of the stock of AFSB to Customers Bancorp Inc. Subject to receiving regulatory approval, the transaction was targeted to be closed in early 2013. At December 31, 2012, the Company valued AFSB at its fair value minus estimated selling costs and recognized a pre-tax unrealized loss of $63,800 and a pre-tax realized loss of $7,080 on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. In April 2013, the companies mutually agreed to terminate this agreement to sell the AFSB stock.

The Company offers mutual funds of Calvert Variable Series, Inc. (CVS) and Calvert Variable Products, Inc. (CVP), affiliates, to policyholders through separate accounts. The Company had separate account investments in mutual funds offered through CVS and CVP of $1,723,504 and $1,700,410 as of December 31, 2014 and 2013, respectively.

Affiliates of the Company provide investment advisory and administrative services to CVS and CVP on a fee basis.

The Company's variable life and annuity products are distributed through AIC. Policies placed by this affiliate generated commission and general insurance expense of $23,644, $22,692 and $22,283 for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2014 and 2013,which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The terms of the settlements require that these amounts be settled monthly.

	2014	2013
Ameritas Holding Company	$(3,829)	$(3,691)
Ameritas Life Insurance Corp. of New York	544	(90)
Ameritas Investment Corp.	489	451
Ameritas Investment Partners, Inc.	362	367
Calvert Investments, Inc.	409	1,241
Griffin Realty, LLC	9	9
Total	$(2,016)	$(1,713)

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been a decrease of $14,877, $22,702 and $20,702 for the years ended December 31, 2014, 2013 and 2012, respectively.

In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement totaled $11,370, $11,003 and $10,394 of which $11,153, $10,795 and $10,217 are included in investment expenses and the remainder is included in general insurance expenses for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company is charged a fee for the use of furniture and equipment owned by an affiliate. The amount of fees recorded relating to these transactions was $540, $1,269 and $2,198 for the years ended December 31, 2014, 2013 and 2012, respectively.

NOTE 6 - EMPLOYEE BENEFITS

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan.

45

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method. Effective September 22, 2014, the Company established a Rabbi Trust to protect the interests of certain deferred compensation participants. Assets of $20,724 were transferred to U.S. Bank, N.A., the trustee of the Rabbi Trust, on behalf of these participants.

In 2013, the liability for two non-qualified, unfunded defined benefit plans was transferred to the Company as a result of the sale of an affiliated entity. As a result of this transaction, $1,045 of obligations were transferred to the Company.

The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2014	2013	2012
Benefit obligation at beginning of year	$45,570	$47,822	$44,560
Service cost	269	304	238
Interest cost	1,992	1,833	2,049
Actuarial (gain) loss	5,860	(1,679)	4,606
Benefits paid	(3,721)	(3,755)	(3,631)
Transfer	-	1,045	-
Benefit obligation at end of year	$49,970	$45,570	$47,822

	Pension Benefits
	2014	2013	2012
Underfunded
Liabilities recognized
Accrued benefit costs	$31,040	$31,433	$30,829
Liability for pension benefits	18,930	14,137	16,993
Total liabilities recognized	$49,970	$45,570	$47,822
Unrecognized liabilities	$18,930	$14,137	$16,993

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2014	2013	2012
Service cost	$269	$304	$238
Interest cost	1,992	1,833	2,049
Amount of recognized losses	1,065	1,568	1,099
Amount of prior service cost recognized	2	2	-
Total net periodic benefit cost	$3,328	$3,707	$3,386

Amounts in unassigned surplus recognized as components of net periodic benefit cost:

	Pension Benefits
	2014	2013	2012
Items not yet recognized as a component of net
periodic cost - prior year	$14,137	$16,993	$13,485
Net prior service credit recognized	(2)	(2)	-
Net (gain) loss arising during the period	5,860	(1,286)	4,606
Net loss recognized	(1,065)	(1,568)	(1,098)
Items not yet recognized as a component of net
periodic cost - current year	$18,930	$14,137	$16,993

46

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The amounts in unassigned surplus expected to be recognized in the next fiscal year as components of net periodic benefit cost are as follows:

	Pension Benefits
	2014	2013	2012
Net prior service cost	$2	$2	$2
Net recognized losses	1,442	1,111	1,365

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2014	2013	2012
Net prior service cost	$2	$5	$7
Net unrecognized losses	18,928	14,132	16,986

The weighted-average assumptions are as follows:

	Pension Benefits
	2014	2013	2012
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	4.54%	3.76%	4.76%
Rate of compensation increase	4.41%	4.39%	4.39%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	3.89%	4.54%	3.76%
Rate of compensation increase	4.42%	4.41%	4.39%

Future expected pension benefit payments are as follows:

Year	Amount
2015	$3,640
2016	$3,597
2017	$3,604
2018	$3,523
2019	$3,481
2020-2024	$19,521

47

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The accumulated pension benefit obligation for the defined pension benefit plan is as follows:

	December 31,	December 31,
	2014	2013
Accumulated benefit obligation	$48,658	$43,644

Projected benefit obligation (PBO)	$49,970	$45,570
Unfunded status (PBO - Plan assets)	$49,970	$45,570

Unrecognized items:
Prior service cost, net of tax	$2	$3
Unrecognized losses, net of tax	12,303	9,186
Total unrecognized items, net of tax	$12,305	$9,189

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. The Company recognized expenses equal to its proportionate share of Plan funding for the years ended December 31, 2014, 2013 and 2012 totaling $19,811, $19,726 and $14,681, respectively.

Total net periodic benefit cost for the Plan was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2014, 2013 and 2012.

The Company held a pre-funded pension expense receivable due from AHC. The balance of the prefunded pension expense receivable was $5,000 at December 31, 2013 and was a non-admitted asset.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees who are not Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $9,703, $9,280 and $8,990 in 2014, 2013 and 2012, respectively.

Additionally, the Company participates in a postretirement benefit plan sponsored by AHC. The expense for the postretirement benefit plan was entirely paid by AHC. The Company will be allocated these costs based primarily on employee counts. In 2014, 2013 and 2012, the Company paid $0, $1,300 and $1,300, respectively to AHC on behalf of its participation in two Voluntary Employee’s Beneficiary Associations (VEBAs) for the postretirement medical and life insurance benefits.

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $162,096 in dividends in 2015, without prior approval. The Company paid ordinary dividends of $20,000, $20,000 and $50,000 to AHC, its parent, in 2014, 2013 and 2012, respectively.

48

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS, (continued)

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2014	2013	2012
Unrealized capital gains, net of taxes	$78,762	$68,441	$64,619
Non-admitted asset values	(111,495)	(121,678)	(249,528)
Asset valuation reserve	(150,223)	(132,382)	(120,181)
Liability for reinsurance in unauthorized companies	-	-	(21)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes. The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued until written approval has been received. Interest totaling $4,100 was paid in 2014, 2013 and 2012 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes totaling $49,897 and $49,888 at December 31, 2014 and 2013, respectively, (face value of $50,000 less unamortized discount of $103 and $112 in 2014 and 2013, respectively) was recorded in capital and surplus.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

At December 31, 2014 and 2013, respectively, the Company had outstanding agreements to fund mortgages totaling $59,861 and $30,712. In addition at December 31, 2014 and 2013, respectively, the Company has committed to invest $79,171 and $77,249 in equity-type limited partnerships in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

The Company has a $15,000 unsecured line of credit available at December 31, 2014. No balance was outstanding at any time during 2014 and 2013. The line of credit expires May 31, 2015.

Affordable Care Act (ACA) Assessments

The Company is subject to an annual fee under section 9010 of the Federal Affordable Care Act (ACA). This annual fee is allocated to individual health insurers based on the ratio of the amount of the entity's net premiums written during the preceding calendar year to the amount of health insurance for any U.S. health risk that is written during the preceding calendar year. A health insurance entity's portion of the annual fee becomes payable once the entity provides health insurance for any U.S. health risk for each calendar year beginning on or after January 1, of the year the fee is due. As of December 31, 2014, the Company has written health insurance subject to the ACA assessment and expects to conduct health insurance business in 2015. The Company estimates its portion of the annual health insurance industry fee to be payable on September 30, 2015 to be $10,900. This amount is reflected in special surplus – Affordable Care Act fee assessment on the Balance Sheets – Statutory Basis. This assessment is expected to impact the Company’s Authorized Control Level of the NAIC Risk Based Capital (RBC) calculation by an increase of $6.

Reporting the ACA assessment as of December 31, 2014 and 2013 would not have triggered and RBC action level.

	2014	2013
ACA fee assessment payable for the upcoming year	$10,900	$7,325
ACA fee assessment paid	8,154	-
Premium written subject to ACA 9010 assessment	623,805	590,037
Total Adjusted Capital before surplus adjustment	1,787,850	xxx
Authorized Control Level before surplus adjustment	124,559	xxx
Total Adjusted Capital after surplus adjustment	1,776,950	xxx
Authorized Control Level after surplus adjustment	124,565	xxx

49

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

Guaranty Funds Assessments

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2014, 2013 and 2012 the charge to operations related to these assessments was not significant. The estimated liability of $2,926 and $3,030 at December 31, 2014 and 2013, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2014 and 2013, the Company had a receivable of $2,156 and $2,049, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis.

Litigation and Regulatory Examination

From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations.

There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2014 and 2013.

Uncollectibility of Assets

The Company had admitted assets of $8,599 and 7,841 at December 31, 2014 and 2013, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASO Plans

The gain from operations from administrative services only (ASO) uninsured plans, which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis, is as follows for the year ended December 31:

	2014	2013	2012
Net reimbursement for administrative expenses (including
administrative fees) in excess of actual expenses	$1,830	$2,016	$1,725
Net gain from operations	$1,830	$2,016	$1,725

Total claim payment volume	$136,424	$133,418	$138,416

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

ASC Plans

The gain from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the year ended December 31:

	2014	2013	2012
Gross reimbursement for medical cost incurred	$19,644	$19,270	$16,919
Other income or expenses (including interest paid
to or received from plans)	11	12	12
Gross expenses incurred (claims and administrative)	18,569	18,315	16,370
Net gain from operations	$1,086	$967	$561

50

NOTE 10 - LEASES

The Company leases office space under operating lease agreements that expire at various dates through 2020. Certain rental commitments have renewal options extending through the year 2020. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $3,720, $4,666 and $4,496 in 2014, 2013 and 2012, respectively. In addition, the Company entered into a space sharing agreement with Calvert in January 2011 and the amount expensed was $494 for the years ended December 31, 2014, 2013 and 2012.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2014:

2015	$3,855
2016	3,350
2017	2,884
2018	2,514
2019 and thereafter	5,287
$17,890

NOTE 11 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, Tax Favored Benefits (TFB) for which direct premiums written exceed 5% of total capital and surplus. TFB writes group annuity, ordinary life and accident and health business, does not have an exclusive contract, and has been granted the authority for underwriting authority. The total amount of direct premiums written by TFB was $117,110, $91,145 and $95,164 for the years ended December 31, 2014, 2013 and 2012, respectively. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums written by third-party administrators was $301,521, $269,276 and $288,879 for the years ended December 31, 2014, 2013 and 2012, respectively.

NOTE 12 - OTHER ITEMS

Securities on Deposit

Bonds and cash with a book/adjusted carrying value of $125,578 and $143,413 at December 31, 2014 and 2013, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

The Company was required by the NY-DFS to place bonds with a book/adjusted carrying value of $113,206 and $122,726 and cash of $4,177 and $171 at December 31, 2014 and 2013, respectively, into a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2014 and through March 25, 2015, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

51

NOTE 14 – REINSURANCE, (continued)

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company, which is controlled either directly or indirectly, by a party not primarily engaged in the business of insurance.

Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2014	2013	2012
Assumed	$69,217	$125,187	$76,787
Ceded	(185,672)	(451,971)	(210,587)
Reinsurance premiums, net	(116,455)	(326,784)	(133,800)

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

The following is a summary of affiliated transactions through reinsurance operations (see Note 5 – Information Concerning Parent, Subsidiaries, Affiliates and Related Parties for 2013 transaction detail):

	Years Ended December 31
	2014	2013	2012
Premium income:
Assumed	$3,482	$53,410	$308
Ceded	(271)	258,736	-
Reserves for life, accident and health policies:
Assumed	49,639	50,495	595
Ceded	92,039	131,637	-

The Company recaptured a Hannover monthly renewal term reinsurance treaty effective January 1, 2012. As a result of this recapture, the following was recorded in January 2012:

Amount
Recapture settlement (increase in ceded premiums)	$(14,506)
Release of ceded claims and in course of settlement liabilities	(7,864)
Release of ceded reserve liability	(4,833)
Pre-tax impact of recapture	(27,203)
Federal income tax benefit	9,521
Net income impact of recapture	$(17,682)

Impact of recapture on unassigned surplus	$(17,682)

Upon the Merger during 2014, the Company elected to release the deferred IMR and emerging profits associated with a 2003 reinsurance treaty of the former Union Central that was novated during the Merger. There was a one-time adjustment of $3,856 as a direct decrease to unassigned surplus with offsetting increases to commission and expense allowances on reinsurance ceded and amortization of IMR. Overall, there was no impact to ending unassigned surplus for the Company at December 31, 2014.

52

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims in the Balance Sheets – Statutory Basis, is summarized as follows:

	2014	2013	2012
Total reserve for unpaid claims at January 1	$234,182	$245,524	$241,055
Less reinsurance assumed	(21,123)	(55,385)	(54,524)
Plus reinsurance ceded	106,966	110,293	107,666
Direct balance	320,025	300,432	294,197

Incurred related to:
Current year	514,844	489,102	456,482
Prior year	(3,346)	(3,383)	(10,484)
Total incurred	511,498	485,719	445,998

Paid related to:
Current year	422,064	405,041	380,092
Prior year	65,178	61,085	59,671
Total paid	487,242	466,126	439,763

Direct balance	344,281	320,025	300,432
Plus reinsurance assumed	18,353	21,123	55,385
Less reinsurance ceded	(111,132)	(106,966)	(110,293)
Total reserve for unpaid claims at December 31	$251,502	$234,182	$245,524

As a result of favorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses decreased by $3,346, $3,383 and $10,484 for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company paid assumed reinsurance claims of $61,597, $70,194 and $71,684 and incurred assumed reinsurance claims of $58,827, $35,932 and $72,545 for the years ended December 31, 2014, 2013 and 2012, respectively. The reinsurance assumed reserves were reduced in 2013 for $30,057 which was transferred to Ameritas NY for the Phoenix Home Life assumption (see Note 5 – Information Concerning Parent, Subsidiaries, Affiliates and Related Parties).

The Company paid ceded reinsurance claims of $15,095, $14,587 and $13,930, and incurred ceded reinsurance claims of $19,261, $11,260 and $16,557 for the years ended December 31, 2014, 2013 and 2012, respectively.

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

53

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES, (continued)

As of December 31, 2014 and 2013, respectively, the Company had $4,682,645 and $4,894,075 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $21,181 and $23,875 at December 31, 2014 and 2013, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2014
	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$977,780	$-	$-	$977,780	10.1%
At book value less current
surrender charge of 5% or more	429,516	-	-	429,516	4.4%
At fair value	-	-	5,772,725	5,772,725	59.5%
Total with adjustment or at fair value	1,407,296	-	5,772,725	7,180,021	74.0%
At book value without adjustment
(minimal or no charge)	1,877,027	-	-	1,877,027	19.3%
Not subject to discretionary withdrawal	645,735	-	-	645,735	6.7%
Total gross	3,930,058	-	5,772,725	9,702,783	100.0%
Reinsurance ceded	40,675	-	-	40,675
Total annuity reserves and
deposit-type funds	$3,889,383	$-	$5,772,725	$9,662,108

	2013
	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$1,013,927	$-	$-	$1,013,927	10.8%
At book value less current surrender
charge of 5% or more	363,611	-	-	363,611	3.9%
At fair value	-	-	5,679,946	5,679,946	60.5%
Total with adjustment or at fair value	1,377,538	-	5,679,946	7,057,484	75.2%
At book value without adjustment
(minimal or no charge)	1,879,694	-	-	1,879,694	20.0%
Not subject to discretionary withdrawal	447,495	-	352	447,847	4.8%
Total gross	3,704,727	-	5,680,298	9,385,025	100.0%
Reinsurance ceded	39,888	-	-	39,888
Total annuity reserves and
deposit-type funds	$3,664,839	$-	$5,680,298	$9,345,137

54

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2014	2013
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$3,194,117	$3,097,861
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	22,904	23,681
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	672,362	543,297
	3,889,383	3,664,839
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	5,772,725	5,680,298
Total	$9,662,108	$9,345,137

NOTE 18 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2014		2013
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$5,509	$3,573	$4,635	$3,256
Ordinary renewal	12,228	23,452	23,475	33,682
Group life	1	1	1	1
Group annuity	(4,618)	(4,618)	-	-
Total	$13,120	$22,408	$28,111	$36,939

NOTE 19 - SEPARATE ACCOUNTS

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies and group annuity contracts of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at fair value.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2014, the Company reported assets and liabilities from variable universal life, variable annuities, and group annuities product lines in a separate account.

In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account.

55

NOTE 19 - SEPARATE ACCOUNTS, (continued)

As of December 31, 2014 and 2013 the Company’s Separate Account Statements included legally insulated assets of $6,679,996 and $6,581,547, respectively.

The Company does not engage in securities lending transactions within the separate account.

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2014	2013	2012
For the year ended December 31:
Premiums, considerations or deposits	$738,843	$741,472	$762,120
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$6,607,665	$6,503,080

Reserves subject to discretionary withdrawal:
At fair value	$6,607,665	$6,502,728
Not subject to discretionary withdrawal	-	352
Total included in “Separate account liabilities” in the
Balance Sheets – Statutory Basis	$6,607,665	$6,503,080

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2014	2013	2012
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts	$738,843	$741,472	$762,120
Transfers from the separate accounts	(980,606)	(996,806)	(883,968)
Net transfers from the separate accounts	(241,763)	(255,334)	(121,848)
Reconciling adjustments:
Other	(8)	(52)	58
Net transfers from separate accounts in the Summary of
Operations and Changes in Capital and Surplus –Statutory
Basis of the Company	$(241,771)	$(255,386)	$(121,790)

56

NOTE 20 - RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME AND EQUITY

A reconciliation of net income and capital and surplus of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP is as follows:

	2014	2013	2012
Statutory net income as reported	$129,843	$191,575	$95,859
Insurance reserves	(17,091)	76,515	38,283
Deferred policy acquisition costs and intangible assets	1,341	(18,492)	(10,071)
Deferred income taxes and other tax reclassifications	(27,771)	(64,892)	(41,264)
Gains and losses on investments	(3,125)	483	11,971
Income related to investments	6,948	(81,650)	(15,186)
Earnings of subsidiaries	4,862	(9,216)	4,641
Modco reserve adjustment	-	(12,272)	-
CARVM/CRVM reinsurance adjustment	-	5,746	-
Financing contracts	-	-	19,782
Other	1,715	4,094	11,923
GAAP net income	$96,722	$91,891	$115,938

	2014	2013	2012
Statutory surplus as reported	$1,623,458	$1,552,691	$1,348,409
Insurance reserves	(182,403)	(125,875)	(171,811)
Deferred policy acquisition costs and intangible assets	680,774	634,501	630,095
Deferred income taxes	(337,566)	(299,420)	(458,166)
Valuation of investments	391,158	284,495	773,511
Statutory investment reserves	179,759	164,803	151,802
Goodwill	13,383	13,383	13,383
Subsidiary equity	154,895	138,248	15,235
Statutory non-admitted assets	111,495	121,678	249,528
Surplus notes	(49,590)	(49,556)	(49,522)
Other	1,921	(5,066)	(4,710)
GAAP equity	$2,587,284	$2,429,882	$2,497,754

57

PART C

OTHER INFORMATION

Item 26. Exhibits

Exhibit Number	Description of Exhibit
(a)		Resolution of Board of Directors of Ameritas Life Insurance Corp. establishing Ameritas Life Insurance Corp. Separate Account LLVL. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form S-6 Post-Effective Amendment No. 4 to Registration No. 33-86500, filed April 6, 1998, EX-99.1(1).
(b)		Custody Agreements. Not Applicable
(c)	(1)	Third Amended and Restated Principal Underwriting Agreement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 6 to Registration No. 333-182090, filed February 25, 2015, EX.3(a).
(c)	(2)	Form of Selling Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 to Registration No. 333-151913, filed April 9, 2009, EX-99.C.
(d)	(1)	Form of Policy. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form S-6 Post-Effective Amendment No. 4 to File No. 33-86500, filed April 6, 1998, EX 99.1.(5)(a).
(d)	(2)	Form of Policy riders.
Accelerated Benefit Rider for Terminal Illness
Children's Insurance Rider
Paid-Up Insurance Benefit Endorsement
Term Insurance Rider for Other Insured Persons
Waiver of Monthly Deduction Rider
		Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 9 to Registration No. 333-151913, filed April 29, 2015, EX.99.d(2)(A), EX.99.d(2)(D), EX.99.d(2)(G), EX.99.d(2)(J), and EX.99.d(2)(L).
(e)		Application for Variable Universal Life (LLVUL). Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form S-6 Post-Effective Amendment No. 4 to Registration No. 33-86500, filed April 6, 1998, EX 99.1.(10).
(f)	(1)	Amended and Restated Articles of Incorporation of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 5 to Registration No. 333-182090, filed April 22, 2014, EX99.A.
(f)	(2)	Amended and Restated By-laws of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 5 to Registration No. 333-182090, filed April 22, 2014, EX99.B.
(g)		Reinsurance Agreements.
		(1) Canada Life. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration No. 333-151913, filed February 25, 2011, EX.99.G(1).
		(2) Swiss Re. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration No. 333-151913, filed February 25, 2011, EX.99.G(2).
		(3) Munich. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration No. 333-151913, filed February 25, 2011, EX.99.G(3).

Exhibit Number	Description of Exhibit
	(4)	Generali USA Reinsurance. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 5 to Registration No. 333-151913, filed April 20, 2012, EX.99.G(1).
	(5)	RGA Reinsurance Company. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 5 to Registration No. 333-151913, filed April 20, 2012, EX.99.G(2).
(h)	Participation Agreements.
	(1)	AIM/Invesco. Incorporated by reference to Ameritas Variable Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX-99.H1.
	(2)	American Century. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.2.
	(3)	Calvert Variable Series and Calvert Variable Products. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration No. 333-142483, filed April 18, 2011, EX.99.H(1).
	(4)	Deutsche Variable Series I and II. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.1.
	(5)	DFA. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 10 to Registration No. 333-120972, filed April 18, 2011, EX-99.H.
	(6)	Fidelity Variable Insurance Products Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.2.
	(7)	Franklin Templeton. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX-99.H.4.
	(8)	MFS Variable Insurance Trust. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8C.
	(9)	MFS Variable Insurance Trust II. Incorporated by reference to Carillon Account Form N-4 initial Registration Statement for No. 333-197146, filed July 1, 2014, EX-99.8(k).
	(10)	PIMCO. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.3.
	(11)	Rydex Variable Trust. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form S-6/A Pre-Effective Amendment No. 1 to Registration No. 333-76359, filed June 11, 1999, EX-99.1(8)(C).
	(12)	T. Rowe Price. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.5.
	(13)	Third Avenue. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX. 99.H.5.
	(14)	Universal Institutional Funds. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8D.

	(15)	Vanguard Variable Insurance Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX-99.H.6.
(i)	Administrative Contracts.
	(1)	General Administrative Services Agreement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-142483, filed July 23, 2008, EX-99.H.C.
	(2)	Amended and Restated General Administrative Services Agreement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 14 to Registration No. 333-142483, filed January 20, 2012, EX-99.H.
	(3)	Service Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration No. 333-151913, filed February 25, 2011, EX. 99.I(1).
	(4)	Amended and Restated Asset Allocation Investment Advisory Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration No. 333-151913, filed February 25, 2011, EX.99.I(2).
	(5)	Research Services Agreement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-182090, filed August 16, 2013, EX-99.H.
(j)	Other Material Contracts: Powers of Attorney. Exhibit j, filed herein.
(k)	Legal Opinion. Exhibit k, filed herein.
(l)	Actuarial Opinion. Not applicable.
(m)	Calculation. Not applicable.
(n)	Consents of Independent Auditors and Independent Registered Public Accounting Firm. Exhibit n, filed herein.
(o)	No financial statements are omitted from Item 24.
(p)	Initial Capital Agreements. Not applicable.
(q)	Transfer and Redemption Procedures Pursuant to Rule 6e-3(T)(b)(12)(iii). Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.Q.

Item 27. Directors and Officers of the Depositor

Name and Principal	Position and Offices
Business Address*	with Depositor

JoAnn M. Martin	Director, Chair, President & Chief Executive Officer
James P. Abel	Director
Michael S. Cambron	Director
J. Sidney Dinsdale	Director
James R. Krieger	Director
Tonn M. Ostergard	Director
Kim M. Robak	Director
Paul C. Schorr, IV	Director
Bryan E. Slone	Director
William W. Lester	Executive Vice President & Corporate Treasurer
Timmy L. Stonehocker	Executive Vice President
Robert C. Barth	Senior Vice President & Chief Financial Officer
Bret L. Benham	Senior Vice President, Retirement Plans
J. Thomas Burkhard	Senior Vice President, Chief Distribution Officer, Individual
Ann D. Diers	Vice President & Associate General Counsel, Variable Contracts & AIC
Karen M. Gustin	Senior Vice President, Group Distribution
Cheryl L. Heilman	Senior Vice President, Individual Operations
Robert M. Jurgensmeier	Senior Vice President, Chief Actuary, Individual
Bruce E. Mieth	Senior Vice President, Group Operations
James Mikus	Senior Vice President & Chief Investment Officer
Lisa A. Mullen	Senior Vice President, Individual Financial Operations
Robert-John H. Sands	Senior Vice President, General Counsel & Corporate Secretary
Janet L. Schmidt	Senior Vice President, Director of Human Resources
Steven J. Valerius	President, Individual Division
Kenneth L. VanCleave	President, Group Division
Paul G. Wesling	Senior Vice President, Individual DI Product Management
Linda A. Whitmire	Senior Vice President, Chief Actuary, Corporate
Richard A. Wiedenbeck	Senior Vice President & Chief Information Officer
Kelly J. Wieseler	Senior Vice President, Group Chief Actuary & Underwriting
Susan K. Wilkinson	Senior Vice President, Planning & Risk Management

* Principal business address: Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Name of Corporation (state where organized)	Principal Business

Ameritas Mutual Holding Company (NE)	mutual insurance holding company

Ameritas Holding Company (NE)	stock insurance holding company

Ameritas Life Insurance Corp. (NE)	life/health insurance company
Calvert Investments Inc. (DE)	holding company
Calvert Investment Management, Inc. (DE)	asset management services
Calvert Investment Services, Inc. (DE)	shareholder services
Calvert Investment Administrative Services, Inc. (DE)	administrative services
Calvert Investment Distributors, Inc. (DE)	broker-dealer
Griffin Realty, LLC (VA)	real estate investment company
Ameritas Investment Corp. (NE)	securities broker dealer and investment adviser
Ameritas Life Insurance Corp. of New York (NY)	life insurance company

Ameritas Investment Partners, Inc. (NE)	investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 29. Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

The Company shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he is or was a director, officer, or employee of the Company or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorney’s fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska.

Section 21-20,103 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation against liability by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnification for such expenses which the Court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a)	Ameritas Investment Corp. ("AIC"), which serves as the principal underwriter for the variable life insurance policies issued through Ameritas Life Insurance Corp. Separate Account LLVL, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA. AIC also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account, and for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life of NY Separate Account VA, and Carillon Account.

(b)	The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

Name and Principal	Positions and Offices
Business Address	With Underwriter
William W. Lester*	Director & Chair
Salene Hitchcock-Gear*	Director, President & Chief Executive Officer
Robert C. Barth*	Director
Timmy L. Stonehocker*	Director
Michael D. Burns*	Senior Vice President, Chief Compliance & Risk Management Officer
Scott E. Fletcher*	Senior Vice President, AIC Capital Markets
Robert-John H. Sands*	Corporate Secretary

* Principal business address: Ameritas Investment Corp., 5900 O Street, Lincoln, Nebraska 68510.

(c)	Compensation From the Registrant.

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
Ameritas Investment Corp. ("AIC")	$11,651	$0	$0	$46,573

(2)+(4)+(5) = Gross variable life compensation received by AIC.

(2) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.

(4) = Sales compensation received by AIC for retail sales.

(5) = Sales compensation received by AIC and retained as underwriting fee.

Item 31. Location of Accounts and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 32. Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 33. Fee Representation

Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVL, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 8 to Registration Statement Number 333-151912 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 29th day of April, 2015.

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL, Registrant

AMERITAS LIFE INSURANCE CORP., Depositor

By: /s/ JoAnn M. Martin*
Chair of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 29, 2015.

SIGNATURE	TITLE

JoAnn M. Martin *	Director, Chair, President & Chief Executive Officer
James P. Abel *	Director
Michael S. Cambron *	Director
J. Sidney Dinsdale *	Director
James R. Krieger*	Director
Tonn M. Ostergard *	Director
Kim M. Robak *	Director
Paul C. Schorr, IV *	Director
Bryan E. Slone *	Director
William W. Lester *	Executive Vice President & Corporate Treasurer
Timmy L. Stonehocker *	Executive Vice President
Robert C. Barth *	Senior Vice President & Chief Financial Officer
Robert-John H. Sands *	Senior Vice President, General Counsel & Corporate Secretary
Steven J. Valerius *	President, Individual Division

/s/ Ann D. Diers
Ann D. Diers	Vice President & Associate General Counsel, Variable Contracts & AIC

*	Signed by Ann D. Diers under Powers of Attorney executed effective as of February 23, 2015.

Exhibit Index

Exhibit

(j)	Other Material Contracts: Power of Attorney

(k)	Legal Opinion

(n)	Consents of Independent Auditors and Independent Registered Public Accounting Firm.